UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-5724
Oppenheimer Global Strategic Income Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Arthur S. Gabinet
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: September 30
Date of reporting period: 3/30/2012

Item 1. Reports to Stockholders.

March 31, 2012

Oppenheimer

Global Strategic Income Fund

Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund's Portfolio Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Financial Statements

OppenheimerFunds®

The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS

Portfolio Allocation

Foreign Government Obligations	28.7%

Corporate Bonds and Notes	26.0

Mortgage-Backed Obligations:
Non-Agency	12.1
Government Agency	6.7

Investment Companies	14.8

U.S. Government Obligations	4.9

Structured Securities	3.6

Cash Equivalent	0.9

Loan Participations	0.9

Asset-Backed Securities	0.5

Swaptions Purchased	0.4

Common Stocks	0.3

Preferred Stocks	0.1

Options Purchased	0.1

Wholly-Owned Subsidiary	—	*

Rights, Warrants and Certificates	—	*

*	Represents a value of less than 0.05%.
Portfolio holdings and allocations are subject to change. Percentages are as of March 30, 2012, and are based on the total market value of investments. The Fund may invest without limit in below investment-grade securities, which carry a greater risk that the issue may default on principal or interest payments, and in foreign securities, which entail higher expenses and risks, such as currency fluctuation.

Corporate Bonds & Notes—Top Ten Industries

Oil, Gas & Consumable Fuels	4.7%

Commercial Banks	3.3

Electric Utilities	1.6

Media	1.5

Hotels, Restaurants & Leisure	1.2

Diversified Telecommunication Services	1.0

Wireless Telecommunication Services	0.9

Capital Markets	0.9

Chemicals	0.8

Food Products	0.6
Portfolio holdings and allocations are subject to change. Percentages are as of March 30, 2012, and are based on net assets.
7 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 10/16/89. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.
Class B shares of the Fund were first publicly offered on 11/30/92. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 5/26/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class I shares of the Fund were first publicly offered on 1/27/12. Class I shares are only offered to eligible institutional investors that make a minimum initial investment of $5 million or more per account and to retirement plan service provider platforms. There is no sales charge for Class I shares.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 1/26/98. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.
8 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 30, 2012.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
9 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	October 1, 2011	March 30, 2012	March 30, 2012[1,2]

Actual
Class A	$1,000.00	$1,070.60	$4.70

Class B	1,000.00	1,065.70	9.39

Class C	1,000.00	1,066.70	8.62

Class I	1,000.00	1,017.60	0.88

Class N	1,000.00	1,068.50	6.76

Class Y	1,000.00	1,069.10	3.71
Hypothetical
(5% return before expenses)
Class A	1,000.00	1,020.34	4.58

Class B	1,000.00	1,015.81	9.16

Class C	1,000.00	1,016.56	8.41

Class I	1,000.00	1,022.38	2.52

Class N	1,000.00	1,018.35	6.60

Class Y	1,000.00	1,021.28	3.62

1.	Actual expenses paid for Classes A, B, C, N and Y are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Actual expenses paid for Class I are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 64/366 to reflect the period from January 27, 2012 (inception of offering) to March 30, 2012.

2.	Hypothetical expenses paid for all classes are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended March 30, 2012 for Classes A, B, C, N and Y and for the period from January 27, 2012 (inception of offering) to March 30, 2012 for Class I are as follows:

Class	Expense Ratios

Class A	0.91%

Class B	1.82

Class C	1.67

Class I	0.50

Class N	1.31

Class Y	0.72
The expense ratios reflect voluntary waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
10 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS March 30, 2012* / Unaudited

	Shares	Value

Wholly-Owned Subsidiary—0.0%
Oppenheimer Global Strategic Income Fund (Cayman) Ltd.[1,2] (Cost $1,500,000)	15,000	$1,469,259

	Principal
	Amount

Asset-Backed Securities—0.6%
DLJ Ltd., Collateralized Bond Obligations, Series 1A, Cl. C2, 11.96%, 4/15/11[3,4]	$15,000,000	150

DSC Floorplan Master Owner Trust, Automobile Receivable Nts., Series 2011-1, Cl. A, 3.91%, 3/15/16	1,945,000	1,973,737

DT Auto Owner Trust 2011-1A, Automobile Receivable Nts., Series 2011-1A, Cl. C, 3.05%, 8/15/15[5]	2,710,000	2,718,534

Embarcadero Aircraft Securitization Trust, Airplane Receivable Nts., Series 2000-A, Cl. B, 0.656%, 8/15/25[3,4]	2,730,094	—

Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized Bond Obligations, Series 1A, Cl. D, 12.54%, 6/13/11[3,4]	9,183,876	—

Green Tree Financial Corp., Manufactured Housing Contract Sr. Sub. Pass-Through Certificates, Series 1997-5, Cl. M1, 6.95%, 5/15/29	5,000,000	4,614,842

Greenpoint Credit Manufactured Housing Contract Trust, Pass-Through Certificates, Series 2000-3, Cl. IM1, 9.01%, 6/1/31[6]	1,325,088	203,094

Ice 1 Em CLO Ltd./Ice 1 Em CLO Corp., Sr. Sec. Sub. Term Nts.:
Series 2007-1A, Cl. B, 2.456%, 8/15/22[4,7]	21,000,000	13,230,000
Series 2007-1A, Cl. C, 3.756%, 8/15/22[4,7]	17,780,000	10,490,200
Series 2007-1A, Cl. D, 5.756%, 8/15/22[4,7]	17,780,000	10,312,400

Madison Avenue CDO Ltd., Collateralized Debt Obligations, Series 2A, Cl. C1, 2.99%, 3/24/14[4,6,7]	4,426,820	8,854

Santander Drive Auto Receivables Trust 2011-S1A, Automobile Receivables Nts., Series 2011-S1A, Cl. D, 3.10%, 5/15/17[4]	736,535	734,811

SLM Student Loan Trust, Student Loan Receivables, Series 2005-B, Cl. B, 0.874%, 6/15/39[7]	6,586,000	3,186,477

Total Asset-Backed Securities (Cost $93,920,376)		47,473,099

Mortgage-Backed Obligations—19.5%

Government Agency—7.0%

FHLMC/FNMA/FHLB/Sponsored—6.6%
Federal Home Loan Mortgage Corp.:
4.50%, 4/1/42[8]	16,120,000	17,097,275
5%, 12/15/34	2,203,007	2,378,662
5.50%, 9/1/39	5,162,883	5,623,484
6%, 1/15/19-7/15/24	4,375,824	4,791,413
6.50%, 4/15/18-6/15/35	3,230,231	3,596,946
7%, 8/15/21-3/1/35	2,963,582	3,460,572
7.50%, 1/1/32-2/15/32	3,731,573	4,473,840
8.50%, 8/15/31	216,829	266,592
11 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal Home Loan Mortgage Corp.: Continued
10%, 5/15/20	$113,965	$132,954
10.50%, 6/14/20	66,102	79,953
11.50%, 11/14/16	13,542	13,863
12%, 7/15/15-6/15/17	56,562	61,927

Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1360, Cl. PZ, 7.50%, 9/15/22	3,352,765	3,901,003
Series 151, Cl. F, 9%, 5/15/21	7,506	8,711
Series 1590, Cl. IA, 1.30%, 10/15/23[7]	2,877,249	2,942,217
Series 1674, Cl. Z, 6.75%, 2/15/24	151,082	173,868
Series 2006-11, Cl. PS, 23.68%, 3/25/36[7]	1,707,329	2,592,333
Series 2034, Cl. Z, 6.50%, 2/15/28	27,295	31,301
Series 2042, Cl. N, 6.50%, 3/15/28	36,529	41,879
Series 2043, Cl. ZP, 6.50%, 4/15/28	2,754,004	3,207,190
Series 2053, Cl. Z, 6.50%, 4/15/28	26,233	30,087
Series 2116, Cl. ZA, 6%, 1/15/29	1,751,131	1,980,769
Series 2122, Cl. F, 0.692%, 2/15/29[7]	75,574	76,070
Series 2279, Cl. PK, 6.50%, 1/15/31	45,319	49,363
Series 2326, Cl. ZP, 6.50%, 6/15/31	408,529	470,640
Series 2344, Cl. FP, 1.192%, 8/15/31[7]	1,044,348	1,067,856
Series 2368, Cl. PR, 6.50%, 10/15/31	60,468	69,697
Series 2368, Cl. TG, 6%, 10/15/16	327,086	348,901
Series 2401, Cl. FA, 0.892%, 7/15/29[7]	140,220	141,845
Series 2412, Cl. GF, 1.192%, 2/15/32[7]	1,914,130	1,957,225
Series 2427, Cl. ZM, 6.50%, 3/15/32	1,912,359	2,205,664
Series 2451, Cl. FD, 1.242%, 3/15/32[7]	714,969	731,735
Series 2453, Cl. BD, 6%, 5/15/17	78,227	84,268
Series 2461, Cl. PZ, 6.50%, 6/15/32	272,180	314,094
Series 2464, Cl. FI, 1.242%, 2/15/32[7]	703,707	718,511
Series 2470, Cl. AF, 1.242%, 3/15/32[7]	1,153,537	1,180,588
Series 2470, Cl. LF, 1.242%, 2/15/32[7]	719,695	734,835
Series 2471, Cl. FD, 1.242%, 3/15/32[7]	1,066,748	1,089,150
Series 2475, Cl. FB, 1.242%, 2/15/32[7]	985,668	1,006,403
Series 2500, Cl. FD, 0.742%, 3/15/32[7]	309,242	311,821
Series 2517, Cl. GF, 1.242%, 2/15/32[7]	595,059	607,577
Series 2526, Cl. FE, 0.642%, 6/15/29[7]	346,811	348,482
Series 2551, Cl. FD, 0.642%, 1/15/33[7]	234,376	235,493
Series 2551, Cl. LF, 0.742%, 1/15/33[7]	104,576	105,140
Series 2668, Cl. AZ, 4%, 9/1/18	574,449	608,977
Series 2676, Cl. KY, 5%, 9/15/23	2,251,204	2,476,031
Series 2936, Cl. PE, 5%, 2/1/35	2,807,000	3,166,425
Series 3025, Cl. SJ, 23.864%, 8/15/35[7]	1,649,765	2,585,191
Series 3094, Cl. HS, 23.497%, 6/15/34[7]	960,629	1,382,146
Series 3465, Cl. HA, 4%, 7/1/17	346,795	361,533
Series 3617, Cl. DC, 4%, 7/1/27	1,606,616	1,666,626
Series 3676, Cl. DA, 4%, 4/1/22	1,499,488	1,528,532
Series 3822, Cl. JA, 5%, 6/1/40	3,752,764	4,035,605
Series 3848, Cl. WL, 4%, 4/1/40	2,755,766	2,898,542
Series 3917, Cl. BA, 4%, 6/1/38	4,480,871	4,656,226
12 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal
	Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 183, Cl. IO, 13.028%, 4/1/27[9]	$456,187	$100,602
Series 192, Cl. IO, 11.476%, 2/1/28[9]	194,894	37,462
Series 2035, Cl. PE, 0.909%, 3/15/28[9]	54,592	9,165
Series 2049, Cl. PL, 23.395%, 4/15/28[9]	328,634	55,406
Series 205, Cl. IO, 12.668%, 9/1/29[9]	1,142,678	214,177
Series 206, Cl. IO, 0%, 12/1/29[9,10]	363,432	82,855
Series 207, Cl. IO, 0%, 4/1/30[9,10]	385,284	74,759
Series 2074, Cl. S, 61.505%, 7/17/28[9]	284,179	58,491
Series 2079, Cl. S, 73.194%, 7/17/28[9]	480,437	102,496
Series 214, Cl. IO, 0%, 6/1/31[9,10]	344,592	65,837
Series 2177, Cl. SB, 99.999%, 8/15/29[9]	297,751	72,103
Series 243, Cl. 6, 1.022%, 12/15/32[9]	1,183,744	267,903
Series 2526, Cl. SE, 40.525%, 6/15/29[9]	626,687	129,215
Series 2795, Cl. SH, 16.652%, 3/15/24[9]	4,338,120	637,048
Series 2802, Cl. AS, 90.059%, 4/15/33[9]	907,039	56,958
Series 2819, Cl. S, 54.841%, 6/15/34[9]	6,548,170	1,165,612
Series 2920, Cl. S, 66.196%, 1/15/35[9]	3,721,174	738,626
Series 3004, Cl. SB, 99.999%, 7/15/35[9]	6,742,901	1,175,083
Series 3110, Cl. SL, 34.843%, 2/15/26[9]	1,323,394	169,668
Series 3450, Cl. BI, 10.188%, 5/15/38[9]	1,898,343	263,930
Series 3451, Cl. SB, 15.774%, 5/15/38[9]	4,012,058	497,226
Series 3662, Cl. SM, 24.714%, 10/15/32[9]	1,339,992	183,100

Federal Home Loan Mortgage Corp., Mtg.-Linked Global Debt Securities, 2.06%, 1/15/22	8,263,808	8,378,053

Federal National Mortgage Assn.:
2.50%, 4/1/27[8]	34,360,000	34,843,188
2.647%, 10/1/36[7]	10,972,524	11,724,448
3.50%, 4/1/27[8]	16,865,000	17,692,439
4%, 9/1/18-10/1/18	7,257,544	7,748,424
4%, 4/1/27-4/1/42[8]	38,175,000	40,050,731
4.50%, 4/1/27-4/1/42[8]	53,507,000	56,998,372
5%, 2/25/18-12/25/21	16,877,296	18,328,721
5%, 4/1/42[8]	40,008,000	43,221,151
5.50%, 1/25/22-1/1/36	3,245,502	3,551,992
5.50%, 4/1/27-4/1/42[8]	21,266,000	23,172,572
6%, 6/25/17-10/1/40	144,847	155,622
6%, 4/1/42[8]	8,965,000	9,878,312
6.50%, 4/25/18-1/1/34	10,567,739	12,101,673
7%, 11/1/17-9/25/34	16,268,909	18,759,758
7.50%, 2/25/27-3/25/33	6,569,106	7,844,446
8.50%, 7/1/32	29,065	35,501
9.50%, 4/25/20-4/8/21	25,793	29,697
11%, 7/25/16-2/25/26	175,167	201,155
13%, 6/25/15	28,969	32,171
15%, 5/9/13	3,120	3,228
13 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal National Mortgage Assn. Grantor Trust, Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-T10, Cl. IO, 34.80%, 12/25/41[9]	$80,920,463	$822,354
Trust 2001-T3, Cl. IO, 51.321%, 11/25/40[9]	10,467,706	225,175

Federal National Mortgage Assn., 15 yr., 3%, 4/1/27[8]	36,670,000	37,970,637

Federal National Mortgage Assn., 30 yr., 3.50%, 4/1/42[8]	6,310,000	6,481,553

Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Trust 1996-35, Cl. Z, 7%, 7/25/26	157,172	184,533
Trust 1997-45, Cl. CD, 8%, 7/18/27	1,066,324	1,264,795
Trust 1998-58, Cl. PC, 6.50%, 10/25/28	927,598	1,063,460
Trust 1999-14, Cl. MB, 6.50%, 4/25/29	44,624	50,892
Trust 1999-54, Cl. LH, 6.50%, 11/25/29	1,768,282	2,025,679
Trust 2001-19, Cl. Z, 6%, 5/1/31	890,821	1,008,648
Trust 2001-44, Cl. QC, 6%, 9/25/16	169,625	181,356
Trust 2001-51, Cl. OD, 6.50%, 10/25/31	264,337	307,014
Trust 2001-65, Cl. F, 0.842%, 11/25/31[7]	1,410,895	1,417,202
Trust 2001-69, Cl. PF, 1.242%, 12/25/31[7]	1,567,197	1,600,226
Trust 2001-80, Cl. ZB, 6%, 1/25/32	1,818,773	2,055,460
Trust 2002-12, Cl. PG, 6%, 3/25/17	988,015	1,071,339
Trust 2002-19, Cl. PE, 6%, 4/25/17	515,203	550,624
Trust 2002-21, Cl. PE, 6.50%, 4/25/32	1,786,863	2,005,230
Trust 2002-29, Cl. F, 1.242%, 4/25/32[7]	758,971	775,058
Trust 2002-60, Cl. FH, 1.242%, 8/25/32[7]	1,506,421	1,537,943
Trust 2002-64, Cl. FJ, 1.242%, 4/25/32[7]	233,276	238,220
Trust 2002-68, Cl. FH, 0.742%, 10/18/32[7]	496,891	500,560
Trust 2002-81, Cl. FM, 0.742%, 12/25/32[7]	915,294	921,882
Trust 2002-84, Cl. FB, 1.242%, 12/25/32[7]	152,030	155,270
Trust 2002-9, Cl. PC, 6%, 3/25/17	1,115,772	1,210,706
Trust 2003-11, Cl. FA, 1.242%, 9/25/32[7]	207,462	211,884
Trust 2003-112, Cl. AN, 4%, 11/1/18	1,069,867	1,133,873
Trust 2003-116, Cl. FA, 0.642%, 11/25/33[7]	389,309	391,537
Trust 2003-28, Cl. KG, 5.50%, 4/25/23	5,556,000	6,179,386
Trust 2003-3, Cl. FM, 0.742%, 4/25/33[7]	898,579	903,765
Trust 2004-101, Cl. BG, 5%, 1/25/20	3,866,644	4,145,470
Trust 2004-9, Cl. AB, 4%, 7/1/17	589,683	592,567
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44	1,142,400	1,324,935
Trust 2005-25, Cl. PS, 27.096%, 4/25/35[7]	664,081	1,161,788
Trust 2005-30, Cl. CU, 5%, 4/1/29	110,974	110,993
Trust 2005-31, Cl. PB, 5.50%, 4/25/35	2,865,000	3,445,821
Trust 2005-69, Cl. LE, 5.50%, 11/1/33	2,438,448	2,545,326
Trust 2005-71, Cl. DB, 4.50%, 8/25/25	3,700,000	4,043,151
Trust 2006-46, Cl. SW, 23.313%, 6/25/36[7]	2,375,046	3,586,339
Trust 2007-42, Cl. A, 6%, 2/1/33	3,061,208	3,220,193
Trust 2008-14, Cl. BA, 4.25%, 3/1/23	564,414	601,035
Trust 2009-114, Cl. AC, 2.50%, 12/1/23	1,081,534	1,116,409
Trust 2009-36, Cl. FA, 1.182%, 6/25/37[7]	3,222,244	3,270,676
Trust 2011-122, Cl. EA, 3%, 11/1/29	3,791,295	3,917,016
Trust 2011-122, Cl. EC, 1.50%, 1/1/20	3,171,909	3,220,028
14 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal
	Amount	Value
| |
FHLMC/FNMA/FHLB/Sponsored Continued
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: Continued
Trust 2011-15, Cl. DA, 4%, 3/1/41	$3,164,969	$3,321,004
Trust 2011-3, Cl. KA, 5%, 4/1/40	2,673,530	2,924,088
Trust 2011-88, Cl. AB, 2.50%, 9/1/26	1,727,400	1,787,040
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-61, Cl. SH, 39.137%, 11/18/31[9]	1,601,466	309,538
Trust 2001-63, Cl. SD, 22.947%, 12/18/31[9]	44,949	8,294
Trust 2001-68, Cl. SC, 15.497%, 11/25/31[9]	29,363	5,602
Trust 2001-81, Cl. S, 29.60%, 1/25/32[9]	415,237	87,424
Trust 2002-28, Cl. SA, 36.533%, 4/25/32[9]	326,440	64,635
Trust 2002-38, Cl. SO, 49.379%, 4/25/32[9]	324,284	62,567
Trust 2002-39, Cl. SD, 40.267%, 3/18/32[9]	504,536	103,318
Trust 2002-48, Cl. S, 33.926%, 7/25/32[9]	503,092	99,977
Trust 2002-52, Cl. SL, 36.423%, 9/25/32[9]	311,203	63,133
Trust 2002-53, Cl. SK, 38.949%, 4/25/32[9]	314,505	65,846
Trust 2002-56, Cl. SN, 36.011%, 7/25/32[9]	689,967	137,195
Trust 2002-65, Cl. SC, 66.042%, 6/25/26[9]	1,018,112	184,677
Trust 2002-77, Cl. IS, 45.154%, 12/18/32[9]	552,481	115,241
Trust 2002-77, Cl. SH, 40.57%, 12/18/32[9]	558,920	115,760
Trust 2002-89, Cl. S, 60.501%, 1/25/33[9]	3,429,357	723,260
Trust 2002-9, Cl. MS, 31.355%, 3/25/32[9]	592,560	120,503
Trust 2003-13, Cl. IO, 15.166%, 3/25/33[9]	2,528,259	480,770
Trust 2003-23, Cl. ES, 59.63%, 10/25/22[9]	5,545,238	371,914
Trust 2003-26, Cl. DI, 9.563%, 4/25/33[9]	1,481,092	267,842
Trust 2003-26, Cl. IK, 13.023%, 4/25/33[9]	259,557	46,939
Trust 2003-33, Cl. SP, 43.956%, 5/25/33[9]	1,923,229	283,709
Trust 2003-4, Cl. S, 37.153%, 2/25/33[9]	952,197	156,046
Trust 2003-46, Cl. IH, 82.819%, 6/1/23[9]	338,980	42,828
Trust 2004-56, Cl. SE, 19.737%, 10/25/33[9]	1,934,347	307,261
Trust 2005-14, Cl. SE, 41.989%, 3/25/35[9]	983,539	157,071
Trust 2005-40, Cl. SA, 62.078%, 5/25/35[9]	5,627,630	1,077,396
Trust 2005-40, Cl. SB, 72.351%, 5/25/35[9]	2,587,024	495,566
Trust 2005-71, Cl. SA, 66.183%, 8/25/25[9]	2,581,716	350,146
Trust 2006-129, Cl. SM, 27.13%, 1/25/37[9]	3,497,594	538,421
Trust 2006-51, Cl. SA, 18.539%, 6/25/36[9]	22,067,947	2,943,226
Trust 2006-60, Cl. DI, 40.371%, 4/25/35[9]	1,456,423	195,897
Trust 2006-90, Cl. SX, 99.999%, 9/25/36[9]	5,762,209	1,237,363
Trust 2007-77, Cl. SB, 69.835%, 12/25/31[9]	2,951,575	141,088
Trust 2007-88, Cl. XI, 39.412%, 6/25/37[9]	13,709,045	1,927,153
Trust 2008-46, Cl. EI, 9.748%, 6/25/38[9]	1,892,817	269,771
Trust 2008-55, Cl. SA, 23.718%, 7/25/38[9]	2,375,676	327,985
Trust 2009-8, Cl. BS, 17.59%, 2/25/24[9]	2,396,994	257,977
Trust 2011-84, Cl. IG, 5.965%, 8/1/13[9]	16,343,041	352,124
Trust 221, Cl. 2, 36.428%, 5/1/23[9]	488,719	106,720
Trust 247, Cl. 2, 26.436%, 10/1/23[9]	208,297	47,867
Trust 252, Cl. 2, 25.083%, 11/1/23[9]	57,004	12,612
Trust 254, Cl. 2, 11.391%, 1/1/24[9]	165,633	36,102
Trust 2682, Cl. TQ, 99.999%, 10/15/33[9]	2,316,571	430,329
15 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security: Continued
Trust 2981, Cl. BS, 99.999%, 5/15/35[9]	$4,193,013	$722,276
Trust 301, Cl. 2, 0.77%, 4/1/29[9]	639,288	118,922
Trust 303, Cl. IO, 29.033%, 11/1/29[9]	445,514	96,653
Trust 313, Cl. 2, 41.049%, 6/1/31[9]	5,432,023	1,047,095
Trust 319, Cl. 2, 5.605%, 2/1/32[9]	1,796,096	346,638
Trust 321, Cl. 2, 4.703%, 4/1/32[9]	2,914,715	535,112
Trust 324, Cl. 2, 8.922%, 7/1/32[9]	1,257,156	237,459
Trust 328, Cl. 2, 66.602%, 12/1/32[9]	1,320,859	212,080
Trust 331, Cl. 5, 1.364%, 2/1/33[9]	2,493,319	511,780
Trust 332, Cl. 2, 36.467%, 3/1/33[9]	6,279,826	993,734
Trust 334, Cl. 10, 8.812%, 2/1/33[9]	2,144,542	456,038
Trust 334, Cl. 12, 8.606%, 2/1/33[9]	3,168,477	632,248
Trust 338, Cl. 2, 46.036%, 7/1/33[9]	7,143,787	1,082,461
Trust 339, Cl. 7, 0%, 7/1/33[9,10]	7,179,362	1,126,092
Trust 345, Cl. 9, 99.999%, 1/1/34[9]	2,347,677	330,613
Trust 351, Cl. 10, 7.225%, 4/1/34[9]	877,707	139,274
Trust 351, Cl. 8, 1.402%, 4/1/34[9]	1,465,280	236,480
Trust 356, Cl. 10, 18.317%, 6/1/35[9]	1,205,610	188,993
Trust 356, Cl. 12, 0%, 2/1/35[9,10]	592,735	92,141
Trust 362, Cl. 13, 1.976%, 8/1/35[9]	79,094	14,913

Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 1992-2, Cl. IO, 21.422%, 9/15/22[9]	8,197,010	152,982
Series 1995-2B, Cl. 2IO, 25.082%, 6/15/25[9]	604,365	14,024
Series 1995-3, Cl. 1IO, 13.531%, 9/15/25[9]	19,886,610	97,208

		560,311,856

GNMA/Guaranteed—0.2%
Government National Mortgage Assn.:
1.625%, 7/1/27[7]	5,374	5,556
5%, 11/1/34	669,018	706,641
7%, 1/29/28-2/8/30	1,115,872	1,319,605
8%, 1/29/28-9/29/28	504,602	559,915
11%, 11/8/19	6,364	7,109
12%, 12/9/13-9/1/15	11,399	12,758
12.50%, 12/29/13-11/29/15	187,345	190,225
13%, 10/30/15	340,602	357,499
13.50%, 6/30/15	398,784	414,675

Government National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29	4,905,022	5,790,038
Series 2000-12, Cl. ZA, 8%, 2/16/30	2,450,791	2,945,747
Series 2000-7, Cl. Z, 8%, 1/16/30	2,301,063	2,765,231

Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 1998-19, Cl. SB, 67.525%, 7/16/28[9]	1,024,678	221,668
Series 1998-6, Cl. SA, 80.644%, 3/16/28[9]	608,238	132,147
Series 2007-17, Cl. AI, 21.527%, 4/16/37[9]	2,835,260	576,688
Series 2010-111, Cl. GI, 29.615%, 9/1/13[9]	40,794,471	910,443
Series 2011-52, Cl. HS, 7.51%, 4/16/41[9]	4,943,369	1,160,270

		18,076,215
16 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal
	Amount	Value

Other Agency—0.2%
NCUA Guaranteed Notes Trust 2010-C1, Gtd. Nts.:
Series 2010-C1, Cl. A1, 1.60%, 10/29/20	$1,928,935	$1,937,118
Series 2010-C1, Cl. A2, 2.90%, 10/29/20	3,855,000	4,063,390
Series 2010-C1, Cl. APT, 2.65%, 10/29/20	4,337,383	4,510,162
NCUA Guaranteed Notes Trust 2010-R1, Gtd. Nts., Series 2010-R1, Cl. 1A, 0.693%, 10/7/20[7]	3,739,229	3,745,062
NCUA Guaranteed Notes Trust 2010-R3, Gtd. Nts.:
Series 2010-R3, Cl. 2A, 0.826%, 12/8/20[7]	1,218,510	1,223,750
Series 2010-R3, Cl. 3A, 2.40%, 12/8/20	2,937,036	2,983,383

		18,462,865

Non-Agency—12.5%

Commercial—7.6%
Banc of America Commercial Mortgage Trust 2006-3, Commercial Mtg. Pass-Through Certificates, Series 2006-3, Cl. AM, 5.858%, 7/10/44[7]	24,665,000	24,144,569

Banc of America Commercial Mortgage Trust 2006-5, Commercial Mtg. Pass-Through Certificates, Series 2006-5, Cl. AM, 5.448%, 9/1/47	15,065,000	14,640,913

Banc of America Commercial Mortgage Trust 2007-1, Commercial Mtg. Pass-Through Certificates, Series 2007-1, Cl. AMFX, 5.482%, 1/1/49	8,000,000	8,158,464

Banc of America Commercial Mortgage Trust 2007-5, Commercial Mtg. Pass-Through Certificates, Series 2007-5, Cl. AM, 5.772%, 2/1/51	27,490,000	28,174,652

Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through Certificates:
Series 2007-3, Cl. AM, 5.633%, 6/1/49[7]	14,315,000	13,996,914
Series 2007-3, Cl. A4, 5.633%, 6/1/49[7]	1,810,000	2,017,783
Series 2008-1, Cl. AM, 6.243%, 2/10/51[7]	8,165,000	8,664,939

Bear Stearns ARM Trust 2007-4, Mtg. Pass-Through Certificates, Series 2007-4, Cl. 22A1, 5.589%, 6/1/47[7]	20,140,213	14,673,213

Bear Stearns Commercial Mortgage Securities Trust 2006-PWR13, Commercial Mtg. Pass-Through Certificates, Series 2006-PWR13, Cl. AJ, 5.611%, 9/1/41	24,370,000	21,338,128

Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17, Commercial Mtg. Pass-Through Certificates:
Series 2007-PWR17, Cl. AJ, 5.898%, 6/1/50[7]	27,600,000	22,004,100
Series 2007-PWR17, Cl. AM, 5.898%, 6/1/50[7]	13,340,000	14,021,841

Bear Stearns Commercial Mortgage Securities Trust 2007-PWR18, Commercial Mtg. Pass-Through Certificates, Series 2007-PWR18, Cl. AM, 6.084%, 6/13/50	7,657,000	8,089,820

Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed Pass-Through Certificates, Series 1997-CTL1, 0%, 6/15/24[5,9,10]	899,828	44,901
17 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Commercial Continued
CD 2007-CD5 Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2007-CD5, Cl. AM, 6.138%, 11/1/44[7]	$9,071,000	$9,640,083

CHL Mortgage Pass-Through Trust 2005-17, Mtg. Pass-Through Certificates, Series 2005-17, Cl. 1A8, 5.50%, 9/1/35	7,842,680	7,684,795

CHL Mortgage Pass-Through Trust 2005-HYB8, Mtg. Pass-Through Certificates, Series 2005-HYB8, Cl. 4A1, 4.959%, 12/20/35[7]	429,894	328,053

CHL Mortgage Pass-Through Trust 2007-J3, Mtg. Pass-Through Certificates, Series 2007-J3, Cl. A9, 6%, 7/1/37	31,960,733	25,627,330

Citigroup Commercial Mortgage Trust 2008-C7, Commercial Mtg. Pass-Through Certificates, Series 2008-C7, Cl. AM, 6.074%, 12/1/49[7]	21,955,000	21,793,532

Citigroup, Inc./Deutsche Bank 2007-CD4 Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2007-CD4, Cl. A4, 5.322%, 12/1/49	3,190,000	3,502,520

Credit Suisse Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2007-C3, Cl. A4, 5.714%, 6/1/39[7]	4,210,000	4,560,935

DBUBS Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2011-LC1, Cl. E, 5.557%, 11/1/46[5,7]	9,405,000	8,646,242

Deutsche Alt-B Securities, Inc., Mtg. Pass-Through Certificates, Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36	2,034,202	1,172,759

Deutsche Mortgage & Asset Receiving, Commercial Mtg. Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security, Series 2010-C1, Cl. XPA, 4.721%, 9/1/20[5,9]	21,475,156	1,491,235

DLJ Mortgage Acceptance Corp., Commercial Mtg. Obligations, Series 1997-CF2, Cl. B30C, 6.99%, 10/15/30[4,7]	27,237,025	5,185,930

First Horizon Alternative Mortgage Securities Trust 2007-FA2, Mtg. Pass-Through Certificates, Series 2007-FA2, Cl. 1A1, 5.50%, 4/25/37	1,975,409	1,256,387

GMAC Commercial Mortgage Securities, Inc., Commercial Mtg. Pass-Through Certificates, Series 1998-C1, Cl. F, 6.986%, 5/15/30[7]	2,000,000	1,998,031

Greenwich Capital Commercial Funding Corp./Commercial Mortgage Trust 2006-GG7, Commercial Mtg. Pass-Through Certificates, Series 2006-GG7, Cl. AJ, 5.883%, 7/10/38[7]	14,200,000	12,137,216

Greenwich Capital Commercial Funding Corp./Commercial Mortgage Trust 2007-GG11, Commercial Mtg. Pass-Through Certificates:
Series 2007-GG11, Cl. A4, 5.736%, 12/1/49	10,834,000	12,007,003
Series 2007-GG11, Cl. AM, 5.867%, 12/1/49	24,450,000	23,669,079

Greenwich Capital Commercial Funding Corp./Commercial Mortgage Trust 2007-GG9, Commercial Mtg. Pass-Through Certificates, Series 2007-GG9, Cl. AM, 5.475%, 3/1/39	10,695,000	10,653,108

GS Mortgage Securities Corp. II, Commercial Mtg. Obligations, Series 2011-GC3, Cl. D, 5.543%, 3/1/44[5,7]	11,396,000	10,252,434

GSR Mortgage Loan Trust 2005-AR4, Mtg. Pass-Through Certificates, Series 2005-AR4, Cl. 6A1, 5.25%, 7/1/35	1,731,471	1,690,199

IndyMac Index Mortgage Loan Trust 2005-AR23, Mtg. Pass-Through Certificates, Series 2005-AR23, Cl. 6A1, 5.051%, 11/1/35[7]	5,994,138	4,405,026
18 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal
	Amount	Value

Commercial Continued
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg. Pass-Through Certificates:
Series 2007-CB18, Cl. A4, 5.44%, 6/1/47	$8,605,000	$9,612,843
Series 2007-CB18, Cl. AM, 5.466%, 6/1/47	20,139,000	20,820,866
Series 2007-CB15, Cl. AJ, 5.502%, 6/1/47	30,690,000	23,110,537
Series 2006-CIBC15, Cl. AM, 5.855%, 6/1/43	12,893,000	12,644,075

JPMorgan Chase Commercial Mortgage Securities Trust 2006-CIBC16, Commercial Mtg. Pass-Through Certificates, Series 2006-CIBC16, Cl. AJ, 5.623%, 5/1/45	8,030,000	5,962,307

JPMorgan Chase Commercial Mortgage Securities Trust 2006-LDP7, Commercial Mtg. Pass-Through Certificates, Series 2006-LDP7, 5.871%, 4/1/45[7]	440,000	476,171

JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB19, Commercial Mtg. Pass-Through Certificates, Series 2007-CB19, Cl. AM, 5.734%, 2/1/49[7]	25,504,000	25,238,567

JPMorgan Chase Commercial Mortgage Securities Trust 2007-LDP11, Commercial Mtg. Pass-Through Certificates, Series 2007-LDP11, Cl. ASB, 5.816%, 6/1/49[7]	2,110,872	2,267,440

JPMorgan Mortgage Trust 2006-A7, Mtg. Pass-Through Certificates, Series 2006-A7, Cl. 2A2, 2.721%, 1/1/37[7]	1,011,599	715,676

LB-UBS Commercial Mortgage Trust 2006-C3, Commercial Mtg. Pass-Through Certificates, Series 2006-C3, Cl. AJ, 5.72%, 3/11/39	3,675,000	3,202,386

LB-UBS Commercial Mortgage Trust 2007-C6, Commercial Mtg. Pass-Through Certificates:
Series 2007-C6, Cl. A4, 5.858%, 7/11/40	4,125,000	4,686,903
Series 2007-C6, Cl. AM, 6.114%, 7/11/40	14,600,000	14,611,607

LB-UBS Commercial Mortgage Trust 2008-C1, Commercial Mtg. Pass-Through Certificates, Series 2008-C1, Cl. AM, 6.143%, 4/11/41[7]	6,930,000	7,350,880

Lehman Structured Securities Corp., Commercial Mtg. Pass-Through Certificates, Series 2002-GE1, Cl. A, 2.514%, 7/1/24[5]	210,733	165,131

Lehman Structured Securities Corp., Mtg.-Backed Security, 6%, 5/1/29	300,835	57,652

Mastr Alternative Loan Trust 2004-6, Mtg. Pass-Through Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34	2,304,174	2,370,639

Merrill Lynch Mortgage Trust 2006-C1, Commercial Mtg. Pass-Through Certificates, Series 2006-C1, Cl. AJ, 5.66%, 5/1/39[7]	11,155,000	9,877,312

ML-CFC Commercial Mortgage Trust 2006-3, Commercial Mtg. Pass-Through Certificates:
Series 2006-3, Cl. AM, 5.456%, 7/12/46	3,602,000	3,698,977
Series 2006-3, Cl. AJ, 5.485%, 7/1/46	21,180,000	17,502,220

Morgan Stanley Capital I Trust 2006-IQ12, Commercial Mtg. Pass-Through Certificates, Series 2006-IQ12, Cl. AJ, 5.399%, 12/1/43	27,580,000	20,006,891
19 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Commercial Continued
Morgan Stanley Capital I Trust 2007-IQ15, Commercial Mtg. Pass-Through Certificates, Series 2007-IQ15, Cl. AM, 5.882%, 6/1/49[7]	$24,430,000	$24,215,187

Morgan Stanley Capital I Trust 2007-IQ16, Commercial Mtg. Pass-Through Certificates, Series 2007-IQ16, Cl. AM, 6.108%, 12/1/49[7]	7,833,000	8,278,615

RALI Series 2005-QA4 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2005-QA4, Cl. A32, 3.307%, 4/25/35[7]	303,169	38,060

Residential Asset Securitization Trust 2006-A12, Mtg. Pass-Through Certificates, Series 2006-A12, Cl. 1A, 6.25%, 11/1/36	1,835,926	1,239,917

Sequoia Mortgage Trust, Mtg. Pass-Through Certificates, Series 2012-2, Cl. A2, 3.50%, 3/1/42	2,010,000	2,048,316

STARM Mortgage Loan Trust 2007-1, Mtg. Pass-Through Certificates, Series 2007-1, Cl. 2A1, 5.807%, 2/1/37[7]	17,907,589	12,589,948

Wachovia Bank Commercial Mortgage Trust 2006-C23, Commercial Mtg. Pass-Through Certificates, Series 2006-C23, Cl. AJ, 5.515%, 1/1/45	16,865,000	16,160,996

Wachovia Bank Commercial Mortgage Trust 2006-C25, Commercial Mtg. Pass-Through Certificates, Series 2006-C25, Cl. AJ, 5.737%, 5/1/43[7]	15,780,000	15,212,038

Wachovia Bank Commercial Mortgage Trust 2007-C33, Commercial Mtg. Pass-Through Certificates, Series 2007-C33, Cl. A4, 5.899%, 2/1/51[7]	16,020,000	17,818,389

WaMu Mortgage Pass-Through Certificates 2006-AR15 Trust, Mtg. Pass-Through Certificates, Series 2006-AR15, Cl. 1A, 0.999%, 11/1/46[7]	3,071,582	2,044,169

WaMu Mortgage Pass-Through Certificates 2007-OA3 Trust, Mtg. Pass-Through Certificates, Series 2007-OA3, Cl. 5A, 2.474%, 4/1/47[7]	2,173,492	1,277,267

Wells Fargo Mortgage-Backed Securities 2004-W Trust, Mtg. Pass-Through Certificates, Series 2004-W, Cl. B2, 2.608%, 11/1/34[7]	1,637,629	64,397

Wells Fargo Mortgage-Backed Securities 2005-AR1 Trust, Mtg. Pass-Through Certificates, Series 2005-AR1, Cl. 1A1, 2.613%, 2/1/35[7]	9,750,615	9,158,621

Wells Fargo Mortgage-Backed Securities 2007-AR3 Trust, Mtg. Pass-Through Certificates, Series 2007-AR3, Cl. A4, 5.771%, 4/1/37[7]	8,401,846	7,364,079

WFRBS Commercial Mortgage Trust 2011-C3, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2011-C3, Cl. XA, 9.116%, 3/1/44[9]	25,276,716	2,230,380

		651,791,593

Multifamily—0.6%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through Certificates, Series 2006-2, Cl. AJ, 5.766%, 5/1/45[7]	10,705,000	9,691,547

Citigroup Mortgage Loan Trust, Inc. 2006-AR3, Mtg. Pass-Through Certificates, Series 2006-AR3, Cl. 1 A2A, 5.652%, 6/1/36[7]	21,917,646	19,355,648
20 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal
	Amount	Value

Multifamily Continued
JPMorgan Mortgage Trust 2007-A3, Mtg. Pass-Through Certificates, Series 2007-A3, Cl. 3A2M, 5.178%, 5/1/37[7]	$16,939,538	$14,746,232

Wells Fargo Mortgage-Backed Securities 2005-AR15 Trust, Mtg. Pass-Through Certificates, Series 2005-AR15, Cl. 1A2, 5.028%, 9/1/35[7]	1,548,570	1,368,127

Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust, Mtg. Pass-Through Certificates, Series 2006-AR6, Cl. 3A1, 2.668%, 3/25/36[7]	4,638,313	3,969,742

		49,131,296

Other—0.1%
Greenwich Capital Commercial Funding Corp./Commercial Mortgage Trust 2007-GG9, Commercial Mtg. Pass-Through Certificates, Series 2007-GG9, Cl. A4, 5.444%, 3/1/39	8,605,000	9,505,591

Residential—4.2%
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates, Series 2004-W8, Cl. A2, 1.202%, 5/25/34[7]	4,625,802	3,902,574

Argent Securities Trust 2006-M3, Asset-Backed Pass-Through Certificates, Series 2006-M3, Cl. A2B, 0.342%, 9/25/36[7]	1,493,235	491,426

Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through Certificates, Series 2007-4, Cl. AM, 5.791%, 2/1/51[7]	23,790,000	23,884,779

Banc of America Funding 2007-C Trust, Mtg. Pass-Through Certificates, Series 2007-C, Cl. 1A4, 5.538%, 5/1/36[7]	7,545,000	7,217,415

Bear Stearns ARM Trust 2004-2, Mtg. Pass-Through Certificates, Series 2004-2, Cl. 12A2, 2.896%, 5/1/34[7]	7,612,808	6,724,888

Bear Stearns ARM Trust 2004-9, Mtg. Pass-Through Certificates, Series 2004-9, Cl. 23A1, 3.372%, 11/1/34[7]	2,388,136	2,401,066

Chase Funding Trust 2003-2, Mtg. Loan Asset-Backed Certificates, Series 2003-2, Cl. 2A2, 0.802%, 2/25/33[7]	23,548	21,363

Chase Mortgage Finance Trust 2007-A1, Multiclass Mtg. Pass-Through Certificates, Series 2007-A1, Cl. 9A1, 2.773%, 2/1/37[7]	2,692,181	2,644,684

CHL Mortgage Pass-Through Trust 2005-24, Mtg. Pass-Through Certificates, Series 2005-24, Cl. A35, 5.50%, 11/1/35	536,885	534,500

CHL Mortgage Pass-Through Trust 2005-26, Mtg. Pass-Through Certificates, Series 2005-26, Cl. 1A8, 5.50%, 11/1/35	5,643,994	5,066,128

CHL Mortgage Pass-Through Trust 2005-29, Mtg. Pass-Through Certificates, Series 2005-29, Cl. A1, 5.75%, 12/1/35	20,586,207	18,084,901

CHL Mortgage Pass-Through Trust 2005-30, Mtg. Pass-Through Certificates, Series 2005-30, Cl. A5, 5.50%, 1/1/36	5,170,112	5,113,282

CHL Mortgage Pass-Through Trust 2005-J4, Mtg. Pass-Through Certificates, Series 2005-J4, Cl. A7, 5.50%, 11/1/35	4,983,775	4,969,232

CHL Mortgage Pass-Through Trust 2006-6, Mtg. Pass-Through Certificates, Series 2006-6, Cl. A3, 6%, 4/1/36	1,095,041	1,071,257

CHL Mortgage Pass-Through Trust 2007-HY3, Mtg. Pass-Through Certificates, Series 2007-HY3, Cl. 1A1, 3.051%, 6/1/47[7]	5,620,848	4,056,754
21 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Residential Continued
Citigroup Mortgage Loan Trust, Inc. 2005-2, Mtg. Pass-Through Certificates, Series 2005-2, Cl. 1A3, 3.105%, 5/1/35[7]	$6,301,503	$5,719,253

Citigroup Mortgage Loan Trust, Inc. 2005-3, Mtg. Pass-Through Certificates, Series 2005-3, Cl. 2A4, 4.979%, 8/1/35[7]	12,472,297	9,214,034

Citigroup Mortgage Loan Trust, Inc. 2006-AR2, Mtg. Pass-Through Certificates, Series 2006-AR2, Cl. 1 A2, 2.963%, 3/1/36[7]	15,230,687	11,339,506

Citigroup, Inc./Deutsche Bank 2007-CD4 Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2007-CD4, Cl. AMFX, 5.366%, 12/1/49	23,105,000	22,158,538

CitiMortgage Alternative Loan Trust 2006-A5, Real Estate Mtg. Investment Conduit Pass-Through Certificates, Series 2006-A5, Cl. 2A1, 5.50%, 10/1/21	3,235,316	3,083,049

Countrywide Alternative Loan Trust 2006-43CB, Mtg. Pass-Through Certificates, Series 2006-43CB, Cl.1A10, 6%, 2/1/37	25,576,458	17,509,426

Countrywide Alternative Loan Trust 2007-19, Mtg. Pass-Through Certificates, Series 2007-19, Cl. 1A4, 6%, 8/1/37	9,705,634	6,835,081

Countrywide Home Loans, Asset-Backed Certificates, Series 2005-16, Cl. 2AF2, 5.343%, 5/1/36[7]	1,306,059	1,012,304

CWABS Asset-Backed Certificates Trust 2006-25, Asset-Backed Certificates, Series 2006-25, Cl. 2A2, 0.362%, 6/25/47[7]	7,755,981	6,938,012

CWHEQ Revolving Home Equity Loan Trust, Asset-Backed Certificates:
Series 2006-H, Cl. 2A1A, 0.392%, 11/15/36[7]	173,989	47,410
Series 2005-G, Cl. 2A, 0.472%, 12/15/35[7]	433,869	235,712

GSR Mortgage Loan Trust 2004-5, Mtg. Pass-Through Certificates, Series 2004-5, Cl. 2A1, 2.776%, 5/1/34[7]	7,837,915	6,959,199

GSR Mortgage Loan Trust 2005-AR6, Mtg. Pass-Through Certificates, Series 2005-AR6, Cl. 1A4, 2.673%, 9/1/35[7]	16,170,475	15,514,892

GSR Mortgage Loan Trust 2005-AR7, Mtg. Pass-Through Certificates, Series 2005-AR7, Cl. 4A1, 5.193%, 11/1/35[7]	5,255,866	4,246,701

GSR Mortgage Loan Trust 2006-5F, Mtg. Pass-Through Certificates, Series 2006-5F, Cl. 2A1, 6%, 6/1/36	1,780,285	1,727,452

Home Equity Mortgage Trust 2005-1, Mtg. Pass-Through Certificates, Series 2005-1, Cl. M6, 5.863%, 6/1/35	2,774,000	1,530,575

JPMorgan Alternative Loan Trust 2006-S4, Mtg. Pass-Through Certificates, Series 2006-S4, Cl. A6, 5.71%, 12/1/36	5,569,906	4,934,238

JPMorgan Mortgage Trust 2007-A1, Mtg. Pass-Through Certificates, Series 2007-A1, Cl. 7A1, 4.233%, 7/1/35[7]	7,303,348	6,600,736

LB-UBS Commercial Mortgage Trust 2007-C7, Commercial Mtg. Pass-Through Certificates, Series 2007-C7, Cl. AM, 6.158%, 9/11/45[7]	27,890,000	28,204,320

Lehman Mortgage Trust, Mtg. Pass-Through Certificates, Series 2006-1, Cl. 1A3, 5.50%, 2/1/36	1,313,251	1,010,438

Mastr Adjustable Rate Mortgages Trust 2006-2, Mtg. Pass-Through Certificates, Series 2006-2, Cl. 1A1, 2.744%, 4/1/36[7]	5,481,273	4,088,541
22 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal
	Amount	Value

Residential Continued
Mastr Asset-Backed Securities Trust 2006-WMC3, Mtg. Pass-Through Certificates, Series 2006-WMC3, Cl. A3, 0.342%, 8/25/36[7]	$5,148,948	$1,709,371

Merrill Lynch Mortgage Investors Trust 2006-3, Mtg. Pass-Through Certificates, Series MLCC 2006-3, Cl. 2A1, 2.485%, 10/25/36[7]	7,323,382	6,711,492

Merrill Lynch Mortgage Loans, Inc., Mtg. Pass-Through Certificates, Series 2005-A1, Cl. 2A1, 2.595%, 12/25/34[7]	322,221	320,627

NC Finance Trust, Collateralized Mtg. Obligation Pass-Through Certificates, Series 1999-I, Cl. ECFD, 3.405%, 1/25/29[3,4]	4,475,119	358,010

Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through Certificates, Series 2005-6, Cl. A3, 5.68%, 1/1/36	919,466	662,012

RALI Series 2003-QS1 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2003-QS1, Cl. A2, 5.75%, 1/25/33	19,682	20,416

RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-Through Certificates:
Series 2006-QS13, Cl. 1A8, 6%, 9/25/36	161,553	109,873
Series 2006-QS13, Cl. 1A5, 6%, 9/25/36	6,313,592	4,293,934

RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2007-QS6, Cl. A28, 5.75%, 4/25/37	2,949,437	1,895,780

Residential Asset Securitization Trust 2005-A14, Mtg. Pass-Through Certificates, Series 2005-A14, Cl. A1, 5.50%, 12/1/35	9,121,699	7,626,634

Residential Asset Securitization Trust 2005-A15, Mtg. Pass-Through Certificates, Series 2005-A15, Cl. 1A4, 5.75%, 2/1/36	14,186,558	11,331,329

Residential Asset Securitization Trust 2005-A6CB, Mtg. Pass-Through Certificates, Series 2005-A6CB, Cl. A7, 6%, 6/1/35	11,726,420	9,800,180

Terwin Mortgage Trust, Home Equity Asset-Backed Securities, Series 2006-4SL, Cl. A1, 3.201%, 5/1/37[5,6,7]	445,863	219,530

WaMu Mortgage Pass-Through Certificates 2005-AR12 Trust, Mtg. Pass-Through Certificates, Series 2007-AR12, Cl. 1A8, 2.466%, 10/1/35[7]	6,219,294	5,380,958

WaMu Mortgage Pass-Through Certificates 2006-AR10 Trust, Mtg. Pass-Through Certificates, Series 2006-AR10, Cl. 1A2, 2.52%, 9/1/36[7]	2,689,139	1,939,848

WaMu Mortgage Pass-Through Certificates 2007-HY1 Trust, Mtg. Pass-Through Certificates:
Series 2007-HY1, Cl. 4A1, 2.634%, 2/1/37[7]	35,799,687	25,679,241
Series 2007-HY1, Cl. 5A1, 5.066%, 2/1/37[7]	21,822,473	16,277,099

WaMu Mortgage Pass-Through Certificates 2007-HY5 Trust, Mtg. Pass-Through Certificates, Series 2007-HY5, Cl. 3A1, 5.388%, 5/1/37[7]	3,888,523	3,495,732

WaMu Mortgage Pass-Through Certificates 2007-HY6 Trust, Mtg. Pass-Through Certificates, Series 2007-HY6, Cl. 2A1, 5.135%, 6/25/37[7]	9,581,503	7,031,214

WaMu Mortgage Pass-Through Certificates, Mtg. Pass-Through Certificates, Series 2006-AR18, Cl. 3A1, 4.937%, 1/1/37[7]	2,987,092	2,304,881

Wells Fargo Mortgage-Backed Securities 2005-9 Trust, Mtg. Pass-Through Certificates, Series 2005-9, Cl. 2A6, 5.25%, 10/25/35	2,144,277	2,173,614
23 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value

Residential Continued
Wells Fargo Mortgage-Backed Securities 2006-AR14 Trust, Mtg. Pass-Through Certificates, Series 2006-AR14, Cl. 1A2, 5.669%, 10/1/36[7]	$8,824,444		$8,011,055

			362,446,496

Total Mortgage-Backed Obligations (Cost $1,716,527,898)			1,669,725,912

U.S. Government Obligations—5.1%
Federal Home Loan Mortgage Corp. Nts.:
1.125%, 7/27/12	69,170,000		69,381,937
2%, 8/25/16	4,140,000		4,306,635
2.375%, 1/13/22	4,097,000		4,028,916
2.50%, 5/27/16	5,880,000		6,249,170
5%, 2/16/17	22,895,000		27,012,986
5.50%, 7/18/16	6,710,000		7,992,154

Federal National Mortgage Assn. Nts.:
1.125%, 4/27/17	26,932,000		26,784,224
4.375%, 10/15/15	10,660,000		12,015,142
5.375%, 6/12/17	18,790,000		22,640,860

U.S. Treasury Nts.:
2%, 11/15/21	10,000,000		9,841,410
2%, 2/15/22[11,12]	237,000,000		232,371,153
STRIPS, 0.891%, 8/15/16[12,13]	11,000,000		10,552,861

Total U.S. Government Obligations (Cost $436,626,248)			433,177,448

Foreign Government Obligations—29.8%

Argentina—0.4%
Argentina (Republic of) Bonds:
2.50%, 12/31/38[7]	15,875,000		5,715,000
7%, 10/3/15	15,695,000		14,812,156

Argentina (Republic of) Sr. Unsec. Bonds, Series X, 7%, 4/17/17	7,240,000		6,200,457

Provincia de Buenos Aires Sr. Unsec. Unsub. Nts., 10.875%, 1/26/21[5]	5,985,000		4,488,750

			31,216,363

Australia—0.3%
New South Wales Treasury Corp. Nts., Series 15, 6%, 4/1/25	2,290,000	AUD	2,494,729
Queensland Treasury Corp. Nts.:
Series 15, 6%, 10/14/15	3,480,000	AUD	3,822,806
Series 17, 6%, 9/14/17	2,750,000	AUD	3,070,327
Series 21, 6%, 6/14/21	4,305,000	AUD	4,856,923
Series 24, 5.75%, 7/22/24	3,820,000	AUD	4,109,791

Victoria Treasury Corp. Nts., Series 1116, 5.75%, 11/15/16	5,775,000	AUD	6,344,041

Western Australia Treasury Corp. Nts., Series 15, 7%, 4/15/15	2,295,000	AUD	2,568,710

			27,267,327
24 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal
	Amount		Value

Austria—0.1%
Austria (Republic of) Bonds, 4.35%, 3/15/19[5]	4,805,000	EUR	$7,239,010

Austria (Republic of) Sr. Unsec. Unsub. Nts., Series 1, 3.50%, 9/15/21[5]	765,000	EUR	1,086,531

			8,325,541

Belgium—0.2%
Belgium (Kingdom of) Bonds, Series 58, 3.75%, 9/28/20	9,195,000	EUR	12,834,750

Belgium (Kingdom of) Treasury Bills, 0.359%, 4/19/12[13]	4,755,000	EUR	6,341,211

			19,175,961

Brazil—3.1%
Brazil (Federative Republic of) Nota Do Tesouro Nacional Bonds, 12.719%, 8/15/20[14]	30,925,000	BRR	38,917,777

Brazil (Federative Republic of) Nota Do Tesouro Nacional Nts.:
9.762%, 1/1/14	49,120,000	BRR	27,042,976
9.762%, 1/1/17	243,762,000	BRR	130,076,729
9.762%, 1/1/21	94,893,000	BRR	48,604,429
12.322%, 5/15/45[14]	12,885,000	BRR	17,051,299

			261,693,210

Canada—0.2%
Canada (Government of) Nts., 3.75%, 6/1/19	6,750,000	CAD	7,615,532
Canada (Government of) Treasury Bills, Series 364, 0.896%, 7/5/12[13]	6,670,000	CAD	6,671,003

			14,286,535

Colombia—0.4%
Bogota Distrio Capital Sr. Bonds, 9.75%, 7/26/28[5]	9,872,000,000	COP	7,526,785

Colombia (Republic of) Sr. Unsec. Bonds, 6.125%, 1/18/41	19,990,000		24,587,700

			32,114,485

Denmark—0.1%
Denmark (Kingdom of) Bonds, 4%, 11/15/19	20,305,000	DKK	4,321,422

Finland—0.0%
Finland (Republic of) Sr. Unsec. Unsub. Nts., 3.875%, 9/15/17	2,110,000	EUR	3,169,714

France—0.2%
France (Republic of) Bonds:
3.25%, 10/25/21	5,975,000	EUR	8,268,098
3.75% 10/25/19	3,540,000	EUR	5,145,953
4%, 4/25/60	1,890,000	EUR	2,706,263
4.50%, 4/25/41	2,295,000	EUR	3,525,826

			19,646,140

Germany—0.1%
Germany (Federal Republic of) Bonds, 3.50%, 7/4/19	3,300,000	EUR	5,059,982
25 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value

Ghana—0.1%
Ghana (Republic of) Bonds, 8.50%, 10/4/17[5]	$5,625,000		$6,468,750

Hungary—1.8%
Hungary (Republic of) Bonds:
Series 12/C, 6%, 10/24/12	767,000,000	HUF	3,442,437
Series 12/B, 7.25%, 6/12/12	21,797,000,000	HUF	98,397,274
Series 14/D, 6.75%, 8/22/14	1,549,000,000	HUF	6,830,428
Series 16/C, 5.50%, 2/12/16	1,048,000,000	HUF	4,282,780
Series 17/B, 6.75%, 2/24/17	1,829,000,000	HUF	7,638,292
Series 19/A, 6.50%, 6/24/19	1,253,000,000	HUF	4,973,364
Series 20/A, 7.50%, 11/12/20	1,554,000,000	HUF	6,434,985

Hungary (Republic of) Sr. Unsec. Bonds:
4.50%, 1/29/14	5,340,000	EUR	6,810,051
7.625%, 3/29/41	3,940,000		3,585,400

Hungary (Republic of) Sr. Unsec. Nts., 5.75%, 6/11/18	4,320,000	EUR	5,039,280

Hungary (Republic of) Sr. Unsec. Unsub. Nts., 6.375%, 3/29/21	10,780,000		9,917,600

			157,351,891

Indonesia—0.4%
Indonesia (Republic of) Nts., 5.25%, 1/17/42[5]	11,170,000		11,770,388

Indonesia (Republic of) Sr. Unsec. Bonds, 4.875%, 5/5/21[5]	3,150,000		3,429,563

Indonesia (Republic of) Sr. Unsec. Nts., 7.75%, 1/17/38[5]	9,610,000		13,381,925

Indonesia (Republic of) Sr. Unsec. Unsub. Bonds, 6.625% 2/17/37[5]	1,860,000		2,306,400

Indonesia (Republic of) Unsec. Nts., 8.50%, 10/12/35[5]	4,780,000		7,134,150

			38,022,426

Israel—0.1%
Israel (State of) Sr. Unsec. Bonds, 4%, 6/30/22	10,835,000		10,733,303

Italy—0.4%
Italy (Republic of) Bonds:
4%, 9/1/20	5,635,000	EUR	7,162,949
5%, 9/1/40	3,730,000	EUR	4,397,658

Series EU, 2.575%, 10/15/17[7]	2,295,000	EUR	2,720,444

Italy (Republic of) Nts., 1.50%, 3/1/14[7]	920,000	EUR	1,189,648

Italy (Republic of) Sr. Unsec. Bonds, 2.839%, 9/15/23[14]	2,240,000	EUR	2,851,844

Italy (Republic of) Sr. Unsec. Nts., 4.50%, 6/8/15	364,000,000	JPY	4,396,071

Italy (Republic of) Treasury Bonds:
4.75%, 9/1/21	6,660,000	EUR	8,758,132
5.75%, 2/1/33	3,210,000	EUR	4,256,522

Italy (Repuplic of) Treasury Bonds, 4.75%, 9/15/16	1,830,000	EUR	2,518,202

			38,251,470
26 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal
	Amount		Value

Japan—2.2%
Japan Bonds, 20 yr., Series 112, 2.10%, 6/20/29	4,894,000,000	JPY	$63,185,638

Japan Sr. Unsec. Unsub. Bonds:
2 yr., Series 304, 0.20%, 5/15/13	749,000,000	JPY	9,058,258
5 yr., Series 96, 0.50%, 3/20/16	6,038,000,000	JPY	73,696,938
10 yr., Series 307, 1.30%, 3/20/20	3,106,000,000	JPY	39,165,283

			185,106,117

Latvia—0.1%
Latvia (Republic of) Nts., 5.25%, 2/22/17[5]	8,315,000		8,595,631

Lithuanua—0.1%
Lithuania (Republic of) Sr. Unsec. Bonds, 6.625%, 2/1/22[5]	7,655,000		8,497,050

Malaysia—0.1%
Malaysia (Government of) Sr. Unsec. Bonds, Series1/06, 4.262%, 9/15/16	8,050,000	MYR	2,727,666

Wakala Global Sukuk Bhd Bonds, 4.646%, 7/6/21[5]	7,840,000		8,497,525

			11,225,191

Mexico—5.9%
United Mexican States Bonds:
4.50%, 12/18/14[14]	555,775,406	MXN	46,686,298
Series M, 6.50%, 6/10/21[7]	640,640,000	MXN	51,323,657
Series M20, 7.50%, 6/3/27[7]	557,110,000	MXN	46,185,724
Series M10, 7.75%, 12/14/17	278,745,000	MXN	24,241,956
Series M10, 8%, 12/17/15	166,910,000	MXN	14,305,248
Series M, 8%, 6/11/20	280,300,000	MXN	24,817,388
Series MI10, 9%, 12/20/12[7]	1,303,900,000	MXN	105,221,503
Series M20, 10%, 12/5/24[7]	135,110,000	MXN	13,829,549

United Mexican States Treasury Bills:
4.49%, 5/31/12[13]	128,000,000	MXN	9,933,311
4.507%, 5/3/12[13]	256,000,000	MXN	19,928,853
4.534%, 12/13/12[13]	197,500,000	MXN	14,948,579
4.544%, 6/14/12[13]	785,000,000	MXN	60,790,899
4.586%, 10/18/12[13]	941,900,000	MXN	71,789,156

			504,002,121

Panama—0.2%
Panama (Republic of) Bonds:
6.70%, 1/26/36	4,415,000		5,827,800
8.875%, 9/30/27	3,430,000		5,273,625
9.375%, 4/1/29	3,495,000		5,614,718

			16,716,143

Peru—0.8%
Peru (Republic of) Bonds, 7.35%, 7/21/25	11,600,000		15,903,600

Peru (Republic of) Sr. Unsec. Bonds, 6.95%, 8/12/31[5]	25,019,000	PEN	10,139,884

Peru (Republic of) Sr. Unsec. Nts., 7.84%, 8/12/20[5]	83,345,000	PEN	36,294,571

Peru (Republic of) Sr. Unsec. Unsub. Bonds, 5.625%, 11/18/50	7,850,000		8,831,250

			71,169,305
27 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value

Philippines—0.1%
Philippines (Republic of the) Sr. Unsec. Bonds, 5%, 1/13/37	$7,285,000		$7,631,038

Philippines (Republic of the) Sr. Unsec. Unsub. Bonds, 6.375%, 10/23/34	4,180,000		5,167,525

			12,798,563

Poland—1.4%
Poland (Republic of) Bonds:
Series 0415, 5.50%, 4/25/15	7,905,000	PLZ	2,599,886
Series 0416, 5%, 4/25/16	207,590,000	PLZ	67,272,342
Series 1017, 5.25%, 10/25/17	96,995,000	PLZ	31,597,877

Poland (Republic of) Sr. Unsec. Nts.:
5%, 3/23/22	6,110,000		6,470,612
5.125%, 4/21/21	9,005,000		9,662,365

			117,603,082

Qatar—0.2%
Qatar (State of) Sr. Nts., 5.25%, 1/20/20[5]	6,050,000		6,700,375

Qatar (State of) Sr. Unsec. Nts.:
5.75%, 1/20/42[5]	4,605,000		5,001,951
6.40%, 1/20/40[5]	2,700,000		3,165,750

			14,868,076

Romania—0.2%
Romania Sr. Unsec. Bonds, 6.75%, 2/7/22[5]	16,995,000		17,844,750

Russia—1.2%
Russian Federation Bonds:
5%, 4/29/20[5]	2,005,000		2,147,054
Series 5077, 7.35%, 1/20/16	459,900,000	RUR	15,851,579
Series 5079, 7%, 6/3/15	698,400,000	RUR	23,888,668
Series 6206, 7.40%, 6/14/17	889,000,000	RUR	30,513,393

Russian Federation Unsec. Bonds:
4.50%, 4/4/22[4,8]	10,505,000		10,578,535
5.625%, 4/4/42[4,8]	15,760,000		15,893,960

			98,873,189

Singapore—0.0%
Singapore (Republic of) Sr. Unsec. Bonds, 2.375%, 4/1/17	2,440,000	SGD	2,108,831

South Africa—2.4%
South Africa (Republic of) Bonds:
Series R209, 6.25%, 3/31/36	230,990,000	ZAR	22,301,029
Series R208, 6.75%, 3/31/21	278,920,000	ZAR	33,808,224
Series R213, 7%, 2/28/31	296,640,000	ZAR	32,297,449
Series R207, 7.25%, 1/15/20	427,410,000	ZAR	54,063,493
Series R186, 10.50%, 12/21/26	357,465,000	ZAR	55,016,245

South Africa (Republic of) Sr. Unsec. Nts., 4.665%, 1/17/24	4,155,000		4,269,263

			201,755,703
28 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal
	Amount		Value

Spain—0.2%
Instituto de Credito Oficial Sr. Unsec. Unsub. Nts., 5%, 11/14/16	$1,470,000		$1,476,615

Spain (Kingdom of) Bonds:
4.25%, 10/31/16	4,945,000	EUR	6,646,425
5.85%, 1/31/22	3,620,000	EUR	5,005,738

Spain (Kingdom of) Sr. Unsec. Bonds, 4.30%, 10/31/19	2,750,000	EUR	3,521,719

Spain (Kingdom of) Sr. Unsub. Bonds, 4.70%, 7/30/41	1,835,000	EUR	1,998,043

			18,648,540

Sri Lanka—0.1%
Sri Lanka (Democratic Socialist Republic of) Sr. Unsec. Nts.:
6.25%, 10/4/20[5]	5,520,000		5,520,000
6.25% 7/27/21[5]	6,920,000		6,921,882

			12,441,882

The Netherlands—0.2%
Netherlands (Kingdom of the) Bonds:
4%, 7/15/18	1,965,000	EUR	2,984,547
4%, 7/15/19	6,430,000	EUR	9,832,560

			12,817,107

Turkey—4.5%
Turkey (Republic of) Bonds:
6.875%, 3/17/36	11,435,000		12,750,025
7%, 3/11/19	5,350,000		6,139,125
8.68%, 2/20/13[13]	63,730,000	TRY	32,953,091
8.984%, 11/7/12[13]	353,200,000	TRY	187,380,497
9%, 3/5/14	25,800,000	TRY	14,475,678
9%, 3/8/17	26,010,000	TRY	14,484,052
10.012%, 7/17/13[13]	83,765,000	TRY	41,854,301
10.50%, 1/15/20[7]	4,165,000	TRY	2,486,428
11%, 8/6/14	31,040,000	TRY	18,094,911
15.577%, 8/14/13[14]	8,410,000	TRY	7,016,423

Turkey (Republic of) Nts., 7.50%, 7/14/17	6,870,000		7,952,025

Turkey (Republic of) Unsec. Bonds, 6.25%, 9/26/22	22,740,000		24,559,200

Turkey (Republic of) Unsec. Nts.:
5.125%, 3/25/22	5,015,000		4,989,925
6%, 1/14/41	10,130,000		10,028,700

			385,164,381

Ukraine—0.2%
Financing of Infrastructural Projects State Enterprise Gtd. Nts., 8.375%, 11/3/17[5]	6,430,000		5,538,159

Ukraine (Republic of) Bonds, 7.75%, 9/23/20[5]	4,055,000		3,487,300
29 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value

Ukraine Continued
Ukraine (Republic of) Sr. Unsec. Nts.:
6.75%, 11/14/17[5]	$6,120,000		$5,385,600
7.95%, 2/23/21[5]	3,850,000		3,330,250

			17,741,309

United Kingdom—0.5%
United Kingdom Treasury Bonds:
4%, 9/7/16	6,800,000	GBP	12,352,387
4.75%, 3/7/20	4,850,000	GBP	9,474,473
4.75%, 12/7/38	8,430,000	GBP	16,952,094

			38,778,954

Uruguay—0.3%
Uruguay (Oriental Republic of) Bonds, 7.625%, 3/21/36	10,705,000		14,960,238

Uruguay (Oriental Republic of) Unsec. Bonds, 8%, 11/18/22	9,285,000		12,836,513

			27,796,751

Venezuela—1.0%
Venezuela (Republic of) Bonds:
9%, 5/7/23	20,115,000		17,248,613
11.95%, 8/5/31	9,535,000		9,439,650

Venezuela (Republic of) Nts., 8.25%, 10/13/24	9,685,000		7,772,213

Venezuela (Republic of) Sr. Unsec. Unsub. Nts.:
7.75%, 10/13/19	7,305,000		6,172,725
12.75%, 8/23/22	5,235,000		5,522,925

Venezuela (Republic of) Unsec. Bonds:
7%, 3/31/38	14,630,000		10,460,450
7.65%, 4/21/25	16,795,000		12,764,200

Venezuela (Republic of) Unsec. Nts., 13.625%, 8/15/18[5]	17,155,000		18,184,300

			87,565,076

Total Foreign Government Obligations (Cost $2,524,715,393)			2,549,222,272

Loan Participations—0.9%
Brock Holdings III, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10%, 2/15/18[7]	2,315,000		2,286,063

Cengage Learning Holdings II LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.50%, 7/3/14[7]	6,262,837		5,795,360

Cengage Learning Holdings II LP, Sr. Sec. Credit Facilities Term Loan, 2.50%, 7/3/14[7]	1,994,778		1,845,882

Clear Channel Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 2.50%, 1/29/16[7]	13,454,916		10,943,893

Crestwood Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.25%, 3/8/18[7,8]	3,645,000		3,716,380
30 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal
	Amount		Value

Loan Participations Continued
Entegra Holdings LLC, Sr. Sec. Credit Facilities 3rd Lien Term Loan, Tranche B, 3.92%, 10/19/15[7,15]	$919,010		$526,899

Entegra Holdings LLC, Sr. Sec. Credit Facilities 3rd Lien Term Loan, Tranche B, 3.898%, 10/19/15[7,15]	29,261,166		16,776,393

iStar Financial, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A2, 5.75%, 3/19/17[7,8]	7,320,000		7,312,043

Lone Star Intermediate Super Holdings LLC, Sr. Sec. Credit Facilities Term Loan, 9.50%, 8/7/19[7,8]	4,435,000		4,507,069

Nuveen Investments, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 3/1/19[7,8]	8,310,000		8,476,200

OneLink Communications/San Juan Cable LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche B, 10%, 10/31/13[7]	3,945,000		3,851,306

Revel Entertainment LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
7.50%, 2/17/17[7,8]	1,115,000		1,101,461
9%, 2/17/17[7,8]	6,490,000		6,411,192

Springleaf Financial Services, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 5/10/17[7,8]	4,000,000		3,692,500

Texas Competitive Electric Holdings Co. LLC, Non-Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.743%, 10/10/14[7,8]	5,810,000		3,570,727

Total Loan Participations (Cost $81,823,726)			80,813,368

Corporate Bonds and Notes—27.0%

Consumer Discretionary—3.8%

Auto Components—0.5%
Goodyear Tire & Rubber Co. (The), 8.25% Sr. Unsec. Unsub. Nts., 8/15/20	8,145,000		8,694,788

Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc., 10.625% Sr. Sec. Nts., 9/1/17[5]	17,338,000		18,898,420

UCI International, Inc., 8.625% Sr. Unsec. Nts., 2/15/19	2,210,000		2,281,825

Visteon Corp., 6.75% Sr. Unsec. Nts., 4/15/19	9,180,000		9,363,600

			39,238,633

Automobiles—0.0%
Jaguar Land Rover plc:
7.75% Sr. Unsec. Bonds, 5/15/18[5]	1,455,000		1,498,650
8.25% Sr. Nts., 3/15/20[4]	900,000	GBP	1,443,138

			2,941,788

Diversified Consumer Services—0.1%
Monitronics International, Inc., 9.125% Sr. Nts., 4/1/20[5]	1,655,000		1,683,963

ServiceMaster Co., 8% Sr. Nts., 2/15/20[5]	2,220,000		2,375,400

			4,059,363
31 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Hotels, Restaurants & Leisure—1.2%
Boyd Gaming Corp., 9.125% Sr. Unsec. Nts., 12/1/18	$6,875,000	$7,192,969

Burger King Corp., 9.875% Sr. Unsec. Unsub. Nts., 10/15/18	3,160,000	3,555,000

Chester Downs & Marina LLC, 9.25% Sr. Sec. Nts., 1/15/20[5]	3,555,000	3,763,856

CKE Restaurants, Inc., 11.375% Sec. Nts., 7/15/18	1,495,000	1,715,513

Equinox Holdings, Inc., 9.50% Sr. Sec. Nts., 2/1/16[5]	6,635,000	7,128,478

Harrah’s Operating Co., Inc., 10% Sr. Sec. Nts., 12/15/18	35,012,000	27,221,830

HOA Restaurants Group LLC/HOA Finance Corp., 11.25% Sr. Sec. Nts., 4/1/17[5]	9,230,000	9,160,775

Isle of Capri Casinos, Inc., 7.75% Sr. Unsec. Unsub. Nts., 3/15/19	7,545,000	7,658,175

Landry’s Restaurants, Inc., 11.625% Sr. Sec. Nts., 12/1/15	5,360,000	5,996,500

MCE Finance Ltd., 10.25% Sr. Sec. Nts., 5/15/18	3,650,000	4,115,375

MGM Mirage, Inc., 6.625% Sr. Unsec. Nts., 7/15/15	14,560,000	15,033,200

Mohegan Tribal Gaming Authority, 8% Sr. Sub. Nts., 4/1/12	4,751,000	4,751,000

Penn National Gaming, Inc., 8.75% Sr. Unsec. Sub. Nts., 8/15/19	5,780,000	6,516,950

Premier Cruise Ltd., 11% Sr. Nts., 3/15/08[3,4]	10,850,000	—

		103,809,621

Household Durables—0.2%
Beazer Homes USA, Inc.:
6.875% Sr. Unsec. Nts., 7/15/15	3,690,000	3,477,825
9.125% Sr. Unsec. Nts., 5/15/19	10,500,000	9,082,500

Jarden Corp., 6.125% Sr. Unsec. Nts., 11/15/22	830,000	873,575

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
9% Sr. Nts., 4/15/19[5]	3,670,000	3,633,300
9% Sr. Nts., 5/15/18[5]	3,830,000	3,839,575

		20,906,775

Media—1.5%
Affinion Group Holdings, Inc., 11.625% Sr. Unsec. Nts., 11/15/15	4,275,000	3,890,250

Affinion Group, Inc., 7.875% Sr. Unsec. Nts., 12/15/18	11,690,000	10,696,350

AMC Entertainment, Inc., 8.75% Sr. Unsec. Nts., 6/1/19	3,435,000	3,615,338

Belo (A.H.) Corp., 7.75% Sr. Unsec. Unsub. Debs., 6/1/27	11,109,000	10,747,958

Cequel Communications Holdings I LLC, 8.625% Sr. Unsec. Nts., 11/15/17[5]	6,535,000	7,049,631

Clear Channel Communications, Inc., 5.75% Sr. Unsec. Unsub. Nts., 1/15/13	11,275,000	11,246,813

Cumulus Media, Inc., 7.75% Sr. Nts., 5/1/19[5]	4,605,000	4,374,750

Entravision Communications Corp., 8.75% Sr. Sec. Nts., 8/1/17	7,095,000	7,547,306

Gray Television, Inc., 10.50% Sr. Sec. Nts., 6/29/15	6,761,000	7,065,245
32 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal
	Amount		Value

Media Continued
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG, 7.50% Sr. Sec. Nts., 3/15/19[5]	$5,970,000		$6,477,450

Lamar Media Corp., 5.875% Sr. Sub. Nts., 2/1/22[5]	2,885,000		2,949,913

Newport Television LLC/NTV Finance Corp., 13.75% Sr. Nts., 3/15/17[5]	8,461,647		8,588,572

Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875% Sec. Nts., 4/15/17	6,625,000		7,138,438

Sinclair Television Group, Inc., 8.375% Sr. Unsec. Nts., 10/15/18	9,350,000		10,144,750

Univision Communications, Inc., 7.875% Sr. Sec. Nts., 11/1/20[5]	3,420,000		3,608,100

UPCB Finance V Ltd., 7.25% Sr. Sec. Nts., 11/15/21[5]	4,595,000		4,882,188

UPCB Finance VI Ltd., 6.875% Sr. Sec. Nts., 1/15/22[4]	7,220,000		7,454,650

Virgin Media Finance plc:
5.25% Sr. Unsec. Unsub. Nts., 2/15/22	2,770,000		2,759,613
8.375% Sr. Unsec. Unsub. Nts., 10/15/19	3,175,000		3,571,875

			123,809,190

Specialty Retail—0.2%
Burlington Coat Factory Warehouse Corp., 10% Sr. Unsec. Nts., 2/15/19	1,830,000		1,912,350

J. Crew Group, Inc., 8.125% Sr. Unsec. Nts., 3/1/19	3,610,000		3,691,225

Limited Brands, Inc., 5.625% Sr. Nts., 2/15/22	7,265,000		7,364,894

Michaels Stores, Inc., 7.75% Sr. Unsec. Nts., 11/1/18	580,000		620,600

Sally Holdings LLC/Sally Capital, Inc., 6.875% Sr. Unsec. Nts., 11/15/19[5]	6,705,000		7,174,350

			20,763,419

Textiles, Apparel & Luxury Goods—0.1%
Levi Strauss & Co., 7.625% Sr. Unsec. Unsub. Nts., 5/15/20	3,435,000		3,649,688

Quiksilver, Inc., 6.875% Sr. Unsec. Nts., 4/15/15	2,675,000		2,701,750

			6,351,438

Consumer Staples—0.9%

Beverages—0.0%
AmBev International Finance Co. Ltd., 9.50% Sr. Unsec. Unsub. Nts., 7/24/17[7]	5,535,000	BRR	3,177,823

Food & Staples Retailing—0.2%
Cencosud SA, 5.50% Sr. Unsec. Nts., 1/20/21[5]	8,970,000		9,511,026

Rite Aid Corp., 7.50% Sr. Sec. Nts., 3/1/17	3,440,000		3,526,000

			13,037,026

Food Products—0.6%
American Seafoods Group LLC, 10.75% Sr. Sub. Nts., 5/15/16[5]	8,035,000		7,372,113

ASG Consolidated LLC, 15% Sr. Nts., 5/15/17[5,15]	19,988,391		15,640,916
33 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Food Products Continued
Bumble Bee Acquisition Corp., 9% Sr. Sec. Nts., 12/15/17[5]	$6,088,000	$6,240,200

MHP SA, 10.25% Sr. Unsec. Nts., 4/29/15[5]	7,511,000	7,285,670

Post Holdings, Inc., 7.375% Sr. Unsec. Nts., 2/15/22[5]	6,930,000	7,276,500

Southern States Cooperative, Inc., 11.25% Sr. Nts., 5/15/15[5]	9,220,000	9,888,450

		53,703,849

Household Products—0.1%
Central Garden & Pet Co., 8.25% Sr. Sub. Nts., 3/1/18	500,000	518,125

Spectrum Brands Holdings, Inc., 9.50% Sr. Sec. Nts., 6/15/18	3,250,000	3,680,625

		4,198,750

Personal Products—0.0%
NBTY, Inc., 9% Sr. Unsec. Nts., 10/1/18	1,695,000	1,875,094

Energy—5.2%

Energy Equipment & Services—0.5%
Forbes Energy Services Ltd., 9% Sr. Unsec. Nts., 6/15/19	6,100,000	5,978,000

Global Geophysical Services, Inc., 10.50% Sr. Unsec. Nts., 5/1/17	5,525,000	5,525,000

Hercules Offshore, Inc., 7.125% Sr. Sec. Nts., 4/1/17[5,8]	3,650,000	3,659,125

Hornbeck Offshore Services, Inc., 5.875% Sr. Unsec. Nts., 4/1/20[5]	7,365,000	7,420,238

Offshore Group Investments Ltd., 11.50% Sr. Sec. Nts., 8/1/15	11,630,000	12,851,150

Precision Drilling Corp., 6.625% Sr. Unsec. Nts., 11/15/20	6,800,000	7,157,000

SESI LLC, 6.375% Sr. Unsec. Nts., 5/1/19	2,595,000	2,763,675

		45,354,188

Oil, Gas & Consumable Fuels—4.7%
Alliance Oil Co. Ltd., 9.875% Sr. Unsec. Nts., 3/11/15[5]	5,600,000	5,980,800

Antero Resources Finance Corp., 9.375% Sr. Unsec. Nts., 12/1/17	7,625,000	8,292,188

Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 8.75% Sr. Unsec. Sub. Nts., 6/15/18	5,750,000	6,152,500

ATP Oil & Gas Corp., 11.875% Sr. Sec. Nts., 5/1/15	2,710,000	1,991,850

Bill Barrett Corp., 7.625% Sr. Unsec. Unsub. Nts., 10/1/19	4,395,000	4,482,900

Breitburn Energy Partners LP/Breitburn Finance Corp., 8.625% Sr. Unsec. Nts., 10/15/20	10,725,000	11,448,938

Chaparral Energy, Inc., 9.875% Sr. Unsec. Nts., 10/1/20	6,615,000	7,408,800

Chesapeake Midstream Partners LP/CHKM Finance Corp., 6.125% Sr. Unsec. Nts., 7/15/22[5]	6,915,000	7,001,438

Cimarex Energy Co., 5.875% Sr. Unsec. Unsub. Nts., 5/1/22[8]	11,040,000	11,288,400

Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.50% Sr. Unsec. Unsub. Nts., 12/15/19	1,385,000	1,450,788

Continental Resources, Inc., 5% Sr. Unsec. Nts., 9/15/22[5]	4,425,000	4,452,656
34 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal
	Amount	Value

Oil, Gas & Consumable Fuels Continued
Gaz Capital SA:
7.288% Sr. Sec. Nts., 8/16/37[5]	$25,775,000	$29,354,632
8.146% Sr. Sec. Nts., 4/11/18[5]	13,190,000	15,528,983
8.625% Sr. Sec. Nts., 4/28/34[5]	8,315,000	10,514,484
9.25% Sr. Unsec. Unsub. Nts., 4/23/19[5]	18,045,000	22,375,800

James River Coal Co., 7.875% Sr. Unsec. Unsub. Nts., 4/1/19	5,100,000	3,493,500

KazMunayGaz National Co., 6.375% Sr. Unsec. Bonds, 4/9/21[5]	5,775,000	6,407,651

KMG Finance Sub BV, 9.125% Sr. Unsec. Unsub. Nts., 7/2/18[5]	14,135,000	17,664,085

Linn Energy LLC/Linn Energy Finance Corp., 8.625% Sr. Unsec. Nts., 4/15/20	13,555,000	14,673,288

Lukoil International Finance BV:
6.125% Sr. Unsec. Nts., 11/9/20[5]	18,830,000	20,053,950
6.656% Sr. Unsec. Unsub. Bonds, 6/7/22[5]	3,955,000	4,390,050
7.25% Sr. Unsec. Unsub. Nts., 11/5/19[5]	3,015,000	3,429,563

MEG Energy Corp., 6.50% Sr. Unsec. Nts., 3/15/21[5]	11,935,000	12,561,588

Murray Energy Corp., 10.25% Sr. Sec. Nts., 10/15/15[5]	4,905,000	4,794,638

Navios Maritime Acquisition Corp., 8.625% Sr. Sec. Nts., 11/1/17	2,595,000	2,348,475

Odebrecht Drilling Norbe VIII/IX Ltd., 6.35% Sr. Sec. Nts., 6/30/21[5]	6,213,200	6,648,124

OGX Austria GmbH, 8.375% Sr. Unsec. Nts., 4/1/22[5]	3,070,000	3,108,375

Pemex Project Funding Master Trust:
6.625% Sr. Unsec. Unsub. Nts., 6/15/38	3,110,000	3,576,500
6.625% Unsec. Unsub. Bonds, 6/15/35	15,340,000	17,641,000

Pertamina PT (Persero):
5.25% Nts., 5/23/21[5]	8,765,000	9,312,813
6.50% Sr. Unsec. Nts., 5/27/41[5]	3,930,000	4,283,700

Petrobras International Finance Co., 5.75% Sr. Unsec. Unsub. Nts., 1/20/20	6,185,000	6,880,497

Petroleos de Venezuela SA:
4.90% Sr. Unsec. Nts., Series 2014, 10/28/14	10,430,000	9,360,925
8.50% Sr. Nts., 11/2/17[5]	16,085,000	14,339,778
12.75% Sr. Unsec. Nts., 2/17/22[5]	7,465,000	7,483,663

Petroleos Mexicanos:
5.50% Sr. Unsec. Unsub. Nts., 1/21/21	6,310,000	6,988,325
6% Sr. Unsec. Unsub. Nts., 3/5/20	7,460,000	8,530,510

Petroleum Co. of Trinidad & Tobago Ltd., 9.75% Sr. Unsec. Nts., 8/14/19[5]	9,010,000	11,199,430

PT Adaro Indonesia, 7.625% Nts., 10/22/19[5]	7,470,000	8,179,650

Quicksilver Resources, Inc.:
8.25% Sr. Unsec. Nts., 8/1/15	3,600,000	3,582,000
11.75% Sr. Nts., 1/1/16	5,115,000	5,434,688

Range Resources Corp., 8% Sr. Unsec. Sub. Nts., 5/15/19	3,215,000	3,544,538

Samson Investment Co., 9.75% Sr. Unsec. Nts., 2/15/20[4]	5,550,000	5,619,375

SandRidge Energy, Inc.:
8.75% Sr. Unsec. Nts., 1/15/20	3,230,000	3,359,200
9.875% Sr. Unsec. Nts., 5/15/16	4,820,000	5,253,800
35 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value

Oil, Gas & Consumable Fuels Continued
Schahin II Finance Co. SPV Ltd., 5.875% Sr. Sec. Unsub. Nts., 9/25/22[5]	$8,225,000		$8,266,125

Tengizchevroil LLP, 6.124% Nts., 11/15/14[5]	2,952,145		3,114,956

Venoco, Inc., 8.875% Sr. Unsec. Nts., 2/15/19	5,100,000		4,692,000

			397,941,917

Financials—5.4%

Capital Markets—0.9%

Credit Suisse AG (Guernsey), 1.625% Sec. Bonds, 3/6/15[5]	1,101,000		1,104,865

Edgen Murray Corp., 12.25% Sr. Sec. Nts., 1/15/15	5,345,000		5,478,625

Korea Development Bank (The), 3.875% Sr. Unsec. Nts., 5/4/17	4,700,000		4,875,700

Nationstar Mortgage/Nationstar Capital Corp., 10.875% Sr. Unsec. Nts., 4/1/15	20,140,000		21,298,050

Nuveen Investments, Inc.:
5.50% Sr. Unsec. Nts., 9/15/15	3,087,000		2,840,040
10.50% Sr. Unsec. Unsub. Nts., 11/15/15	3,100,000		3,227,875
Pinafore LLC/Pinafore, Inc., 9% Sec. Nts., 10/1/18	10,306,000		11,465,425
Springleaf Finance Corp., 6.90% Nts., Series J, 12/15/17	4,765,000		3,740,525
UBS AG (London), 2.25% Sec. Nts., 3/30/17[5]	1,800,000		1,797,296

Verso Paper Holdings LLC, 11.375% Sr. Unsec. Sub. Nts., Series B, 8/1/16	19,955,000		12,821,088

Verso Paper Holdings LLC/Verso Paper, Inc., 8.75% Sr. Sec. Nts., 2/1/19	9,375,000		5,203,125

			73,852,614

Commercial Banks—3.3%
Akbank TAS, 5.125% Sr. Unsec. Nts., 7/22/15[5]	7,950,000		8,017,575

Alfa Bank/Alfa Bond Issuance plc, 7.875% Nts., 9/25/17[5]	5,860,000		6,073,890

Australia & New Zealand Banking Group Ltd., 2.40% Sec. Bonds, 11/23/16[5]	1,800,000		1,816,767

Banco BMG SA:
9.15% Nts., 1/15/16[5]	4,272,000		4,165,200

9.95% Unsec. Unsub. Nts., 11/5/19[5]	4,180,000		3,870,680

Banco de Credito del Peru, 5.375% Sr. Nts., 9/16/20[5]	1,790,000		1,843,700

Banco de Credito del Peru/Panama, 6.875% Sub. Nts., 9/16/26[5,7]	3,298,000		3,611,310

Banco del Estado de Chile, 3.875% Sr. Unsec. Nts., 2/8/22[5]	5,245,000		5,218,775

Banco do Brasil SA, 5.875% Unsec. Sub. Nts., 1/26/22[5]	4,220,000		4,363,480

Banco do Brasil SA (Cayman), 9.25% Perpetual Jr. Sub. Bonds[5,16]	10,115,000		11,025,350

Banco do Estado do Rio Grande do Sul SA, 7.375% Sub Nts., 2/2/22[5]	7,060,000		7,448,300

Banco PanAmericano SA, 8.50% Sr. Unsec. Sub. Nts., 4/23/20[5]	4,335,000		4,898,550

Bank of Scotland plc:
3.875% Sr. Sec. Nts., 2/7/20	2,370,000	EUR	3,321,072
4.50% Sr. Sec. Nts., 7/13/21	6,690,000	EUR	9,718,983
36 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal
	Amount		Value

Commercial Banks Continued
Bank of Scotland plc: Continued
4.875% Sr. Sec. Nts., 12/20/24	770,000	GBP	$1,278,161
4.875% Sr. Sec. Unsub. Nts., 11/8/16	460,000	GBP	794,998
BOM Capital plc, 6.699% Sr. Unsec. Nts., 3/11/15[5]	13,955,000		14,582,975
BPCE SFH SA, 3.75% Sr. Sec. Nts., 9/13/21	2,105,000	EUR	2,957,800
CIT Group, Inc., 7% Sec. Bonds, 5/2/17[5]	14,220,000		14,273,325
Compagnie de Financement Foncier:
4.875% Sec. Nts., 5/25/21	1,375,000	EUR	2,070,508
5.75% Sec. Nts., 10/4/21	550,000	EUR	879,773
Corp Financiera de Desarrollo SA, 4.75% Sr. Unsec. Nts., 2/8/22[5]	5,365,000		5,552,775
Grupo Aval Ltd., 5.25% Sr. Unsec. Nts., 2/1/17[5]	7,290,000		7,599,825
Halyk Savings Bank of Kazakhstan JSC:
7.25% Unsec. Unsub. Nts., 5/3/17[5]	1,615,000		1,665,873
9.25% Sr. Nts., 10/16/13[5]	29,880,000		31,822,200
ICICI Bank Ltd.:
5.50% Sr. Unsec. Nts., 3/25/15[5]	11,525,000		11,981,909
6.375% Bonds, 4/30/22[5,7]	11,415,000		10,901,325
Lloyds TSB Bank plc:
4.875% Sec. Nts., 1/13/23	830,000	EUR	1,241,780
6% Sr. Sec. Nts., 2/8/29	920,000	GBP	1,678,027
Sberbank of Russia Via SB Capital SA:
5.40% Sr. Unsec. Nts., 3/24/17	12,585,000		13,044,353
6.125% Sr. Nts., 2/7/22[5]	10,305,000		10,627,031
Societe Generale SCF SA, 2.024% Sec. Unsub. Nts., 6/19/17[7]	400,000		379,627
Sparebank 1 Boligkreditt AS, 2.30% Sec. Bonds, 6/30/17[4,8]	2,250,000		2,243,385
Stadshypotek AB:
6% Sec. Unsub. Bonds, 3/18/25	25,000,000	SEK	4,169,624
6% Sec. Unsub. Bonds, 9/21/16	15,000,000	SEK	2,556,850
Swedbank Hypotek AB:
2.375% Sec. Nts., 4/5/17[5]	1,710,000		1,717,834
3.75% Sr. Sec. Unsub. Nts., 3/18/15	24,700,000	SEK	3,876,266
Toronto-Dominion Bank (The), 1.50% Sec. Bonds, 3/13/17[5]	1,470,000		1,455,716
Turkiye Is Bankasi (Isbank), 5.10% Sr. Unsec. Nts., 2/1/16[5]	4,820,000		4,856,150
VEB Finance Ltd., 6.902% Sr. Unsec. Unsub. Nts., 7/9/20[5]	13,055,000		14,164,675
VTB Capital SA:
6.315% Nts., 2/22/18[5]	4,750,000		4,776,600
6.465% Sr. Sec. Unsub. Nts., 3/4/15[5]	2,995,000		3,189,675
Westpac Banking Corp., 2.45% Sr. Sec. Bonds, 11/28/16[5]	1,800,000		1,820,183
WM Covered Bond Program, 4% Sec. Mtg. Nts., Series 2, 9/27/16	15,405,000	EUR	21,946,151
Yapi ve Kredi Bankasi AS, 6.75% Sr. Unsec. Nts., 2/8/17[5]	3,965,000		4,078,796
			279,577,802
37 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value

Consumer Finance—0.1%
JSC Astana Finance, 9.16% Nts., 3/14/12[3]	$27,100,000		$2,981,000

Speedy Cash, Inc., 10.75% Sr. Sec. Nts., 5/15/18[5]	3,500,000		3,640,000

TMX Finance LLC/TitleMax Finance Corp., 13.25% Sr. Sec. Nts., 7/15/15	3,295,000		3,657,450

			10,278,450

Diversified Financial Services—0.5%
Autopistas del Nordeste Cayman Ltd., 9.39% Nts., 1/15/26[4]	9,238,368		8,759,820

BA Covered Bond Issuer, 4.25% Sec. Nts., 4/5/17	3,040,000	EUR	4,187,334

Banco Invex SA, 30.695% Mtg.-Backed Certificates, Series 062U, 3/13/34[7,14]	17,962,375	MXN	1,811,068

Bank of America Corp., 4.75% Sr. Unsec. Nts., 4/3/17	935,000	EUR	1,293,607

Caisse Centrale Desjardins du Quebec, 1.60% Sec. Bonds, 3/6/17[5]	1,470,000		1,457,778

GMAC LLC, 8% Sr. Unsec. Nts., 11/1/31	4,780,000		5,293,850

JPMorgan Hipotecaria su Casita:
8.103% Sec. Nts., 8/26/35[4,14]	20,232,960	MXN	1,799,050
29.03% Mtg.-Backed Certificates, Series 06U, 9/25/35[14]	7,291,801	MXN	1,062,848

Korea Development Bank (The), 4% Sr. Unsec. Unsub. Nts., 9/9/16	5,515,000		5,775,043

PHH Corp., 9.25% Sr. Unsec. Unsub. Nts., 3/1/16	7,470,000		7,628,738

			39,069,136

Insurance—0.1%
International Lease Finance Corp.:
8.625% Sr. Unsec. Unsub. Nts., 9/15/15	6,140,000		6,777,025
8.75% Sr. Unsec. Unsub. Nts., 3/15/17	5,635,000		6,283,025

			13,060,050

Real Estate Investment Trusts—0.2%
FelCor Escrow Holdings LLC, 6.75% Sr. Sec. Nts., 6/1/19	7,390,000		7,500,850

OMEGA Healthcare Investors, Inc., 6.75% Sr. Unsec. Nts., 10/15/22	9,235,000		9,835,275

			17,336,125

Real Estate Management & Development—0.3%
Ainsworth Lumber Co. Ltd., 11% Sr. Unsec. Unsub. Nts., 7/29/15[5,15]	11,148,375		8,807,216

Realogy Corp.:
7.625% Sr. Sec. Nts., 1/15/20[4]	7,270,000		7,597,150
9% Sr. Sec. Nts., 1/15/20[4]	3,720,000		3,831,600

Wallace Theater Holdings, Inc., 12.50% Sr. Sec. Nts., 6/15/13[5,7]	8,535,000		7,553,475

			27,789,441

Thrifts & Mortgage Finance—0.0%
Banco Hipotecario SA, 9.75% Sr. Unsec. Nts., 4/27/16[5]	2,585,000		2,484,961

Compagnie de Financement Foncier, 5.625% Sr. Sec. Nts., 6/19/17	255,000		284,396

			2,769,357
38 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal
	Amount	Value

Health Care—1.1%
Biotechnology—0.1%
Grifols SA, 8.25% Sr. Sec. Nts., 2/1/18	$3,000,000	$3,262,500
Health Care Equipment & Supplies—0.3%
Accellent, Inc., 10% Sr. Unsec. Sub. Nts., 11/1/17	4,220,000	3,465,675
Alere, Inc.:
7.875% Sr. Unsec. Unsub. Nts., 2/1/16	3,900,000	4,085,250
8.625% Sr. Unsec. Sub. Nts., 10/1/18	3,835,000	3,988,400
Biomet, Inc.:
10.375% Sr. Unsec. Nts., 10/15/17[15]	7,605,000	8,232,413
11.625% Sr. Unsec. Sub. Nts., 10/15/17	7,021,000	7,626,561

		27,398,299

Health Care Providers & Services—0.5%
Catalent Pharma Solutions, Inc., 9.50% Sr. Unsec. Nts., 4/15/15[15]	5,953,831	6,147,331
Fresenius Medical Care US Finance II, Inc.:
5.625% Sr. Unsec. Nts., 7/31/19[5]	2,305,000	2,379,913
5.875% Sr. Unsec. Nts., 1/31/22[5]	1,150,000	1,184,500
Gentiva Health Services, Inc., 11.50% Sr. Unsec. Unsub. Nts., 9/1/18	4,415,000	4,139,063
Kindred Healthcare, Inc., 8.25% Sr. Unsec. Nts., 6/1/19	8,090,000	7,088,863
Multiplan, Inc., 9.875% Sr. Nts., 9/1/18[5]	4,240,000	4,600,400
Oncure Holdings, Inc., 11.75% Sr. Sec. Nts., 5/15/17	4,245,000	2,801,700
PSS World Medical, Inc., 6.375% Sr. Unsec. Unsub. Nts., 3/1/22[5]	1,660,000	1,713,950
Radiation Therapy Services, Inc., 9.875% Sr. Unsec. Sub. Nts., 4/15/17	4,470,000	3,609,525
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15	5,479,000	5,444,756
US Oncology, Inc., Escrow Shares (related to 9.125% Sr. Sec. Nts., 8/15/17)[3]	6,485,000	162,125
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8% Sr. Nts., 2/1/18	5,940,000	6,088,500

		45,360,626

Health Care Technology—0.0%
MedAssets, Inc., 8% Sr. Unsec. Nts., 11/15/18	1,175,000	1,239,625
Life Sciences Tools & Services—0.0%
Jaguar Holding Co./Jaguar Merger Sub, Inc., 9.50% Sr. Unsec. Nts., 12/1/19[5]	2,875,000	3,133,750
Pharmaceuticals—0.2%
DJO Finance LLC/DJO Finance Corp., 10.875% Sr. Unsec. Nts., 11/15/14	2,015,000	2,055,300
Mylan, Inc., 6% Sr. Nts., 11/15/18[5]	3,100,000	3,255,000
Valeant Pharmaceuticals International, Inc., 6.875% Sr. Unsec. Nts., 12/1/18[5]	2,915,000	2,951,438
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75% Sr. Unsec. Nts., 9/15/18	8,635,000	9,045,163

		17,306,901
39 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Industrials—2.6%
Aerospace & Defense—0.6%
BE Aerospace, Inc., 6.875% Sr. Nts., 10/1/20	$3,136,000	$3,449,600
DynCorp International, Inc., 10.375% Sr. Unsec. Nts., 7/1/17	15,220,000	13,298,475
Huntington Ingalls Industries, Inc., 7.125% Sr. Unsec. Unsub. Nts., 3/15/21	5,260,000	5,661,075
Kratos Defense & Security Solutions, Inc., 10% Sr. Sec. Nts., 6/1/17	4,195,000	4,562,063
Schaeffler Finance BV, 8.50% Sr. Sec. Nts., 2/15/19[4]	1,665,000	1,769,063
TransDigm, Inc., 7.75% Sr. Unsec. Sub. Nts., 12/15/18	9,905,000	10,771,688
Triumph Group, Inc., 8.625% Sr. Unsec. Nts., 7/15/18	10,290,000	11,576,250

		51,088,214

Air Freight & Logistics—0.0%
AMGH Merger Sub, Inc., 9.25% Sr. Sec. Nts., 11/1/18[5]	2,940,000	3,072,300
Airlines—0.2%
American Airlines 2011-2 Class A Pass Through Trust, 8.625% Sec. Certificates, 4/15/23	1,580,000	1,666,900
Delta Air Lines, Inc., 12.25% Sr. Sec. Nts., 3/15/15[5]	13,555,000	14,673,288

		16,340,188

Building Products—0.2%
Associated Materials LLC, 9.125% Sr. Sec. Nts., 11/1/17[5]	4,230,000	4,134,825
Ply Gem Industries, Inc., 13.125% Sr. Unsec. Sub. Nts., 7/15/14	11,400,000	11,571,000
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 8.625% Sr. Sec. Nts., 12/1/17[5]	3,785,000	4,031,025

		19,736,850

Commercial Services & Supplies—0.2%
R.R. Donnelley & Sons Co., 7.25% Sr. Nts., 5/15/18	7,455,000	7,268,625
STHI Holding Corp., 8% Sec. Nts., 3/15/18[5]	2,980,000	3,173,700
West Corp., 8.625% Sr. Unsec. Nts., 10/1/18	6,500,000	7,166,250

		17,608,575

Construction & Engineering—0.3%
IIRSA Norte Finance Ltd., 8.75% Sr. Nts., 5/30/24[5]	14,564,977	17,132,783
Odebrecht Finance Ltd., 7% Sr. Unsec. Nts., 4/21/20[5]	3,590,000	4,020,082

		21,152,865

Electrical Equipment—0.1%
Thermon Industries, Inc., 9.50% Sr. Sec. Nts., 5/1/17	6,166,000	6,813,430
Machinery—0.4%
Cleaver-Brooks, Inc., 12.25% Sr. Sec. Nts., 5/1/16[4]	6,930,000	7,207,200
CNH Capital LLC, 6.25% Sr. Unsec. Nts., 11/1/16[5]	1,945,000	2,095,738
40 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal
	Amount	Value

Machinery Continued
Manitowoc Co., Inc. (The), 8.50% Sr. Unsec. Nts., 11/1/20	$9,755,000	$10,779,275
Terex Corp., 8% Sr. Unsec. Sub. Nts., 11/15/17	7,000,000	7,280,000
Thermadyne Holdings Corp.:
9% Sr. Sec. Nts., 12/15/17	5,180,000	5,335,400
9% Sr. Sec. Nts., 12/15/17[5]	2,215,000	2,281,450

		34,979,063

Marine—0.2%
Marquette Transportation Co./Marquette Transportation Finance Corp., 10.875% Sec. Nts., 1/15/17	10,430,000	11,042,763
Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc., 8.875% Sr. Sec. Nts., 11/1/17	2,115,000	2,178,450

		13,221,213

Professional Services—0.0%
Altegrity, Inc., 10.50% Sr. Unsec. Sub. Nts., 11/1/15[4]	3,643,000	3,479,065
Road & Rail—0.3%
Hertz Corp., 7.50% Sr. Unsec. Nts., 10/15/18	13,610,000	14,511,663
Kazakhstan Temir Zholy Finance BV, 6.375% Sr. Unsec. Nts., 10/6/20[5]	3,050,000	3,393,125
Western Express, Inc., 12.50% Sr. Sec. Nts., 4/15/15[5]	13,924,000	5,848,080

		23,752,868

Trading Companies & Distributors—0.1%
UR Financing Escrow Corp.:
7.375% Sr. Unsec. Nts., 5/15/20[5]	8,860,000	9,081,500
7.625% Sr. Unsec. Nts., 4/15/22[5]	2,215,000	2,281,450

		11,362,950

Information Technology—1.2%
Communications Equipment—0.1%
Avaya, Inc., 7% Sr. Sec. Nts., 4/1/19[5]	7,145,000	7,198,588
ViaSat, Inc., 6.875% Sr. Unsec. Unsub. Nts., 6/15/20[5]	3,321,000	3,420,630

		10,619,218

Computers & Peripherals—0.1%
Seagate HDD Cayman, 7% Sr. Unsec. Nts., 11/1/21[5]	6,095,000	6,582,600
Electronic Equipment & Instruments—0.1%
CDW LLC/CDW Finance Corp., 12.535% Sr. Unsec. Sub. Nts., 10/12/17	7,150,000	7,802,438
Internet Software & Services—0.2%
ITC DeltaCom, Inc., 10.50% Sr. Sec. Nts., 4/1/16	13,410,000	14,147,550
Lawson Software, Inc., 9.375% Sr. Nts., 4/1/19[5,8]	1,385,000	1,436,938

		15,584,488
41 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

IT Services—0.2%
Ceridian Corp., 11.25% Sr. Unsec. Nts., 11/15/15	$8,195,000	$7,436,963
First Data Corp.:
8.875% Sr. Sec. Nts., 8/15/20[5]	8,875,000	9,662,656
9.875% Sr. Unsec. Nts., 9/24/15	3,485,000	3,519,850
12.625% Sr. Unsec. Nts., 1/15/21	3,465,000	3,490,988

		24,110,457

Semiconductors & Semiconductor Equipment—0.4%
Advanced Micro Devices, Inc., 7.75% Sr. Unsec. Nts., 8/1/20	9,960,000	11,005,800
Amkor Technologies, Inc., 6.625% Sr. Unsec. Nts., 6/1/21	3,435,000	3,568,106
Freescale Semiconductor, Inc.:
9.25% Sr. Sec. Nts., 4/15/18[5]	6,025,000	6,627,500
10.75% Sr. Unsec. Nts., 8/1/20	7,467,000	8,419,043
NXP BV/NXP Funding LLC, 9.75% Sr. Sec. Nts., 8/1/18[5]	3,195,000	3,626,325

		33,246,774

Software—0.1%
SunGard Data Systems, Inc.:
7.375% Sr. Unsec. Nts., 11/15/18	2,085,000	2,225,738
7.625% Sr. Unsec. Nts., 11/15/20	2,935,000	3,147,788

		5,373,526

Materials—2.3%
Chemicals—0.8%
Braskem America Finance Co., 7.125% Sr. Unsec. Nts., 7/22/41[5]	2,980,000	3,005,330
Braskem Finance Ltd., 5.75% Sr. Unsec. Nts., 4/15/21[5]	12,705,000	13,363,119
Ferro Corp., 7.875% Sr. Unsec. Nts., 8/15/18	5,830,000	5,975,750
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC:
8.875% Sr. Sec. Nts., 2/1/18	3,680,000	3,827,200
9% Sec. Nts., 11/15/20	5,000,000	4,675,000
Ineos Finance plc, 8.375% Sr. Sec. Bonds, 2/15/19[5]	5,560,000	5,893,600
Lyondell Chemical Co., 8% Sr. Sec. Nts., 11/1/17	12,709,000	14,329,398
LyondellBasell Industries NV, 6% Sr. Nts., 11/15/21[5]	5,745,000	6,060,975
Momentive Performance Materials, Inc., 9% Sec. Nts., 1/15/21	8,120,000	7,145,600
Scotts Miracle-Gro Co. (The), 6.625% Sr. Unsec. Unsub. Nts., 12/15/20	925,000	978,188

		65,254,160

Construction Materials—0.2%
Building Materials Corp. of America, 6.75% Sr. Nts., 5/1/21[5]	5,765,000	6,132,519
CEMEX Espana SA, 9.25% Sr. Sec. Nts., 5/12/20[5]	4,024,000	3,732,260
CEMEX SAB de CV, 9% Sr. Sec. Nts., 1/11/18[5]	6,590,000	6,244,025
Ply Gem Industries, Inc., 8.25% Sr. Sec. Nts., 2/15/18	4,825,000	4,879,281
Rearden G Holdings Eins GmbH, 7.875% Sr. Unsec. Nts., 3/30/20[5]	620,000	659,866

		21,647,951
42 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal
	Amount		Value

Containers & Packaging—0.2%
Berry Plastics Corp., 9.75% Sec. Nts., 1/15/21	$5,895,000		$6,469,763
Polymer Group, Inc., 7.75% Sr. Sec. Nts., 2/1/19	7,805,000		8,253,788
Rock-Tenn Co., 4.45% Sr. Unsec. Nts., 3/1/19[5]	1,660,000		1,669,329

			16,392,880

Metals & Mining—0.5%
Aleris International, Inc., 7.625% Sr. Unsec. Nts., 2/15/18	14,170,000		14,896,213
Alrosa Finance SA, 7.75% Nts., 11/3/20[5]	6,070,000		6,510,075
Consolidated Minerals Ltd., 8.875% Sr. Sec. Nts., 5/1/16[5]	4,650,000		3,964,125
CSN Islands XI Corp., 6.875% Sr. Unsec. Nts., 9/21/19[5]	3,050,000		3,482,490
Ferrexpo Finance plc, 7.875% Sr. Unsec. Bonds, 4/7/16[5]	4,805,000		4,492,675
JSC Severstal, 6.70% Nts., 10/25/17[5]	7,410,000		7,530,413
Novelis, Inc., 8.75% Sr. Unsec. Nts., 12/15/20	1,740,000		1,914,000

			42,789,991

Paper & Forest Products—0.6%
ABI Escrow Corp., 10.25% Sr. Sec. Nts., 10/15/18[5]	5,801,000		6,685,653
Appleton Papers, Inc., 10.50% Sr. Sec. Nts., 6/15/15[5]	13,895,000		14,485,538
Catalyst Paper Corp., 11% Sr. Sec. Nts., 12/15/16[3,5]	14,799,000		7,769,475
Mercer International, Inc., 9.50% Sr. Unsec. Nts., 12/1/17	7,540,000		7,841,600
NewPage Corp., 11.375% Sr. Sec. Nts., 12/31/14[3]	16,450,000		11,103,750
Norske Skogindustrier ASA, 6.125% Unsec. Bonds, 10/15/15[5]	5,600,000		4,144,000

			52,030,016

Telecommunication Services—1.9%
Diversified Telecommunication Services—1.0%
Axtel SAB de CV, 9% Sr. Unsec. Nts., 9/22/19[5]	7,318,000		6,037,350
Brasil Telecom SA, 9.75% Sr. Unsec. Nts., 9/15/16[5]	11,210,000	BRR	6,355,885
Cincinnati Bell, Inc.:
8.25% Sr. Nts., 10/15/17	4,975,000		5,105,594
8.75% Sr. Unsec. Sub. Nts., 3/15/18	7,115,000		6,679,206
Frontier Communications Corp.:
8.25% Sr. Unsec. Nts., 4/15/17	3,500,000		3,780,000
8.50% Sr. Unsec. Nts., 4/15/20	2,325,000		2,458,688
Intelsat Bermuda Ltd.:
11.25% Sr. Unsec. Nts., 2/4/17	7,640,000		7,964,700
11.50% Sr. Unsec. Nts., 2/4/17[15]	5,259,375		5,482,898
Intelsat Jackson Holdings SA, 7.25% Sr. Unsec. Nts., 10/15/20	2,810,000		2,961,038
Level 3 Financing, Inc., 9.375% Sr. Unsec. Unsub. Nts., 4/1/19	6,670,000		7,320,325
Telemar Norte Leste SA, 5.50% Sr. Unsec. Nts., 10/23/20[5]	18,024,000		18,618,792
Wind Acquisition Finance SA, 7.25% Sr. Sec. Nts., 2/15/18[5]	7,235,000		6,837,075
Windstream Corp., 7.50% Sr. Unsec. Nts., 6/1/22[5]	7,405,000		7,756,738

			87,358,289
43 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value

Wireless Telecommunication Services—0.9%
America Movil SAB de CV, 8.46% Sr. Unsec. Unsub. Bonds, 12/18/36	42,300,000	MXN	$3,232,026
Cricket Communications, Inc., 7.75% Sr. Unsec. Nts., 10/15/20	9,120,000		8,994,600
MetroPCS Wireless, Inc., 6.625% Sr. Unsec. Nts., 11/15/20	7,085,000		7,058,431
MTS International Funding Ltd., 8.625% Sr. Unsec. Nts., 6/22/20[5]	7,605,000		8,835,565
Nextel Communications, Inc., 7.375% Sr. Nts., Series D, 8/1/15	7,715,000		7,483,550
Sprint Capital Corp., 8.75% Nts., 3/15/32	1,805,000		1,556,813
Sprint Nextel Corp., 9% Sr. Unsec. Nts., 11/15/18[5]	6,635,000		7,298,500
Vimpel Communications/VIP Finance Ireland Ltd. OJSC:
7.748% Sec. Nts., 2/2/21[5]	4,515,000		4,475,494
9.125% Sr. Unsec. Nts., 4/30/18[5]	16,220,000		17,801,450
VimpelCom Holdings BV, 7.504% Sr. Unsec. Unsub. Nts., 3/1/22[5]	7,585,000		7,395,375

			74,131,804

Utilities—2.6%
Electric Utilities—1.6%
Centrais Eletricas Brasileiras SA:
5.75% Sr. Unsec. Unsub. Nts., 10/27/21[5]	8,925,000		9,813,038
6.875% Sr. Unsec. Unsub. Nts., 7/30/19[5]	4,575,000		5,438,760
Empresa Distribuidora y Comercializadora Norte SA, 9.75% Nts., 10/25/22[5]	3,000,000		1,830,000
Empresas Publicas de Medellin ESP, 7.625% Sr. Unsec. Nts., 7/29/19[5]	5,270,000		6,316,095
Energy Future Intermediate Holding Co. LLC, 10% Sr. Sec. Nts., 12/1/20	6,594,000		7,220,430
Eskom Holdings Ltd.:
5.75% Sr. Unsec. Bonds, 1/26/21[5]	5,870,000		6,192,850
7.85% Sr. Unsec. Unsub. Nts., Series ES26, 4/2/26	115,000,000	ZAR	13,678,629
10% Nts., Series ES23, 1/25/23	137,000,000	ZAR	19,739,269
Israel Electric Corp. Ltd.:
6.70% Sr. Unsec. Nts., 2/10/17[5]	5,145,000		5,308,261
7.25% Nts., 1/15/19[5]	22,400,000		22,887,693
Majapahit Holding BV:
7.75% Nts., 10/17/16[5]	8,660,000		10,056,425
8% Sr. Unsec. Nts., 8/7/19[5]	5,990,000		7,307,800
National Power Corp., 5.875% Unsec. Unsub. Bonds, 12/19/16	421,000,000	PHP	10,004,454
Perusahaan Listrik Negara PT, 5.50% Sr. Unsec. Nts., 11/22/21[5]	8,060,000		8,483,150
Texas Competitive Electric Holdings Co. LLC:
10.25% Sr. Unsec. Nts., Series A, 11/1/15	20,940,000		4,894,725
10.25% Sr. Unsec. Nts., Series B, 11/1/15	5,445,000		1,211,513

			140,383,092

Energy Traders—0.6%
AES Corp. (The):
7.375% Sr. Unsec. Nts., 7/1/21[5]	1,910,000		2,120,100
8% Sr. Unsec. Unsub. Nts., 10/15/17	3,190,000		3,608,688
44 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal
	Amount	Value

Energy Traders Continued
Calpine Corp.:
7.50% Sr. Sec. Nts., 2/15/21[5]	$3,310,000	$3,549,975
7.875% Sr. Sec. Nts., 1/15/23[5]	2,030,000	2,202,550
Colbun SA, 6% Sr. Unsec. Nts., 1/21/20[5]	6,540,000	6,980,175
Comision Federal de Electricidad, 4.875% Sr. Nts., 5/26/21[5]	6,265,000	6,703,550
Energy Future Holdings Corp., 10% Sr. Sec. Nts., 1/15/20	6,860,000	7,477,400
First Wind Capital LLC, 10.25% Sr. Sec. Nts., 6/1/18[5]	998,000	1,007,980
Foresight Energy LLC, 9.625% Sr. Unsec. Nts., 8/15/17[5]	2,085,000	2,199,675
United Maritime Group LLC, 11.75% Sr. Sec. Nts., 6/15/15	13,563,000	14,156,381

		50,006,474

Gas Utilities—0.2%
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75% Sr. Unsec. Nts., 5/20/20	7,040,000	7,163,200
Empresa de Energia de Bogota SA ESP, 6.125% Sr. Unsec. Unsub. Nts., 11/10/21[5]	4,180,000	4,451,700
Ferrellgas LP/Ferrellgas Finance Corp., 6.50% Sr. Unsec. Nts., 5/1/21	2,590,000	2,350,425
Transportadora de Gas Internacional SA ESP, 5.70% Sr. Unsec. Nts., 3/20/22[5]	5,200,000	5,293,600

		19,258,925

Multi-Utilities—0.1%
Abu Dhabi National Energy Co. (TAQA), 5.875% Sr. Unsec. Nts., 12/13/21[5]	6,315,000	6,757,050
Water Utilities—0.1%
Cia de Saneamento Basico do Estado de Sao Paulo, 6.25% Sr. Unsec. Nts., 12/16/20[5]	5,585,000	5,975,950

Total Corporate Bonds and Notes (Cost $2,313,883,730)		2,310,517,214

	Shares

Preferred Stocks—0.1%
Ally Financial, Inc., 7% Cum., Series G, Non-Vtg.[2]	7,587	6,321,157
Greektown Superholdings, Inc., Cv., Series A-1[1,2]	109,250	5,930,909

Total Preferred Stocks (Cost $17,913,763)		12,252,066

Common Stocks—0.4%
AbitibiBowater, Inc.[2]	235,955	3,369,437
American Media Operations, Inc.[2]	535,548	6,962,124
Arco Capital Corp. Ltd.[1,2,4]	2,494,716	3,742,074
Dana Holding Corp.	228,213	3,537,302
Gaylord Entertainment Co., Cl. A2	49,483	1,524,076
Global Aviation Holdings, Inc.[2]	3,200	—
Greektown Superholdings, Inc., Series A-1[1,2]	8,267	417,484
45 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares		Value

Common Stocks Continued
Huntsman Corp.	95,115		$1,332,561
Kaiser Aluminum Corp.	2,405		113,660
LyondellBasell Industries NV, Cl. A	89,036		3,886,421
Orbcomm, Inc.[2]	30,391		117,005
Premier Holdings Ltd.[2]	799,833		—
USA Mobility, Inc.	44		613
Visteon Corp.[2]	71,615		3,795,595
Walter Industries, Inc.	14,535		860,617
Whiting Petroleum Corp.[2]	29,236		1,587,515

Total Common Stocks (Cost $80,652,472)			31,246,484

	Units

Rights, Warrants and Certificates—0.0%
MediaNews Group, Inc. Wts., Strike Price $0.001, Exp. 3/19/17 [2] (Cost $9,381,486)	31,274		1,125

	Principal
	Amount

Structured Securities—3.7%
Barclays Bank plc:
Indonesia (Republic of) Total Return Linked Bonds, 10.50%, 8/19/30	39,800,000,000	IDR	5,973,917
Indonesia (Republic of) Total Return Linked Bonds, Series 22, 11%, 9/17/25	12,169,000,000	IDR	1,866,472
Indonesia (Republic of) Total Return Linked Nts., Series 50, 10.50%, 8/19/30	30,680,000,000	IDR	4,605,020
Indonesia (Republic of) Total Return Linked Nts., Series 51, 10.50%, 8/19/30	4,080,000,000	IDR	612,402
Indonesia (Republic of) Total Return Linked Nts., Series 51, 11%, 9/17/25	26,580,000,000	IDR	4,076,821
Russian Federation Total Return Linked Bonds, 7%, 6/5/15[7]	216,000,000	RUR	7,371,307
Russian Federation Total Return Linked Bonds, 7%, 6/5/15[7]	73,000,000	RUR	2,491,229
Citigroup Funding, Inc.:
ALROSA Russia Corporate Bond Credit Linked Unsec. Nts., 8.25%, 6/25/15[4,7]	71,890,000	RUR	2,475,901
Russian Federation Credit Linked Nts., 7.35%, 1/22/16[7]	254,000,000	RUR	8,713,149
Citigroup Global Markets Holdings, Inc.:
Colombia (Republic of) Credit Linked Bonds, 11.25%, 10/25/18[4]	8,155,000,000	COP	5,610,433
Colombia (Republic of) Credit Linked Nts., Series 02, 10%, 7/25/24[4,14]	10,250,000,000	COP	6,988,883
Colombia (Republic of) Credit Linked Nts., Series 2, 10%, 7/25/24	41,194,000,000	COP	28,087,808
Colombia (Republic of) Total Return Linked Bonds, Series 2, 11%, 7/27/20	10,191,000,000	COP	7,064,583
Credit Suisse First Boston International, Moitk Total Return Linked Nts., 21%, 3/30/11[3]	196,587,000	RUR	20,110
Credit Suisse First Boston, Inc. (Nassau Branch), Russian Specialized Construction & Installation Administration Total Return Linked Nts., 13%, 5/24/10[3]	335,100,000	RUR	1,143
Credit Suisse Group AG, Russian Moscoblgaz Finance
Total Return Linked Nts., 9.25%, 6/27/12	154,040,000	RUR	5,200,631
46 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal
	Amount		Value

Structured Securities Continued
Deutsche Bank AG:
Coriolanus Ltd. Sec. Credit Linked Bonds, Series 128, 3.006%, 5/6/25[4,13]	$4,853,781		$3,422,948
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.061%, 5/6/25[4,13]	6,184,463		4,361,362
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.10%, 5/6/25[4,13]	5,339,294		3,765,338
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.134%, 5/6/25[4,13]	4,772,655		3,365,737
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.187%, 5/6/25[4,13]	5,942,343		4,190,616
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.238%, 5/6/25[4,13]	6,782,283		4,782,952
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.266%, 5/6/25[4,13]	5,418,250		3,821,019
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.338%, 5/6/25[4,13]	5,092,924		3,591,595
Coriolanus Ltd. Sec. Credit Linked Nts., 12.79%, 12/31/17[4,14]	43,260,000	BRR	26,052,294
JSC VTB Bank Credit Linked Nts., 12%, 6/19/12[4,7]	76,400,000	UAH	9,449,959
Opic Reforma I Credit Linked Nts., Cl. 2A, 8.265%, 5/22/15[4,7]	1,803,555	MXN	135,896
Opic Reforma I Credit Linked Nts., Cl. 2B, 8.265%, 5/22/15[4,7]	3,155,364	MXN	237,753
Opic Reforma I Credit Linked Nts., Cl. 2C, 8.265%, 5/22/15[4,7]	47,575,229	MXN	3,584,746
Opic Reforma I Credit Linked Nts., Cl. 2D, 8.265%, 5/22/15[4,7]	3,467,217	MXN	261,251
Opic Reforma I Credit Linked Nts., Cl. 2E, 8.265%, 5/22/15[4,7]	2,518,999	MXN	189,804
Opic Reforma I Credit Linked Nts., Cl. 2F, 8.265%, 5/22/15[4,7]	1,608,758	MXN	121,218
Opic Reforma I Credit Linked Nts., Cl. 2G, 8.265%, 5/22/15[4,7]	296,268	MXN	22,323
Russian Federation Credit Linked Nts., 7.35%, 1/22/16[4,7]	190,600,000	RUR	6,551,291
Russian Federation Credit Linked Nts., 7.40%, 6/16/17[4,7]	190,600,000	RUR	6,518,795
Eirles Two Ltd. Sec. Nts.:
Series 324, 3.798%, 4/30/12[4,7]	15,000,000		14,043,000
Series 335, 2.248%, 4/30/12[4,7]	17,500,000		16,814,000
Goldman Sachs Capital Markets LP, Colombia (Republic of) Credit Linked Nts., 10.479%, 2/8/37[4,13]	245,971,200,000	COP	8,658,340
Hallertau SPC Credit Linked Nts.:
Series 2007-01, 2.838%, 12/20/17[4,7]	24,000,000		21,571,200
Series 2008-01, 9.878%, 8/2/10[3,4,13]	37,994,727	BRR	2,081,390
Series 2008-2A, 8.253%, 9/17/13[3,4]	32,556,250		18,284,741
HSBC Bank USA NA, Indonesia (Republic of) Credit Linked Nts., Series 2, 9.50%, 7/15/31[5]	47,791,000,000	IDR	6,689,904
JPMorgan Chase & Co.:
Colombia (Republic of) Credit Linked Nts., 11%, 7/28/20[4]	4,890,000,000	COP	3,389,805
Indonesia (Republic of) Credit Linked Nts., Series 55, 11%, 9/17/25[5]	30,680,000,000	IDR	4,705,676
Indonesia (Republic of) Total Return Linked Nts., Series 53, 11%, 9/17/25[5]	28,180,000,000	IDR	4,322,228
JPMorgan Chase Bank NA:
Indonesia (Republic of) Credit Linked Nts., Series 1, 9.50%, 7/17/31[5]	7,317,000,000	IDR	1,024,252
Indonesia (Republic of) Credit Linked Nts., Series 3, 11%, 9/17/25[5]	30,855,000,000	IDR	4,732,517
LB Peru Trust II Certificates, Series 1998-A, 4.541%, 2/28/16[3,13]	14,029,589		1,402,959
Lehman Brothers Treasury Co. BV, Microvest Capital Management LLC Credit Linked Nts., 7.55%, 5/24/12[4]	3,634,866		1,146,437
Merrill Lynch, Colombia (Republic of) Credit Linked Nts., 10%, 11/17/16[4]	7,928,000,000	COP	4,680,754
Morgan Stanley:
Peru (Republic of) Credit Linked Nts., 6.25%, 3/23/17[5]	15,932,000	PEN	5,137,909
Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 5%, 8/22/34	201,753,254	RUR	3,247,431
47 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value

Structured Securities Continued
Morgan Stanley Capital Services, Inc.:
Brazil (Federative Republic of) Credit Linked Nts., 12.561%, 1/5/22[5,13]	113,353,000	BRR	$10,469,372
United Mexican States Credit Linked Nts., 5.64%, 11/20/15[5]	300,000		257,850
UBS AG, Indonesia (Republic of) Total Return Linked Nts., Series 1, 9.50%, 7/17/31	61,875,000,000	IDR	8,661,417

Total Structured Securities (Cost $401,881,426)			316,907,888

	Expiration	Strike
	Date	Price	Contracts

Options Purchased—0.1%
Canadian Dollar (CAD) Put[2]	9/24/12	1AUD per 1.0198CAD	4,495,000	116,252
Canadian Dollar (CAD) Put[2]	7/19/12	1AUD per 1.0349CAD	3,640,000	89,724
Euro (EUR) FX Futures, 5/21/12 Call[2]	5/7/12	1.390	181	24,888
Euro (EUR) FX Futures, 5/21/12 Call[2]	5/7/12	1.410	908	45,400
Euro (EUR) FX Futures, 6/18/12 Call[2]	4/9/12	1.370	48	600
Euro (EUR) FX Futures, 6/18/12 Call[2]	4/9/12	1.360	48	1,800
Euro (EUR) FX Futures, 6/18/12 Call[2]	5/7/12	1.380	363	86,213
Euro (EUR) FX Futures, 6/18/12 Call[2]	5/7/12	1.370	364	186,550
Euro (EUR) FX Futures, 6/18/12 Call[2]	5/7/12	1.390	364	63,700
Euro (EUR) FX Futures, 6/18/12 Put[2]	4/9/12	1.240	692	4,325
Euro (EUR) FX Futures, 6/18/12 Put[2]	4/9/12	1.270	705	4,406
Euro (EUR) FX Futures, 6/18/12 Put[2]	4/9/12	1.280	163	1,019
Euro (EUR) FX Futures, 6/18/12 Put[2]	4/9/12	1.290	258	1,613
Euro (EUR) FX Futures, 6/18/12 Put[2]	4/9/12	1.250	726	4,538
Euro (EUR) FX Futures, 6/18/12 Put[2]	4/9/12	1.290	102	638
Euro (EUR) FX Futures, 6/18/12 Put[2]	4/9/12	1.310	189	8,269
Euro (EUR) FX Futures, 6/18/12 Put[2]	4/9/12	1.320	504	63,000
Euro (EUR) FX Futures, 6/18/12 Put[2]	5/7/12	1.190	363	2,269
Euro (EUR) FX Futures, 6/18/12 Put[2]	5/7/12	1.210	363	4,538
Euro (EUR) FX Futures, 6/18/12 Put[2]	5/7/12	1.240	727	27,263
Euro (EUR) FX Futures, 6/18/12 Put[2]	5/7/12	1.280	363	95,288
Euro (EUR) FX Futures, 6/18/12 Put[2]	5/7/12	1.270	692	121,100
Euro (EUR) FX Futures, 6/18/12 Put[2]	6/11/12	1.250	308	119,350
Euro (EUR) FX Futures, 6/18/12 Put[2]	6/11/12	1.280	182	147,875
Euro (EUR) FX Futures, 6/18/12 Put[2]	6/11/12	1.300	75	99,375
Japanese Yen (JPY) Futures, 6/18/12 Call[2]	4/6/12	132.500	96	600
Japanese Yen (JPY) Futures, 6/18/12 Call[2]	4/6/12	135.000	72	450
Japanese Yen (JPY) Futures, 6/18/12 Call[2]	4/6/12	138.000	72	450
Japanese Yen (JPY) Futures, 6/18/12 Call[2]	4/6/12	129.500	96	600
Japanese Yen (JPY) Futures, 6/18/12 Call[2]	4/9/12	123.000	55	9,625
Japanese Yen (JPY) Futures, 6/18/12 Call[2]	4/9/12	125.000	73	2,738
48 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Expiration	Strike
	Date	Price	Contracts	Value

Options Purchased—0.1% Continued
Japanese Yen (JPY) Futures, 6/18/12 Call[2]	6/11/12	139.000	72	$1,350
Japanese Yen (JPY) Futures, 6/18/12 Call[2]	6/11/12	143.000	72	450
Japanese Yen (JPY) Futures, 6/18/12 Call[2]	6/12/12	134.000	181	18,100
Japanese Yen (JPY) Put[2]	3/29/13	1USD per 85JPY	740,000,000	299,315
Mexican Nuevo Peso (MXN) Put[2]	9/26/12	1AUD per 13MXN	4,505,000	99,271
U.S. Long Bonds Futures, 6/20/12 Put[2]	4/9/12	135.000	338	52,813
U.S. Long Bonds Futures, 6/20/12 Put[2]	4/9/12	137.000	304	166,250
U.S. Treasury Nts., 10 yr.
Futures, 6/20/12 Call[2]	4/9/12	131.000	337	10,531
U.S. Treasury Nts., 10 yr. Futures, 6/20/12 Put[2]	4/9/12	129.000	378	289,406
U.S. Treasury Nts., 10 yr. Futures, 6/20/12 Put[2]	4/23/12	125.500	186	11,625
U.S. Treasury Nts., 10 yr. Futures, 6/20/12 Put[2]	4/23/12	126.500	1,684	184,188
U.S. Treasury Nts., 10 yr. Futures, 6/20/12 Put[2]	4/23/12	127.500	875	164,063
U.S. Treasury Nts., 10 yr. Futures, 6/20/12 Put[2]	4/23/12	128.000	1,819	483,172
U.S. Treasury Nts., 10 yr. Futures, 6/20/12 Put[2]	4/23/12	129.000	384	198,000
U.S. Treasury Nts., 10 yr. Futures, 6/20/12 Put[2]	5/29/12	123.500	1,755	164,531
U.S. Treasury Nts., 10 yr. Futures, 6/20/12 Put[2]	5/29/12	127.000	2,565	1,001,953
U.S. Treasury Nts., 3.125%, 11/15/41 Call[2]	5/30/12	103.470	264,000,000	1,188,000
Worst performing of: Euro (EUR) Put/United States Dollar (USD) Call, or the United States Dollar (USD) Call/Japanese Yen (JPY) Put,[2]		1EUR per 1.275USD
	7/26/12	/1USD per 79.50JPY	18,171,000	99,759

Total Options Purchased (Cost $24,403,884)				5,767,233

	Swaption	Notional
	Expiration Date	Amount

Swaptions Purchased—0.4%
Bank of America NA, Swap Counterparty, Interest Rate Swaption (European); Swap Terms: Paid: 2.195%; Received: Three-Month USD BBA LIBOR; Termination Date: 10/2/19[2]	10/1/12	$14,000,000	154,969
49 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Swaption	Notional
	Expiration Date	Amount		Value

Swaptions Purchased Continued
Bank of America NA, Swap Counterparty, Interest Rate Swaption (European); Swap Terms: Paid: 2.275%; Received: Three-Month USD BBA LIBOR; Termination Date: 7/9/22[2]	7/6/12	$108,130,000		$2,416,262
Goldman Sachs Group, Inc. (The), Swap Counterparty, Interest Rate Swaption (European); Swap Terms: Paid: 1.88%; Received: Three-Month USD BBA LIBOR; Termination Date: 7/24/19[2]	7/23/12	72,370,000		983,715
Goldman Sachs Group, Inc. (The), Swap Counterparty, Interest Rate Swaption (European); Swap Terms: Paid: 1.945%; Received: Three-Month USD BBA LIBOR; Termination Date: 10/2/19[2]	10/1/12	36,325,000		635,938
Goldman Sachs Group, Inc. (The), Swap Counterparty, Interest Rate Swaption (European); Swap Terms: Paid: 2.495%; Received: Three-Month USD BBA LIBOR; Termination Date: 11/22/22[2]	11/23/12	140,900,000		4,025,108
Goldman Sachs Group, Inc. (The), Swap Counterparty; Interest Rate Swaption (European); Swap Terms: Paid: 2.185%; Received: Three-Month USD BBA LIBOR; Termination Date: 7/13/22[2]	7/12/12	54,240,000		1,507,354
Goldman Sachs Group, Inc. (The), Swap Counterparty, Interest Rate Swaption (European); Swap Terms: Paid: Three-Month USD BBA LIBOR; Received: 2.185%; Termination Date: 7/13/22[2]	7/12/12	54,240,000		535,729
JPMorgan Chase Bank NA, Swap Counterparty, Interest Rate Swaption (European); Swap Terms: Paid: 1.65%; Received: Three-Month USD BBA LIBOR; Termination Date: 2/25/18[2]	2/22/13	90,585,000		1,371,259
JPMorgan Chase Bank NA, Swap Counterparty, Interest Rate Swaption (European); Swap Terms: Paid: 2.245%; Received: Three-Month USD BBA LIBOR; Termination Date: 7/10/22[2]	7/9/12	108,395,000		2,600,249
JPMorgan Chase Bank NA, Swap Counterparty, Interest Rate Swaption (European); Swap Terms: Paid: 2.557%; Received: Six-Month EUR EURIBOR; Termination Date: 2/20/23[2]	2/19/13	72,420,000	EUR	2,372,554
UBS AG, Swap Counterparty, Interest Rate Swaption (European); Swap Terms: Paid: 1.17%; Received: Six-Month JPY BBA LIBOR; Termination Date: 9/26/22[2]	9/25/12	3,595,000,000	JPY	429,984
UBS AG, Swap Counterparty, Interest Rate Swaption (European); Swap Terms: Paid: 2.215%; Received: Three-Month USD BBA LIBOR; Termination Date: 12/4/22[2]	12/3/12	361,350,000		15,421,241
UBS AG, Swap Counterparty, Interest Rate Swaption (European); Swap Terms: Paid: 2.98%; Received: Six-Month EUR EURIBOR; Termination Date: 3/4/23[2]	3/1/13	90,820,000	EUR	1,630,440
50 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Swaption	Notional
	Expiration Date	Amount		Value

Swaptions Purchased Continued
UBS AG, Swap Counterparty, Interest Rate Swaption (European); Swap Terms: Paid: 3.025%; Received: Six-Month EUR EURIBOR; Termination Date: 2/27/23[2]	2/26/13	90,615,000	EUR	$1,493,325

Total Swaptions Purchased (Cost $42,579,514)				35,578,127

		Shares

Investment Companies—16.4%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.22%[1,17]		85,554,870		85,554,870
Oppenheimer Master Event-Linked Bond Fund, LLC[1]		14,660,095		166,354,954
Oppenheimer Master Loan Fund, LLC[1]		90,902,934		1,127,484,295
Oppenheimer Short Duration Fund, Cl. Y1		2,005,994		20,100,059

Total Investment Companies (Cost $1,401,138,427)				1,399,494,178
Total Investments, at Value (Cost $9,146,948,343)		104.0%		8,893,645,673
Liabilities in Excess of Other Assets		(4.0)		(342,984,686)

Net Assets		100.0%		$8,550,660,987

Footnotes to Statement of Investments

*	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes. Principal and notional amounts are reported in U.S. Dollars, except for those denoted in the following currencies:

AUD	Australian Dollar
BRR	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HUF	Hungarian Forint
IDR	Indonesia Rupiah
JPY	Japanese Yen
MXN	Mexican Nuevo Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PHP	Philippines Peso
PLZ	Polish Zloty
RUR	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	New Turkish Lira
UAH	Ukraine Hryvnia
ZAR	South African Rand

1.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 30, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	September 30, 2011	Additions	Reductions	March 30, 2012

Arco Capital Corp. Ltd.	2,494,716	—	—	2,494,716
Greektown Superholdings, Inc.	8,267	—	—	8,267
Greektown Superholdings, Inc., Series A-1	109,250	—	—	109,250
Oppenheimer Global Strategic Income Fund (Cayman) Ltd.[a]	—	15,000	—	15,000
Oppenheimer Institutional Money Market Fund, Cl. E	757,814,623	1,112,031,950	1,784,291,703	85,554,870
51 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued

	Shares	Gross	Gross	Shares
	September 30, 2011	Additions	Reductions	March 30, 2012

Oppenheimer Master Event-Linked Bond Fund, LLC	15,272,235	—	612,140	14,660,095
Oppenheimer Master Loan Fund, LLC	98,621,193	—	7,718,259	90,902,934
Oppenheimer Short Duration Fund, Cl. Y	2,000,139	5,855	—	2,005,994

				Realized
	Value	Income		Loss

Arco Capital Corp. Ltd.	$3,742,074	$—		$—
Greektown Superholdings, Inc.	417,484	—		—
Greektown Superholdings, Inc., Series A-1	5,930,909	—		—
Oppenheimer Global Strategic Income Fund (Cayman) Ltd.[a]	1,469,259	—		—
Oppenheimer Institutional Money Market Fund, Cl. E	85,554,870	568,850		—
Oppenheimer Master Event-Linked Bond Fund, LLC	166,354,954	7,297,163	[b]	5,868,251	[b]
Oppenheimer Master Loan Fund, LLC	1,127,484,295	43,259,848	[c]	4,344,026	[c]
Oppenheimer Short Duration Fund, Cl. Y	20,100,059	63,192		—

	$1,411,053,904	$51,189,053		$10,212,277

a.	Investment in a wholly-owned subsidiary. See Note 1 of the accompanying Notes and individual financial statements of the entity included herein.

b.	Represents the amount allocated to the Fund from Oppenheimer Master Event-Linked Bond Fund, LLC.

c.	Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

2.	Non-income producing security.

3.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See Note 1 of the accompanying Notes.

4.	Restricted security. The aggregate value of restricted securities as of March 30, 2012 was $311,910,201, which represents 3.65% of the Fund’s net assets. See Note 7 of the accompanying Notes. Information concerning restricted securities is as follows:

				Unrealized
	Acquisition			Appreciation
Security	Dates	Cost	Value	(Depreciation)

Altegrity, Inc., 10.50% Sr. Unsec. Sub. Nts., 11/1/15	2/8/10-4/28/10	$3,498,869	$3,479,065	$(19,804)
Arco Capital Corp. Ltd.	2/27/07	37,420,740	3,742,074	(33,678,666)
Autopistas del Nordeste Cayman Ltd., 9.39% Nts., 1/15/26	5/11/06-11/21/06	9,343,876	8,759,820	(584,056)
Citigroup Global Markets Holdings, Inc., Colombia (Republic of) Credit Linked Nts., Series 02, 10%, 7/25/24	3/28/12	7,249,277	6,988,883	(260,394)
Citigroup Funding, Inc., ALROSA Russia Corporate Bond Credit Linked Unsec. Nts., 8.25%, 6/25/15	3/1/11	2,537,877	2,475,901	(61,976)
Citigroup Global Markets Holdings, Inc., Colombia (Republic of) Credit Linked Bonds, 11.25%, 10/25/18	12/9/08	3,454,369	5,610,433	2,156,064
Cleaver-Brooks, Inc., 12.25% Sr. Sec. Nts., 5/1/16	4/21/10-5/3/11	6,991,429	7,207,200	215,771
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds, Series 128, 3.006%, 5/6/25	10/8/10	3,315,130	3,422,948	107,818
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds, 3.338%, 5/6/25	4/16/09	3,380,163	3,591,595	211,432
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds, 3.266%, 5/6/25	8/18/09	3,616,450	3,821,019	204,569
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds, 3.238%, 5/6/25	9/25/09	4,536,997	4,782,952	245,955
52 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

				Unrealized
	Acquisition			Appreciation
Security	Dates	Cost	Value	(Depreciation)

Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds, 3.187%, 5/6/25	12/17/09	$3,991,914	$4,190,616	$198,702
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds, 3.134%, 5/6/25	3/30/10	3,220,830	3,365,737	144,907
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds, 3.10%, 5/6/25	5/18/10	3,615,196	3,765,338	150,142
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds, 3.061%, 5/6/25	7/16/10	4,201,788	4,361,362	159,574
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Nts., 12.79%, 12/31/17	9/19/07	19,396,178	26,052,294	6,656,116
Deutsche Bank AG, JSC VTB Bank Credit Linked Nts., 12%, 6/19/12	6/30/11	9,604,054	9,449,959	(154,095)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2A, 8.265%, 5/22/15	5/21/08	173,895	135,896	(37,999)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2B, 8.265%, 5/22/15	6/12/08	297,596	237,753	(59,843)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2C, 8.265%, 5/22/15	6/18/08	4,615,780	3,584,746	(1,031,034)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2D, 8.265%, 5/22/15	7/8/08	336,091	261,251	(74,840)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2E, 8.265%, 5/22/15	7/15/08	244,584	189,804	(54,780)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2F, 8.265%, 5/22/15	8/8/08	158,390	121,218	(37,172)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2G, 8.265%, 5/22/15	8/22/08	28,080	22,323	(5,757)
Deutsche Bank AG, Russian Federation Credit Linked Nts., 7.35%, 1/22/16	2/2/12	6,345,592	6,551,291	205,699
Deutsche Bank AG, Russian Federation Credit Linked Nts., 7.40%, 6/16/17	2/2/12	6,299,181	6,518,795	219,614
DLJ Ltd., Collateralized Bond Obligations, Series 1A, Cl. C2, 11.96%, 4/15/11	4/9/99	15,000,000	150	(14,999,850)
DLJ Mortgage Acceptance Corp., Commercial Mtg. Obligations, Series 1997-CF2, Cl. B30C, 6.99%, 10/15/30	6/27/01	19,050,072	5,185,930	(13,864,142)
Eirles Two Ltd. Sec. Nts., Series 324, 3.798%, 4/30/12	4/17/07	15,000,781	14,043,000	(957,781)
Eirles Two Ltd. Sec. Nts., Series 335, 2.248%, 4/30/12	9/17/07	17,487,840	16,814,000	(673,840)
Embarcadero Aircraft Securitization Trust, Airplane Receivable Nts., Series 2000-A, Cl. B, 0.656%, 8/15/25	8/17/00	2,730,094	—	(2,730,094)
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized Bond Obligations, Series 1A, Cl. D, 12.54%, 6/13/11	6/8/99-12/31/04	3,846,847	—	(3,846,847)
Goldman Sachs Capital Markets LP, Colombia (Republic of) Credit Linked Nts., 10.479%, 2/8/37	1/18/07	25,715,146	8,658,340	(17,056,806)
Hallertau SPC Credit Linked Nts., Series 2007-01, 2.838%, 12/20/17	12/13/07-10/23/09	22,997,867	21,571,200	(1,426,667)
Hallertau SPC Credit Linked Nts., Series 2008-01, 9.878%, 8/2/10	4/18/08-10/1/08	19,017,779	2,081,390	(16,936,389)
Hallertau SPC Credit Linked Nts., Series 2008-2A, 8.253%, 9/17/13	10/23/08	32,704,803	18,284,741	(14,420,062)
53 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued

				Unrealized
	Acquisition			Appreciation
Security	Dates	Cost	Value	(Depreciation)

Ice 1 Em CLO Ltd./Ice 1 Em CLO Corp., Sr. Sec. Sub. Term Nts., Series 2007-1A, Cl. B, 2.456%, 8/15/22	11/6/07	$18,715,206	$13,230,000	$(5,485,206)
Ice 1 Em CLO Ltd./Ice 1 Em CLO Corp., Sr. Sec. Sub. Term Nts., Series 2007-1A, Cl. C, 3.756%, 8/15/22	6/8/07	17,780,000	10,490,200	(7,289,800)
Ice 1 Em CLO Ltd./Ice 1 Em CLO Corp., Sr. Sec. Sub. Term Nts., Series 2007-1A, Cl. D, 5.756%, 8/15/22	6/8/07	17,780,000	10,312,400	(7,467,600)
Jaguar Land Rover plc, 8.25% Sr. Nts., 3/15/20	3/22/12	1,413,322	1,443,138	29,816
JPMorgan Chase & Co., Colombia (Republic of) Credit Linked Nts., 11%, 7/28/20	8/24/10	3,340,945	3,389,805	48,860
JPMorgan Hipotecaria su Casita, 8.103% Sec. Nts., 8/26/35	3/21/07	1,834,690	1,799,050	(35,640)
Lehman Brothers Treasury Co. BV, Microvest Capital Management LLC Credit Linked Nts., 7.55%, 5/24/12	6/20/07	3,636,762	1,146,437	(2,490,325)
Madison Avenue CDO Ltd., Collateralized Debt Obligations, Series 2A, Cl. C1, 2.99%, 3/24/14	2/23/01	3,209,935	8,854	(3,201,081)
Merrill Lynch, Colombia (Republic of) Credit Linked Nts., 10%, 11/17/16	10/20/06	3,387,746	4,680,754	1,293,008
NC Finance Trust, Collateralized Mtg. Obligation Pass-Through Certificates, Series 1999-I, Cl. ECFD, 3.405%, 1/25/29	8/10/10	4,377,854	358,010	(4,019,844)
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08	3/6/98	10,532,095	—	(10,532,095)
Realogy Corp., 7.625% Sr. Sec. Nts., 1/15/20	1/25/12-2/1/12	7,298,028	7,597,150	299,122
Realogy Corp., 9% Sr. Sec. Nts., 1/15/20	1/25/12-2/1/12	3,712,925	3,831,600	118,675
Russian Federation Unsec. Bonds, 4.50%, 4/4/22	3/28/12	10,429,049	10,578,535	149,486
Russian Federation Unsec. Bonds, 5.625%, 4/4/42	3/28/12	15,374,353	15,893,960	519,607
Samson Investment Co., 9.75% Sr. Unsec. Nts., 2/15/20	2/3/12	5,550,000	5,619,375	69,375
Santander Drive Auto Receivables Trust 2011-S1A, Automobile Receivables Nts., Series 2011-S1A, Cl. D, 3.10%, 5/15/17	2/4/11-4/14/11	737,488	734,811	(2,677)
Schaeffler Finance BV, 8.50% Sr. Sec. Nts., 2/15/19	2/2/12	1,665,000	1,769,063	104,063
Sparebank 1 Boligkreditt AS, 2.30% Sec. Bonds, 6/30/17	3/29/12	2,244,510	2,243,385	(1,125)
UPCB Finance VI Ltd., 6.875% Sr. Sec. Nts., 1/15/22	1/31/12	7,244,619	7,454,650	210,031

		$461,690,082	$311,910,201	$(149,779,881)

5.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,388,164,177 or 16.23% of the Fund’s net assets as of March 30, 2012.

6.	This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the original contractual interest rate.

7.	Represents the current interest rate for a variable or increasing rate security.

8.	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after March 30, 2012. See Note 1 of the accompanying Notes.

9.	Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans or other receivables. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage or asset-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $38,487,292 or 0.45% of the Fund’s net assets as of March 30, 2012.
54 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

10.	The current amortization rate of the security’s cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.

11.	All or a portion of the security position is held in collateral accounts to cover the Fund’s obligations under certain derivative contracts. The aggregate market value of such securities is $15,893,402. See Note 6 of the accompanying Notes.

12.	All or a portion of the security position is held in collateralized accounts to cover initial margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $19,461,554. See Note 6 of the accompanying Notes.

13.	Zero coupon bond reflects effective yield on the date of purchase.

14.	Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

15.	Interest or dividend is paid-in-kind, when applicable.

16.	This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

17.	Rate shown is the 7-day yield as of March 30, 2012.
Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent

United States	$4,987,168,541	56.1%
Mexico	576,171,474	6.5
Brazil	453,166,823	5.1
Turkey	402,116,902	4.5
Russia	372,100,009	4.2
South Africa	241,366,451	2.7
Japan	185,869,779	2.1
Hungary	157,351,891	1.8
Peru	137,152,308	1.5
Indonesia	132,916,590	1.5
Colombia	120,256,311	1.4
Venezuela	118,749,442	1.3
Poland	117,603,082	1.3
Kazakhstan	67,048,890	0.8
Supranational	66,135,796	0.7
United Kingdom	65,647,363	0.7
Canada	59,816,183	0.7
Italy	45,088,545	0.5
Philippines	44,374,217	0.5
Ukraine	38,969,613	0.4
Israel	38,929,257	0.4
The Netherlands	38,727,666	0.4
Argentina	35,531,324	0.4
Australia	35,173,649	0.4
Uruguay	27,796,751	0.3
France	26,218,244	0.3
India	24,797,234	0.3
Spain	21,911,040	0.3
Chile	21,709,976	0.2
Belgium	19,175,961	0.2
Romania	17,844,750	0.2
Germany	16,870,908	0.2
Panama	16,716,143	0.2
Qatar	14,868,076	0.2
Luxembourg	13,447,598	0.2
55 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS March 30, 2012 / Unaudited
Footnotes to Statement of Investments Continued

Geographic Holdings	Value	Percent

Sri Lanka	$12,441,882	0.1%
Sweden	12,320,574	0.1
Malaysia	11,225,191	0.1
Trinidad & Tobago	11,199,430	0.1
Korea, Republic of South	10,650,743	0.1
Dominican Republic	8,759,820	0.1
Latvia	8,595,631	0.1
Lithuanua	8,497,050	0.1
Austria	8,325,541	0.1
United Arab Emirates	6,757,050	0.1
European Union	6,610,336	0.1
Ghana	6,468,750	0.1
Norway	6,387,385	0.1
Denmark	4,321,422	0.1
China	4,115,375	0.1
Finland	3,169,714	0.0
Switzerland	2,902,161	0.0
Singapore	2,108,831	0.0

Total	$8,893,645,673	100.0%

Foreign Currency Exchange Contracts as of March 30, 2012 are as follows:

		Contract
Counterparty/		Amount		Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	(000’s)		Dates	Value	Appreciation	Depreciation

Bank of America:
Chilean Peso (CLP)	Buy	1,000	CLP	4/17/12	$2,042	$8	$—
Chilean Peso (CLP)	Sell	453,300	CLP	4/17/12	925,759	—	3,574
Colombian Peso (COP)	Sell	11,288,000	COP	5/29/12	6,269,683	29,425	—
Euro (EUR)	Buy	13,307	EUR	4/17/12-5/23/12	17,751,714	134,242	34,456
Euro (EUR)	Sell	249	EUR	4/17/12	332,116	—	2,094
Indian Rupee (INR)	Buy	871,000	INR	4/9/12	17,060,632	—	439,871
Indonesia Rupiah (IDR)	Buy	17,161,000	IDR	4/17/12	1,873,604	6,025	14,477
Indonesia Rupiah (IDR)	Sell	89,115,000	IDR	4/9/12	9,737,061	—	46,435
Malaysian Ringgit (MYR)	Buy	366,036	MYR	4/17/12-6/26/12	118,932,957	682,021	520,872
Malaysian Ringgit (MYR)	Sell	350	MYR	4/17/12	114,108	—	786
Mexican Nuevo Peso (MXN)	Buy	1,600	MXN	4/17/12	124,855	804	—
New Taiwan Dollar (TWD)	Buy	547,630	TWD	4/6/12-4/12/12	18,555,145	18,343	4,343
New Taiwan Dollar (TWD)	Sell	28,480	TWD	4/17/12	965,024	—	9,019
New Turkish Lira (TRY)	Sell	36,875	TRY	4/25/12	20,570,721	—	850,543
Peruvian New Sol (PEN)	Sell	25,430	PEN	4/12/12	9,533,808	—	113,004
Polish Zloty (PLZ)	Buy	44,301	PLZ	4/2/12	14,250,923	109,857	—
Polish Zloty (PLZ)	Sell	90,590	PLZ	4/10/12	29,108,661	—	475,229
Singapore Dollar (SGD)	Buy	1,560	SGD	4/17/12	1,241,018	—	3,905
Singapore Dollar (SGD)	Sell	520	SGD	4/17/12	413,673	—	2,361

						980,725	2,520,969
Bank Paribas Asia
Hungarian Forint (HUF)	Sell	740,000	HUF	4/25/12	3,339,990	—	78,196
56 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Foreign Currency Exchange Contracts: Continued

		Contract
Counterparty/		Amount		Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	(000’s)		Dates	Value	Appreciation	Depreciation

Barclay’s Capital:
British Pound Sterling (GBP)	Buy	670	GBP	4/17/12	$1,071,541	$7,289	$—
British Pound Sterling (GBP)	Sell	1,323	GBP	4/17/12	2,115,893	—	31,309
Chilean Peso (CLP)	Buy	443,000	CLP	4/17/12	904,724	—	5,394
Chinese Renminbi (Yuan) (CNY)	Sell	1,720	CNY	4/17/12	273,029	160	—
Euro (EUR)	Buy	86,759	EUR	4/17/12-7/23/12	115,725,487	1,801,114	1,174
Euro (EUR)	Sell	4,773	EUR	4/3/12-4/17/12	6,365,763	—	25,389
Hungarian Forint (HUF)	Buy	490,000	HUF	4/25/12	2,211,615	—	10,910
Hungarian Forint (HUF)	Sell	1,310,000	HUF	6/12/12	5,875,190	846,230	11,460
Israeli Shekel (ILS)	Buy	7,580	ILS	4/2/13	2,016,056	38,493	—
Israeli Shekel (ILS)	Sell	7,580	ILS	4/2/13	2,016,056	—	14,947
Mexican Nuevo Peso (MXN)	Sell	123,900	MXN	10/18/12	9,506,373	—	289,337
New Taiwan Dollar (TWD)	Buy	1,900	TWD	4/17/12	64,380	61	—
New Taiwan Dollar (TWD)	Sell	8,150	TWD	4/17/12	276,157	—	2,465
Norwegian Krone (NOK)	Buy	300	NOK	4/17/12	52,646	—	201
Polish Zloty (PLZ)	Sell	1,690	PLZ	5/23/12	540,442	1,932	—
Russian Ruble (RUR)	Buy	65,550	RUR	4/17/12	2,229,746	36,340	84
Swedish Krona (SEK)	Buy	16,920	SEK	4/17/12	2,555,729	61,976	—
Swedish Krona (SEK)	Sell	21,880	SEK	4/30/12	3,303,160	—	38,122

						2,793,595	430,792
Citigroup:
Australian Dollar (AUD)	Buy	27,957	AUD	4/17/12-4/30/12	28,867,533	—	708,749
Australian Dollar (AUD)	Sell	22,430	AUD	4/17/12-5/23/12	23,104,581	734,397	—
Brazilian Real (BRR)	Buy	5,940	BRR	5/3/12	3,229,808	—	17,958
Brazilian Real (BRR)	Sell	139,911	BRR	5/3/12	76,075,019	419,289	—
British Pound Sterling (GBP)	Sell	895	GBP	5/23/12	1,431,022	—	16,229
Canadian Dollar (CAD)	Buy	15,175	CAD	4/19/12	15,208,099	—	81,620
Chilean Peso (CLP)	Buy	3,270,300	CLP	4/17/12-6/14/12	6,633,452	—	46,487
Chilean Peso (CLP)	Sell	1,553,000	CLP	4/17/12	3,171,639	7,329	10,557
Chinese Renminbi (Yuan) (CNY)	Buy	1,720	CNY	4/17/12	273,029	—	269
Colombian Peso (COP)	Buy	37,903,455	COP	4/2/12-6/12/12	21,145,193	54,529	62,340
Colombian Peso (COP)	Sell	23,874,700	COP	4/9/12-5/29/12	13,303,325	32,921	44,966
Egyptian Pounds (EGP)	Buy	66,330	EGP	4/17/12	10,886,824	307,876	—
Euro (EUR)	Buy	69,040	EUR	4/23/12-4/26/12	92,088,128	2,131,743	—
Euro (EUR)	Sell	4,975	EUR	4/26/12-5/10/12	6,636,498	58,869	110,332
Hungarian Forint (HUF)	Buy	1,310,000	HUF	6/12/12	5,875,190	40,781	—
Hungarian Forint (HUF)	Sell	23,306,000	HUF	6/12/12	104,524,567	—	725,520
Indian Rupee (INR)	Buy	1,660	INR	4/17/12	32,454	273	—
Japanese Yen (JPY)	Buy	18,500	JPY	4/17/12	223,546	926	—
Japanese Yen (JPY)	Sell	55,000	JPY	4/17/12	664,597	25,774	—
Mexican Nuevo Peso (MXN)	Buy	32,400	MXN	10/18/12	2,485,928	4,904	—
Mexican Nuevo Peso (MXN)	Sell	1,387,290	MXN	4/17/12-10/18/12	106,946,699	245,779	241,499
New Taiwan Dollar (TWD)	Sell	511,000	TWD	4/6/12	17,313,993	37,450	—
Philippines Peso (PHP)	Buy	4,910	PHP	4/17/12	114,216	—	343
Singapore Dollar (SGD)	Sell	2,080	SGD	4/17/12	1,654,690	370	7
Swedish Krona (SEK)	Sell	18,130	SEK	5/23/12	2,734,502	—	79,318
Swiss Franc (CHF)	Buy	110	CHF	5/10/12	121,917	721	—

						4,103,931	2,146,194
57 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Foreign Currency Exchange Contracts: Continued

		Contract
Counterparty/		Amount		Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	(000’s)		Dates	Value	Appreciation	Depreciation

Credit Suisse:
British Pound Sterling (GBP)	Sell	1,175	GBP	5/23/12	$1,878,715	$—	$25,622
New Turkish Lira (TRY)	Sell	125,210	TRY	5/10/12-7/17/13	69,067,631	—	1,590,523
Norwegian Krone (NOK)	Sell	229,025	NOK	5/10/12	40,154,313	—	615,776
Polish Zloty (PLZ)	Buy	40,030	PLZ	4/10/12	12,862,564	238,786	—
Russian Ruble (RUR)	Buy	504,570	RUR	4/26/12	17,141,209	40,619	—
South African Rand (ZAR)	Buy	960	ZAR	4/17/12	124,837	—	1,612
South African Rand (ZAR)	Sell	790,510	ZAR	4/11/12-5/15/12	102,624,852	7,388	3,871,391
Swedish Krona (SEK)	Buy	21,880	SEK	4/30/12	3,303,160	70,826	—

						357,619	6,104,924

Deutsche Bank Securities, Inc.:
Australian Dollar (AUD)	Sell	23,260	AUD	4/30/12	24,012,306	75,285	—
British Pound Sterling (GBP)	Buy	9,550	GBP	4/19/12	15,273,255	263,960	—
Euro (EUR)	Sell	32,800	EUR	4/23/12	43,749,608	—	1,440,790
Hungarian Forint (HUF)	Buy	1,658,000	HUF	4/25/12	7,483,383	11,066	19,113
Indian Rupee (INR)	Buy	61,330	INR	4/17/12	1,199,028	14,138	2,310
Indian Rupee (INR)	Sell	871,000	INR	4/9/12	17,060,632	383,791	—
Indonesia Rupiah (IDR)	Sell	5,802,300	IDR	4/17/12	633,484	13,373	—
Malaysian Ringgit (MYR)	Buy	26,145	MYR	5/10/12	8,510,012	—	171,709
Mexican Nuevo Peso (MXN)	Buy	8,160	MXN	4/17/12	636,760	—	6,438
New Turkish Lira (TRY)	Buy	113,080	TRY	5/10/12	62,859,831	—	288,659
Philippines Peso (PHP)	Sell	473,000	PHP	4/19/12	11,001,249	—	127,686
Polish Zloty (PLZ)	Buy	7,870	PLZ	4/10/12	2,528,813	47,533	—
Russian Ruble (RUR)	Sell	1,340	RUR	4/17/12	45,581	—	72
Singapore Dollar (SGD)	Buy	65,130	SGD	4/17/12	51,812,482	1,170,298	97
South African Rand (ZAR)	Sell	486,085	ZAR	6/12/12	62,689,734	1,003,987	—
South Korean Won (KRW)	Buy	73,456,000	KRW	4/17/12-6/19/12	64,453,524	—	155,318

						2,983,431	2,212,192

Goldman Sachs & Co.:
British Pound Sterling (GBP)	Buy	1,033	GBP	4/17/12	1,652,092	32,766	—
British Pound Sterling (GBP)	Sell	522	GBP	4/17/12	834,842	—	3,286
Czech Koruna (CZK)	Sell	26,490	CZK	4/17/12	1,425,194	—	71,874
Euro (EUR)	Sell	37,210	EUR	4/25/12	49,632,194	—	1,101,051
Hungarian Forint (HUF)	Buy	3,450,000	HUF	4/25/12	15,571,575	202,711	—
Hungarian Forint (HUF)	Sell	2,505,000	HUF	4/25/12	11,306,318	—	534,473
Japanese Yen (JPY)	Buy	2,822,000	JPY	5/23/12	34,110,860	—	975,032
Mexican Nuevo Peso (MXN)	Sell	2,767,200	MXN	5/3/12-12/20/12	212,837,455	628	1,188,022
New Turkish Lira (TRY)	Buy	31,689	TRY	4/3/12-4/25/12	17,720,153	704,265	1,521
New Turkish Lira (TRY)	Sell	18,000	TRY	4/25/12	10,041,301	50,374	48,891
Polish Zloty (PLZ)	Buy	67,250	PLZ	4/10/12	21,608,979	582,982	—
Polish Zloty (PLZ)	Sell	34,720	PLZ	4/10/12-5/23/12	11,146,590	—	37,536
South African Rand (ZAR)	Buy	140	ZAR	4/17/12	18,205	164	—
South African Rand (ZAR)	Sell	870	ZAR	4/17/12	113,133	—	1,017

						1,573,890	3,962,703
58 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Foreign Currency Exchange Contracts: Continued

		Contract
Counterparty/		Amount		Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	(000’s)		Dates	Value	Appreciation	Depreciation

HSBC:
Indonesia Rupiah (IDR)	Buy	61,548,000	IDR	5/9/12	$6,704,547	$—	$126,530
New Turkish Lira (TRY)	Buy	12,130	TRY	7/17/13	6,207,800	—	20,698
New Turkish Lira (TRY)	Sell	333,540	TRY	11/7/12	178,752,801	184,968	—

						184,968	147,228

JP Morgan Chase:
Australian Dollar (AUD)	Buy	1,098	AUD	4/17/12	1,135,182	—	38,161
Australian Dollar (AUD)	Sell	510	AUD	4/17/12	527,270	12,898	—
Canadian Dollar (CAD)	Buy	178	CAD	4/2/12-4/17/12	178,361	63	1,139
Canadian Dollar (CAD)	Sell	570	CAD	4/17/12	571,266	—	1,229
Colombian Peso (COP)	Buy	3,441,000	COP	4/17/12	1,920,818	7,087	3,737
Czech Koruna (CZK)	Buy	26,490	CZK	4/17/12	1,425,194	14,875	—
Egyptian Pounds (EGP)	Sell	66,330	EGP	4/17/12	10,886,824	—	274,024
Euro (EUR)	Sell	79,002	EUR	4/2/12-7/23/12	105,383,672	—	2,518,223
Hungarian Forint (HUF)	Sell	767,000	HUF	10/24/12	3,383,772	87,134	—
Indonesia Rupiah (IDR)	Buy	126,416,000	IDR	5/9/12	13,770,748	—	280,851
Malaysian Ringgit (MYR)	Buy	1,440	MYR	4/17/12	469,474	—	4,013
Mexican Nuevo Peso (MXN)	Buy	5,890	MXN	4/17/12	459,622	2,444	—
New Taiwan Dollar (TWD)	Buy	4,550	TWD	4/17/12	154,173	93	—
Norwegian Krone (NOK)	Buy	110	NOK	4/17/12	19,303	16	—
Singapore Dollar (SGD)	Buy	1,040	SGD	4/17/12	827,345	776	2,772
South African Rand (ZAR)	Buy	489,290	ZAR	5/10/12	63,409,805	—	95,588
South Korean Won (KRW)	Buy	266,100	KRW	4/17/12	234,542	142	80

						125,528	3,219,817

Morgan Stanley & Co., Inc.
Japanese Yen (JPY)	Buy	1,828,000	JPY	4/19/12	22,089,210	162,069	—

Nomura Securities:
Canadian Dollar (CAD)	Sell	520	CAD	4/17/12	521,155	757	1,141
Euro (EUR)	Sell	32,585	EUR	4/23/12	43,462,835	—	600,852
Japanese Yen (JPY)	Buy	55,000	JPY	4/17/12	664,597	—	11,161
Norwegian Krone (NOK)	Buy	229,025	NOK	5/10/12	40,154,313	542,946	—
Swedish Krona (SEK)	Buy	140	SEK	4/17/12	21,147	201	—
Swedish Krona (SEK)	Sell	16,720	SEK	4/17/12	2,525,519	—	68,728
Swiss Franc (CHF)	Buy	1,635	CHF	5/10/12	1,812,123	—	16,102

						543,904	697,984

RBS Greenwich Capital:
New Zealand Dollar (NZD)	Buy	813	NZD	4/17/12	664,923	—	13,127
New Zealand Dollar (NZD)	Sell	1,008	NZD	4/17/12	824,406	97	6,345
Swiss Franc (CHF)	Buy	7,770	CHF	4/19/12-4/26/12	8,609,844	197,346	—
Swiss Franc (CHF)	Sell	4,365	CHF	4/26/12	4,836,980	—	118,045

						197,443	137,517

Standard Chartered Bank
Malaysian Ringgit (MYR)	Buy	78,090	MYR	5/10/12	25,417,740	—	474,170
59 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Foreign Currency Exchange Contracts: Continued

		Contract
Counterparty/		Amount		Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	(000’s)		Dates	Value	Appreciation	Depreciation

State Street:
Australian Dollar (AUD)	Buy	390	AUD	4/17/12	$403,207	$—	$4,328
Australian Dollar (AUD)	Sell	1,090	AUD	4/17/12	1,126,911	16,077	—
New Turkish Lira (TRY)	Buy	2,200	TRY	4/17/12	1,229,539	20,972	—
South African Rand (ZAR)	Buy	8,100	ZAR	4/17/12	1,053,312	174	7,035
South African Rand (ZAR)	Sell	60	ZAR	4/17/12	7,802	9	—

						37,232	11,363

UBS Investment Bank:
Indonesia Rupiah (IDR)	Buy	137,658,000	IDR	4/9/12-7/9/12	14,989,705	4,752	205,480
Polish Zloty (PLZ)	Buy	202,480	PLZ	5/10/12	64,843,974	1,412,377	—

						1,417,129	205,480

Westpac:
Australian Dollar (AUD)	Buy	1,602	AUD	4/17/12	1,656,249	—	23,832
Australian Dollar (AUD)	Sell	2,372	AUD	4/17/12	2,452,324	44,532	—
Canadian Dollar (CAD)	Buy	1,738	CAD	4/17/12	1,741,860	4,900	5,132
Canadian Dollar (CAD)	Sell	1,790	CAD	4/17/12	1,793,975	—	10,848
Japanese Yen (JPY)	Buy	47,000	JPY	4/17/12	567,929	—	4,175
New Zealand Dollar (NZD)	Buy	1,299	NZD	4/17/12	1,062,404	5,302	122
New Zealand Dollar (NZD)	Sell	1,813	NZD	4/17/12	1,482,786	12,888	3,977

						67,622	48,086

Total unrealized appreciation and depreciation						$15,529,086	$22,397,615

Futures Contracts as of March 30, 2012 are as follows:

					Unrealized
		Number of	Expiration		Appreciation
Contract Description	Buy/Sell	Contracts	Date	Value	(Depreciation)

Euro-Bundesobligation	Sell	37	6/7/12	$6,124,475	$5,877
Euro-Bundesobligation	Sell	42	6/7/12	7,757,612	(25,757)
Financial Times Stock Exchange 100 Index	Sell	50	6/15/12	4,582,134	147,626
NIKKEI 225 Index	Sell	104	6/7/12	12,678,023	(763,491)
SPI 200 Index	Sell	50	6/21/12	5,625,965	(70,461)
Standard & Poor’s 500 E-Mini Index	Buy	1,579	6/15/12	110,782,640	990,999
Standard & Poor’s 500 E-Mini Index	Sell	1,761	6/15/12	123,551,760	(1,113,216)
Standard & Poor’s/Toronto Stock Exchange 60 Index	Sell	22	6/14/12	3,108,607	14,905
U.S. Long Bonds	Buy	1,285	6/20/12	177,008,750	(3,867,032)
U.S. Long Bonds	Sell	473	6/20/12	65,155,750	1,389,152
U.S. Treasury Nts., 2 yr.	Sell	1,075	6/29/12	236,651,173	92,181
U.S. Treasury Nts., 5 yr.	Buy	176	6/29/12	21,566,875	(147,285)
U.S. Treasury Nts., 5 yr.	Sell	650	6/29/12	79,650,391	362,748
U.S. Treasury Nts., 10 yr.	Sell	1,288	6/20/12	166,775,875	1,504,184
U.S. Treasury Nts., 10 yr.	Buy	4,949	6/20/12	640,818,172	(7,999,894)
U.S. Treasury Ultra Bonds	Buy	806	6/20/12	121,680,813	(5,119,722)

					$(14,599,186)

60 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Written Options as of March 30, 2012 are as follows:

							Unrealized
		Number of	Exercise	Expiration	Premiums		Appreciation/
Description	Type	Contracts	Price	Date	Received	Value	(Depreciation)

Euro (EUR) FX Futures, 5/21/12	Call	1,455	$1.400	5/7/12	$161,403	$(109,125)	$52,278
Euro (EUR) FX Futures, 6/18/12	Call	727	1.375	5/7/12	262,396	(227,188)	35,208
Euro (EUR) FX Futures, 6/18/12	Call	363	1.370	5/7/12	130,959	(145,200)	(14,241)
Euro (EUR) FX Futures, 6/18/12	Call	182	1.400	6/11/12	63,332	(68,250)	(4,918)
Euro (EUR) FX Futures, 6/18/12	Call	97	1.365	4/9/12	33,446	(1,819)	31,627
Euro (EUR) FX Futures, 6/18/12	Call	90	1.420	6/11/12	76,318	(16,875)	59,443
Euro (EUR) FX Futures, 6/18/12	Put	1,610	1.250	4/9/12	158,694	(10,063)	148,631
Euro (EUR) FX Futures, 6/18/12	Put	1,390	1.260	4/9/12	259,221	(8,688)	250,533
Euro (EUR) FX Futures, 6/18/12	Put	1,082	1.255	4/9/12	187,651	(6,763)	180,888
Euro (EUR) FX Futures, 6/18/12	Put	729	1.260	5/7/12	126,430	(82,013)	44,417
Euro (EUR) FX Futures, 6/18/12	Put	726	1.200	5/7/12	153,135	(4,538)	148,597
Euro (EUR) FX Futures, 6/18/12	Put	726	1.220	5/7/12	93,821	(13,613)	80,208
Euro (EUR) FX Futures, 6/18/12	Put	725	1.250	5/7/12	171,049	(45,313)	125,736
Euro (EUR) FX Futures, 6/18/12	Put	724	1.150	6/11/12	553,836	(13,575)	540,261
Euro (EUR) FX Futures, 6/18/12	Put	544	1.200	6/11/12	180,214	(47,600)	132,614
Euro (EUR) FX Futures, 6/18/12	Put	493	1.300	4/9/12	26,609	(12,325)	14,284
Euro (EUR) FX Futures, 6/18/12	Put	239	1.275	4/9/12	17,565	(1,494)	16,071
Euro (EUR) FX Futures, 6/18/12	Put	103	1.295	4/9/12	2,362	(1,288)	1,074
Euro (EUR) FX Futures, 6/18/12	Put	14	1.265	4/9/12	5,053	(88)	4,965
Euro (EUR) FX Futures, 6/18/12	Put	6	1.220	6/11/12	1,116	(975)	141
Japanese Yen (JPY)	Call	2,456,000,000	1USD per 82JPY	4/5/12	168,326	(168,310)	16
Japanese Yen (JPY)	Call	755,370,000	1USD per 82JPY	9/20/12	194,830	(249,008)	(54,178)
Japanese Yen (JPY)	Put	2,456,000,000	1USD per 82JPY	4/5/12	168,326	(168,310)	16
Japanese Yen (JPY)	Put	740,000,000	1USD per 90JPY	3/29/13	140,189	(150,124)	(9,935)
Japanese Yen (JPY) Futures, 6/18/12	Call	192	131.000	4/6/12	19,053	(1,200)	17,853
Japanese Yen (JPY) Futures, 6/18/12	Call	182	136.000	6/11/12	8,814	(7,963)	851
Japanese Yen (JPY) Futures, 6/18/12	Call	181	138.000	6/11/12	27,545	(4,525)	23,020
61 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Written Options as of March 30, 2012 are as follows: Continued

							Unrealized
		Number of	Exercise	Expiration	Premiums		Appreciation/
Description	Type	Contracts	Price	Date	Received	Value	(Depreciation)

Japanese Yen (JPY) Futures, 6/18/12	Call	145	124.000	4/9/12	$20,118	$(10,875)	$9,243
Japanese Yen (JPY) Futures, 6/18/12	Call	145	136.500	4/6/12	24,150	(906)	23,244
Japanese Yen (JPY) Futures, 6/18/12	Call	145	141.000	6/11/12	21,522	(1,813)	19,709
U.S. Long Bonds Futures, 6/20/12	Put	674	136.000	4/9/12	93,413	(200,094)	(106,681)
U.S. Treasury Nts., 10 yr. Futures, 6/20/12	Put	3,591	127.000	4/23/12	1,144,769	(504,984)	639,785
U.S. Treasury Nts., 10 yr. Futures, 6/20/12	Put	1,460	126.000	4/23/12	74,099	(114,063)	(39,964)
U.S. Treasury Nts., 10 yr. Futures, 6/20/12	Put	1,383	124.500	4/23/12	141,451	(43,219)	98,232
U.S. Treasury Nts., 10 yr. Futures, 6/20/12	Put	876	125.000	4/23/12	39,854	(41,063)	(1,209)
U.S. Treasury Nts., 10 yr. Futures, 6/20/12	Put	824	128.000	4/9/12	39,191	(77,250)	(38,059)
U.S. Treasury Nts., 10 yr. Futures, 6/20/12	Put	3,510	124.500	5/29/12	598,437	(493,594)	104,843
U.S. Treasury Nts., 10 yr. Futures, 6/20/12	Put	810	125.500	5/29/12	138,101	(164,531)	(26,430)

					$5,726,798	$(3,218,625)	$2,508,173

Credit Default Swap Contracts as of March 30, 2012 are as follows:

			Pay/		Upfront
Reference	Buy/Sell	Notional	Receive		Payment		Unrealized
Entity/Swap	Credit	Amount	Fixed	Termination	Received/		Appreciation
Counterparty	Protection	(000’s)	Rate	Date	(Paid)	Value	(Depreciation)

Alcoa, Inc.
Goldman Sachs International	Buy	$16,760	1.0%	3/20/17	$(1,970,453)	$1,333,812	$(636,641)

	Total	16,760			(1,970,453)	1,333,812	(636,641)
Barrick Gold Corp.
Barclays Bank plc	Buy	17,320	1.0	3/20/17	(112,150)	172,164	60,014

	Total	17,320			(112,150)	172,164	60,014
Brazil (Federative Republic of)
Deutsche Bank AG	Sell	14,190	1.0	6/20/17	126,426	(168,321)	(41,895)

	Total	14,190			126,426	(168,321)	(41,895)
Carnival Corp.
Credit Suisse International	Buy	17,320	1.0	3/20/17	(560,434)	378,915	(181,519)

	Total	17,320			(560,434)	378,915	(181,519)
CDX Emerging Market Index, Series 17
Deutsche Bank AG	Buy	21,650	5.0	6/20/17	2,820,514	(2,655,875)	164,639

	Total	21,650			2,820,514	(2,655,875)	164,639
62 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Credit Default Swap Contracts: Continued

			Pay/		Upfront
Reference	Buy/Sell	Notional	Receive		Payment		Unrealized
Entity/Swap	Credit	Amount	Fixed	Termination	Received/		Appreciation
Counterparty	Protection	(000’s)	Rate	Date	(Paid)	Value	(Depreciation)

Expedia, Inc.
Citibank NA	Sell	$17,320	1.0%	3/20/17	$900,834	$(908,803)	$(7,969)

	Total	17,320			900,834	(908,803)	(7,969)
GATX Corp.
UBS AG	Sell	16,760	1.0	3/20/17	945,949	(487,303)	458,646

	Total	16,760			945,949	(487,303)	458,646
Halliburton Co.
Credit Suisse International	Buy	16,760	1.0	3/20/17	(197,279)	(273,739)	(471,018)

	Total	16,760			(197,279)	(273,739)	(471,018)
Istanbul Bond Co. SA for Finansbank AS
Morgan Stanley Capital Services, Inc.	Sell	15,590	1.3	3/24/13	—	(328,819)	(328,819)

	Total	15,590			—	(328,819)	(328,819)
Macy’s, Inc.
Credit Suisse International	Sell	17,090	1.0	3/20/17	19,924	(25,875)	(5,951)

	Total	17,090			19,924	(25,875)	(5,951)
Nabors Industries, Inc.
Credit Suisse International	Buy	17,090	1.0	3/20/17	(434,724)	257,344	(177,380)

	Total	17,090			(434,724)	257,344	(177,380)
Russian Federation
Goldman Sachs Bank USA	Buy	54,140	1.0	6/20/17	(2,040,523)	2,245,534	205,011

	Total	54,140			(2,040,523)	2,245,534	205,011
SLM Corp.
Bank of America NA	Sell	16,760	5.0	3/20/17	587,383	651,978	1,239,361

	Total	16,760			587,383	651,978	1,239,361
The Gap, Inc.
Bank of America NA	Sell	17,320	1.0	3/20/17	893,299	(905,385)	(12,086)

	Total	17,320			893,299	(905,385)	(12,086)
Turkey (Republic of)
Goldman Sachs Bank USA	Sell	54,140	1.0	6/20/17	3,025,409	(3,373,047)	(347,638)

	Total	54,140			3,025,409	(3,373,047)	(347,638)
United Mexican States
HSBC Bank USA NA	Sell	3,010	1.0	6/20/17	14,903	(29,469)	(14,566)

	Total	3,010			14,903	(29,469)	(14,566)

			Grand Total Buys		(2,495,049)	1,458,155	(1,036,894)
			Grand Total Sells		6,514,127	(5,575,044)	939,083

			Total Credit Default Swaps		$4,019,078	$(4,116,889)	$(97,811)

63 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

	Total Maximum
Type of Reference	Potential Payments
Asset on which	for Selling Credit		Reference
the Fund Sold	Protection	Amount	Asset Rating
Protection	(Undiscounted)	Receivable*	Range**
Investment Grade Single Name Corporate Debt	$83,520,000	$—	BBB to BBB-
Non-Investment Grade Single Name Corporate Debt	17,320,000	—	BB+
Investment Grade Sovereign Debt	17,200,000	—	BBB
Non-Investment Grade Sovereign Debt	54,140,000	—	BB

Total	$172,180,000	$—

*	The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

**	The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.
Interest Rate Swap Contracts as of March 30, 2012 are as follows:

	Notional
Interest Rate/	Amount		Paid by	Received by	Termination
Swap Counterparty	(000’s)		the Fund	the Fund	Date	Value
BZDI:
Bank of America NA	30,670	BRR	BZDI	9.565%	1/2/14	$27,393
Citibank NA	30,610	BRR	BZDI	9.490	1/2/14	16,830
Goldman Sachs Group, Inc. (The)	40,510	BRR	BZDI	11.390	1/5/15	675,937
Goldman Sachs Group, Inc. (The)	60,000	BRR	BZDI	10.380	1/2/17	(39,865)
Goldman Sachs Group, Inc. (The)	94,585	BRR	BZDI	9.490	1/2/14	33,357
Goldman Sachs Group, Inc. (The)	30,610	BRR	BZDI	9.480	1/2/14	6,676

Total	286,985	BRR				720,328
MXN TIIE BANXICO:
Credit Suisse International	49,800	MXN	MXN TIIE BANXICO	7.010	7/24/31	(290,360)
Merrill Lynch & Co., Inc.	26,745	MXN	MXN TIIE BANXICO	6.990	7/24/31	(160,362)

Total	76,545	MXN				(450,722)
Six-Month AUD BBR BBSW:
Barclays Bank plc	10,200	AUD	4.533	Six-Month AUD BBR BBSW	9/14/17	35,603
Westpac Banking Corp.	19,920	AUD	4.990	Six-Month AUD BBR BBSW	11/3/21	(399,769)

Total where Fund pays a fixed rate	30,120	AUD				(364,166)

Barclays Bank plc	23,940	AUD	Three-Month AUD BBR BBSW	4.140	9/14/14	75,832

Total where Fund pays a variable rate	23,940	AUD				75,832

Total	54,060	AUD				(288,334)
Six-Month EUR EURIBOR
Bank of America Merrill Lynch	2,760	EUR	Six-Month EUR EURIBOR	2.218	1/4/21	10,653
Royal Bank of Scotland plc (The)	8,240	EUR	Six-Month EUR EURIBOR	1.475	1/4/17	(33,587)

	11,000	EUR				(22,934)
64 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Interest Rate Swap Contracts: Continued

	Notional
Interest Rate/	Amount		Paid by	Received by	Termination
Swap Counterparty	(000’s)		the Fund	the Fund	Date	Value

Three-Month CAD BA CDOR:
Bank of America Merrill Lynch	6,760	CAD	Three-Month CAD BA CDOR	1.861%	3/28/17	$3,512
JPMorgan Chase Bank NA	7,340	CAD	Three-Month CAD BA CDOR	2.390	3/6/22	(92,736)

Total	14,100	CAD				(89,224)
Three-Month NZD BBR FRA
Deutsche Bank AG	25,610	NZD	Three-Month NZD BBR FRA	4.050	2/2/22	(596,331)
Three-Month SEK STIBOR SIDE
Goldman Sachs Group, Inc. (The)	143,700	SEK	2.440	Three-Month SEK STIBOR SIDE	11/3/21	201,739
Three-Month USD BBA LIBOR:
JPMorgan Chase Bank NA	7,265		2.040	Three-Month USD BBA LIBOR	3/8/22	149,402

Total where Fund pays a fixed rate	7,265					149,402

Barclays Bank plc	21,440		Three-Month USD BBA LIBOR	2.358	11/2/21	431,640

Total where Fund pays a variable rate	21,440					431,640

Total	28,705					581,042
Three-Month ZAR JIBAR SAFEX:
Barclays Bank plc	49,800	ZAR	Three-Month ZAR JIBAR SAFEX	7.480	8/17/21	(33,914)
Goldman Sachs Group, Inc. (The)	50,500	ZAR	Three-Month ZAR JIBAR SAFEX	7.480	8/17/21	(34,390)
HSBC Bank USA NA	49,800	ZAR	Three-Month ZAR JIBAR SAFEX	7.470	8/17/21	(38,401)

Total	150,100	ZAR				(106,705)

Total Interest Rate Swaps						$(51,141)

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD	Australian Dollar
BRR	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
MXN	Mexican Nuevo Peso
NZD	New Zealand Dollar
SEK	Swedish Krona
ZAR	South African Rand
Abbreviations/Definitions are as follows:

BA CDOR	Canada Bankers Acceptances Deposit Offering Rate
BANXICO	Banco de Mexico
BBA LIBOR	British Bankers’ Association London-Interbank Offered Rate
BBR BBSW	Bank Bill Swap Reference Rate (Australian Financial Market)
BBR FRA	Bank Bill Rate Forward Rate Agreement
BZDI	Brazil Interbank Deposit Rate
EURIBOR	Euro Interbank Offered Rate
JIBAR	South Africa Johannesburg Interbank Agreed Rate
SAFEX	South African Futures Exchange
STIBOR SIDE	Stockholm Interbank Offered Rate
TIIE	Interbank Equilibrium Interest Rate
65 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Total Return Swap Contracts as of March 30, 2012 are as follows:

	Notional
Reference Entity/	Amount		Paid by	Received by	Termination
Swap Counterparty	(000’s)		the Fund	the Fund	Date	Value

AMEX Materials Select Sector
UBS AG	$7,138		One-Month USD BBA LIBOR plus 12 basis points and if negative, the absolute value of the Total Return of the AMEX Materials Select Sector Index	If positive, the Total Return of the AMEX Materials Select Sector Index	2/6/13	$(72,776)
Custom Basket of Securities:
Citibank NA	1,177,341	JPY	One-Month JPY BBA LIBOR plus 53 basis points and if negative, the absolute value of the Total Return of a Custom Basket of Securities	If positive, the Total Return of a Custom Basket of Securities	4/16/12	318,985
Citibank NA	11,370	CAD	One-Month CAD BA CDOR plus 30 basis points and if negative, the absolute value of the Total Return of a Custom Basket of Securities	If positive, the Total Return of a Custom Basket of Securities	3/6/13	92,090
Citibank NA	10,756	AUD	One-Month AUD BBA LIBOR plus 50 basis points and if negative, the absolute value of the Total Return of a Custom Basket of Securities	If positive, the Total Return of a Custom Basket of Securities	3/8/13	518,859
Goldman Sachs Group, Inc. (The)	86,334		One-Month USD BBA LIBOR plus 18 basis points and if negative, the absolute value of the Total Return of a Custom Basket of Securities	If positive, the Total Return of a Custom Basket of Securities	3/7/13	2,921,582
Morgan Stanley	3,615	GBP	One-Month GBP BBA LIBOR plus 50 basis points and if negative, the absolute value of the Total Return of a Custom Basket of Securities	If positive, the Total Return of a Custom Basket of Securities	1/10/13	23,634

			Reference Entity Total			3,875,150
Energy Select Sector Index
UBS AG	6,833		One-Month USD BBA LIBOR plus 12 basis points and if negative, the absolute value of the Total Return of the Energy Select Sector Index	If positive, the Total Return of the Energy Select Sector Index	2/6/13	(349,135)
66 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Total Return Swap Contracts: Continued

	Notional
Reference Entity/	Amount	Paid by	Received by	Termination
Swap Counterparty	(000’s)	the Fund	the Fund	Date	Value

Financial Select Sector Index
UBS AG	$7,191	One-Month USD BBA LIBOR plus 5 basis points and if negative, the absolute value of the Total Return of the Financial Select Sector Index	If potisive, the Total Return of the Financial Select Sector Index	3/7/13	$450,479

Total of Total Return Swaps					$3,903,718

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD	Australian Dollar
CAD	Canadian Dollar
GBP	British Pounds Sterling
JPY	Japanese Yen
Abbreviations are as follows:

AMEX	American Stock Exchange
BA CDOR	Canada Bankers Acceptances Deposit offering Rate
BBA LIBOR	British Bankers’ Association London-Interbank Offered Rate
Volatility Swaps as of March 30, 2012 are as follows:

Reference Entity/	Notional	Paid by	Received by	Termination
Swap Counterparty	Amount (000’s)	the Fund	the Fund	Date	Value

AUD/CAD Spot Exchange Rate
Goldman Sachs Group, Inc. (The)	118 AUD	The Historic Volatility of the mid AUD/CAD spot exchange rate during the period 3/7/12 to 4/4/12	7.450%	4/10/12	$77,389
EUR/NZD Spot Exchange Rate
Bank of America NA	95 EUR	9.900%	The Historic Volatility of the mid EUR/NZD spot exchange rate during the period 3/5/12 to 4/4/12	4/10/12	67,730
NZD/CAD Spot Exchange Rate
Bank of America NA	242 NZD	9.400	The Historic Volatility of the mid NZD/CAD spot exchange rate during the period 3/19/12 to 4/19/12	4/21/12	(247,581)
67 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Volatility Swaps: Continued

Reference Entity/	Notional	Paid by	Received by	Termination
Swap Counterparty	Amount (000’s)	the Fund	the Fund	Date	Value

NZD/JPY Spot Exchange Rate:
Credit Suisse International	154 NZD	14.600%	The Historic Volatility of the mid NZD/JPY spot exchange rate during the period 3/6/12 to 4/4/12	4/10/12	$(71,817)
USD/NOK Spot Exchange Rate:
Bank of America NA	200	13.200	The Historic Volatility of the mid USD/NOK spot exchange rate during the Period 3/14/12 to 4/12/12	4/16/12	(612,184)
Credit Suisse International	200	12.150	The Historic Volatility of the mid USD/NOK spot exchange rate during the period 3/13/12 to 4/12/12	4/16/12	116,483
Deutsche Bank AG	125	11.450	The Historic Volatility of the mid USD/NOK spot exchange rate during the period 3/9/12 to 4/11/12	4/13/12	105,927
Goldman Sachs Group, Inc. (The)	200	12.100	The Historic Volatility of the mid USD/NOK spot exchange rate during the period 3/12/12 to 4/12/12	4/16/12	79,778
Goldman Sachs Group, Inc. (The)	200	12.900	The Historic Volatility of the mid USD/NOK spot exchange rate during the period 3/15/12 to 4/17/12	4/19/12	(515,944)
Royal Bank of Scotland plc (The)	200	12.400	The Historic Volatility of the mid USD/NOK spot exchange rate during the period 3/16/12 to 4/18/12	4/20/12	(434,908)

			Reference Entity Total		(1,260,848)
USD/SEK Spot Exchange Rate
Goldman Sachs Group, Inc. (The)	125	11.500	The Historic Volatility of the mid USD/SEK spot exchange rate during the period 3/8/12 to 4/10/12	4/12/12	(88,957)

			Total Volatility Swaps		$(1,524,084)

68 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD	Australian Dollar
EUR	Euro
NZD	New Zealand Dollar
Abbreviations/Definitions are as follows:

CAD	Canadian Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.
Swap Summary as of March 30, 2012 is as follows:

		Notional
	Swap Type from	Amount
Swap Counterparty	Fund Perspective	(000’s)		Value

Bank of America Merrill Lynch:	Interest Rate	$6,760	CAD	$3,512
	Interest Rate	2,760	EUR	10,653

				14,165

Bank of America NA:
	Credit Default Sell Protection	34,080		(253,407)
	Interest Rate	30,670	BRR	27,393
	Volatility	95	EUR	67,730
	Volatility	242	NZD	(247,581)
	Volatility	200		(612,184)

				(1,018,049)

Barclays Bank plc:
	Credit Default Buy Protection	17,320		172,164
	Interest Rate	34,140	AUD	111,435
	Interest Rate	21,440		431,640
	Interest Rate	49,800	ZAR	(33,914)

				681,325

Citibank NA:
	Credit Default Sell Protection	17,320		(908,803)
	Interest Rate	30,610	BRR	16,830
	Total Return	10,756	AUD	518,859
	Total Return	11,370	CAD	92,090
	Total Return	1,177,341	JPY	318,985

				37,961

Credit Suisse International:
	Credit Default Buy Protection	51,170		362,520
	Credit Default Sell Protection	17,090		(25,875)
	Interest Rate	49,800	MXN	(290,360)
	Volatility	154	NZD	(71,817)
	Volatility	200		116,483

				90,951
69 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Swap Summary: Continued

		Notional
	Swap Type from	Amount
Swap Counterparty	Fund Perspective	(000’s)		Value

Deutsche Bank AG:
	Credit Default Buy Protection	$21,650		$(2,655,875)
	Credit Default Sell Protection	14,190		(168,321)
	Interest Rate	25,610	NZD	(596,331)
	Volatility	125		105,927

				(3,314,600)

Goldman Sachs Bank USA:
	Credit Default Buy Protection	54,140		2,245,534
	Credit Default Sell Protection	54,140		(3,373,047)

				(1,127,513)

Goldman Sachs Group, Inc. (The):
	Interest Rate	225,705	BRR	676,105
	Interest Rate	143,700	SEK	201,739
	Interest Rate	50,500	ZAR	(34,390)
	Total Return	86,334		2,921,582
	Volatility	118	AUD	77,389
	Volatility	525		(525,123)

				3,317,302

Goldman Sachs International	Credit Default Buy Protection	16,760		1,333,812

HSBC Bank USA NA
	Credit Default Sell Protection	3,010		(29,469)
	Interest Rate	49,800	ZAR	(38,401)

				(67,870)

JPMorgan Chase Bank NA:
	Interest Rate	7,340	CAD	(92,736)
	Interest Rate	7,265		149,402

				56,666

Merrill Lynch & Co., Inc.	Interest Rate	26,745	MXN	(160,362)

Morgan Stanley	Total Return	3,615	GBP	23,634

Morgan Stanley Capital Services, Inc.	Credit Default Sell Protection	15,590		(328,819)

Royal Bank of Scotland plc (The):
	Interest Rate	8,240	EUR	(33,587)
	Volatility	200		(434,908)

				(468,495)

UBS AG:
	Credit Default Sell Protection	16,760		(487,303)
	Total Return	21,162		28,568

				(458,735)

Westpac Banking Corp.	Interest Rate	19,920	AUD	(399,769)

	Total Swaps			$(1,788,396)

70 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Notional amount is reported in U.S.Dollars (USD), except for those denoted in the following currencies:

AUD	Australian Dollar
BRR	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pounds Sterling
JPY	Japanese Yen
MXN	Mexican Nuevo Peso
NZD	New Zealand Dollar
SEK	Swedish Krona
ZAR	South African Rand
As of March 30, 2012, the Fund had entered into the following written swaption contracts:

		Underlying
		Swap Type	Notional		Swaption			Unrealized
Reference Entity/	Swaption	from Fund	Amount		Expiration	Premium		Appreciation
Swaption Counterparty	Description	Perspective	(000’s)		Date	Received	Value	(Depreciation)

Six-Month EUR EURIBOR:
Goldman Sachs Group, Inc. (The)	Interest Rate Swaption (European); Swap Terms: Paid: 2.65%; Received: Six-Month EUR EURIBOR; Termination Date: 12/1/42	Interest Rate Pay Fixed	54,490	EUR	11/30/12	$2,744,174	$(2,014,293)	$729,881
Goldman Sachs Group, Inc. (The)	Interest Rate Swaption (European); Swap Terms: Paid: 2.71%; Received: Six-Month EUR EURIBOR; Termination Date: 11/17/42	Interest Rate Pay Fixed	54,325	EUR	11/16/12	2,945,810	(2,209,477)	736,333

						5,689,984	(4,223,770)	1,466,214

Six-Month GBP BBA LIBOR
JPMorgan Chase Bank NA	Interest Rate Swaption (European); Swap Terms: Paid: 3.231%; Received: Six-Month GBP BBA LIBOR; Termination Date: 2/14/43	Interest Rate Pay Fixed	1,825	GBP	2/15/13	181,026	(144,198)	36,828
71 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
As of March 30, 2012, the Fund had entered into the following written swaption contracts: Continued

		Underlying
		Swap Type	Notional		Swaption			Unrealized
Reference Entity/	Swaption	from Fund	Amount		Expiration	Premium		Appreciation
Swaption Counterparty	Description	Perspective	(000’s)		Date	Received	Value	(Depreciation)

Six-Month JPY BBA LIBOR
UBS AG	Interest Rate Swaption (European); Swap Terms: Paid: 1.67%; Received: Six-Month JPY BBA LIBOR; Termination Date: 9/26/22	Interest Rate Pay Fixed	3,597,175	JPY	9/25/12	$135,093	$(51,194)	$83,899

Three-Month CAD BA CDOR:
Bank of America NA	Interest Rate Swaption (Euorpean); Swap Terms: Paid: 2.27%; Received: Three-Month CAD BA CDOR; Termination Date: 8/27/22	Interest Rate Pay Fixed	36,275	CAD	8/28/12	410,297	(353,452)	56,845
Bank of America NA	Interest Rate Swaption (European); Swap Terms: Paid: 2.30%; Received: Three-Month CAD BA CDOR; Termination Date: 9/5/22	Interest Rate Pay Fixed	18,150	CAD	9/6/12	195,358	(200,535)	(5,177)
Bank of America NA	Interest Rate Swaption (European); Swap Terms: Paid: 2.53%; Received: Three-Month CAD BA CDOR; Termination Date: 9/24/22	Interest Rate Pay Fixed	18,165	CAD	9/25/12	205,532	(370,035)	(164,503)
Bank of America NA	Interest Rate Swaption (European); Swap Terms: Paid: 2.61%; Received: Three-Month CAD BA CDOR; Termination Date: 9/21/22	Interest Rate Pay Fixed	36,335	CAD	9/24/12	413,792	(863,889)	(450,097)
72 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

As of March 30, 2012, the Fund had entered into the following written swaption contracts: Continued

		Underlying
		Swap Type	Notional		Swaption			Unrealized
Reference Entity/	Swaption	from Fund	Amount		Expiration	Premium		Appreciation
Swaption Counterparty	Description	Perspective	(000’s)		Date	Received	Value	(Depreciation)

Three-Month BA CDOR: Continued
Bank of America NA	Interest Rat Swaption (European); Swap Terms: Paid: 2.665%; Received: Three-Month CAD BA CDOR; Termination Date: 6/27/22	Interest Rate Pay Fixed	36,370	CAD	6/28/12	$555,630	$(800,374)	$(244,744)

						1,780,609	(2,588,285)	(807,676)
Three-Month USD BBA LIBOR:
Bank of America NA	Interest Rate Swaption (European); Swap Terms: Paid: 2.93%; Received: Three-Month USD BBA LIBOR; Termination Date: 8/18/22	Interest Rate Pay Fixed	72,420		8/17/12	782,136	(538,512)	243,624
Bank of America NA	Interest Rate Swaption (European); Swap Terms: Paid: 2.315%; Received: Three-Month USD BBA LIBOR; Termination Date: 5/31/22	Interest Rate Pay Fixed	160,400		5/30/12	4,643,580	(1,997,826)	2,645,754
Goldman Sachs Group, Inc. (The)	Interest Rate Swaption (European); Swap Terms: Paid: 2.1625%; Received: Three-Month USD BBA LIBOR; Termination Date: 8/20/24	Interest Rate Pay Fixed	271,575		8/17/12	4,350,632	(2,110,907)	2,239,725
Goldman Sachs Group, Inc. (The)	Interest Rate Swaption (European); Swap Terms: Paid: 2.89%; Received: Three-Month USD BBA LIBOR; Termination Date: 8/30/22	Interest Rate Pay Fixed	181,375		8/29/12	1,890,834	(1,333,241)	557,593
73 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
As of March 30, 2012, the Fund had entered into the following written swaption contracts: Continued

		Underlying
		Swap Type	Notional	Swaption			Unrealized
Reference Entity/	Swaption	from Fund	Amount	Expiration	Premium		Appreciation
Swaption Counterparty	Description	Perspective	(000’s)	Date	Received	Value	(Depreciation)

Three-Month USD BBA LIBOR: Continued
Goldman Sachs Group, Inc. (The)	Interest Rate Swaption (European); Swap Terms: Paid: 2.91%; Received: Three-Month USD BBA LIBOR; Termination Date: 8/17/22	Interest Rate Pay Fixed	90,545	8/16/12	$959,777	$(643,757)	$316,020
Goldman Sachs Group, Inc. (The)	Interest Rate Swaption (European); Swap Terms: Paid: 2.92%; Received: Three-Month USD BBA LIBOR; Termination Date: 9/10/22	Interest Rate Pay Fixed	181,440	9/7/12	1,914,192	(1,500,747)	413,445
Goldman Sachs Group, Inc. (The)	Interest Rate Swaption (European); Swap Terms: Paid: 3%; Received: Three-Month USD BBA LIBOR; Termination Date: 8/24/22	Interest Rate Pay Fixed	72,430	8/23/12	767,758	(634,232)	133,526

		Total where Fund pays a fixed rate			15,308,909	(8,759,222)	6,549,687
Bank of America NA	Interest Rate Swaption (European); Swap Terms: Paid: Three-Month USD BBA LIBOR; Received: 1.175%; Termination Date: 10/2/15	Interest Rate Pay Floating	32,000	10/1/12	64,320	(67,836)	(3,516)
Goldman Sachs Group, Inc. (The)	Interest Rate Swaption (European); Swap Terms: Paid: Three-Month USD BBA LIBOR; Received: 1.115%; Termination Date: 10/2/15	Interest Rate Pay Floating	106,840	10/1/12	387,295	(390,339)	(3,044)
74 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

As of March 30, 2012, the Fund had entered into the following written swaption contracts: Continued

		Underlying
		Swap Type	Notional	Swaption			Unrealized
Reference Entity/	Swaption	from Fund	Amount	Expiration	Premium		Appreciation
Swaption Counterparty	Description	Perspective	(000’s)	Date	Received	Value	(Depreciation)
Three-Month USD BBA LIBOR Continued
Goldman Sachs Group, Inc. (The)	Interest Rate Swaption (European); Swap Terms: Paid: Three-Month USD BBA LIBOR; Received: 2.25%; Termination Date: 12/19/16	Interest Rate Pay Floating	181,555	12/18/12	$907,775	$(835,832)	$71,943
Goldman Sachs Group, Inc. (The)	Interest Rate Swaption (European); Swap Terms: Paid: Termination Date: 12/19/16	Interest Rate Pay Floating	109,020	12/18/12	572,355	(448,045)	124,310
JPMorgan Chase Bank NA,	Interest Rate Swaption (European); Swap Terms: Paid: Three-Month USD BBA LIBOR; Received: 3%; Termination Date: 9/19/22	Interest Rate Pay Floating	90,780	9/18/12	1,021,275	(758,992)	262,283

		Total where Fund pays a floating rate			2,953,020	(2,501,044)	451,976

				Total	18,261,929	(11,260,266)	7,001,663

		Total Written Swaptions			$26,048,641	$(18,267,713)	$7,780,928

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound Sterling
JPY	Japanese Yen

Abbreviations/Definitions are as follows:

BA CDOR	Canada Bankers Acceptances
Deposit Offering Rate
BBA LIBOR	British Bankers’ Association London-Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate
75 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
March 30, 20121

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $7,690,868,093)	$7,482,591,769
Affiliated companies (cost $1,454,580,250)	1,409,584,645
Wholly-owned subsidiary (cost $1,500,000)	1,469,259

8,893,645,673
Cash	3,265,855
Cash—foreign currencies (cost $3,791,703)	3,535,396
Unrealized appreciation on foreign currency exchange contracts	15,529,086
Appreciated swaps, at value (net upfront payments paid $1,565,290)	9,511,186
Depreciated swaps, at value (upfront payments paid $2,965,611)	1,970,071
Receivables and other assets:
Interest, dividends and principal paydowns	110,367,459
Investments sold (including $10,617,076 sold on a when-issued or delayed delivery basis)	103,326,956
Closed foreign currency contracts	10,873,089
Shares of beneficial interest sold	8,798,172
Futures margins	1,614,846
Other	277,340

Total assets	9,162,715,129

Liabilities
Appreciated options written, at value (premiums received $4,812,830)	2,009,042
Depreciated options written, at value (premiums received $913,968)	1,209,583
Appreciated swaptions written, at value (premiums received $24,226,714)	15,574,705
Depreciated swaptions written, at value (premiums received $1,821,927)	2,693,008
Unrealized depreciation on foreign currency exchange contracts	22,397,615
Appreciated swaps, at value (upfront payments received $3,766,463)	3,143,178
Depreciated swaps, at value (net upfront payments received $4,783,516)	10,126,475
Payables and other liabilities:
Investments purchased (including $362,475,027 purchased on a when-issued or delayed delivery basis)	512,799,136
Shares of beneficial interest redeemed	14,099,391
Closed foreign currency contracts	9,157,301
Dividends	8,521,979
Futures margins	5,429,101
Distribution and service plan fees	1,659,303
Foreign capital gains tax	1,270,104
Transfer and shareholder servicing agent fees	1,006,836
Shareholder communications	605,204
Trustees’ compensation	164,075
Other	188,106

Total liabilities	612,054,142

Net Assets	$8,550,660,987

76 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Composition of Net Assets
Par value of shares of beneficial interest	$2,033,208
Additional paid-in capital	9,412,864,747
Accumulated net investment income	3,174,034
Accumulated net realized loss on investments and foreign currency transactions	(603,341,337)
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(264,069,665)

Net Assets	$8,550,660,987

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $5,871,848,747 and 1,395,830,855 shares of beneficial interest outstanding)	$4.21
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$4.42
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $275,422,905 and 65,248,517 shares of beneficial interest outstanding)	$4.22
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,419,448,100 and 338,111,421 shares of beneficial interest outstanding)	$4.20
Class I Shares:
Net asset value, redemption price and offering price per share (based on net assets of $10,070 and 2,398 shares of beneficial interest outstanding)	$4.20
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $233,464,189 and 55,462,498 shares of beneficial interest outstanding)	$4.21
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $750,466,976 and 178,552,548 shares of beneficial interest outstanding)	$4.20

1.	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
77 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended March 30, 20121

Allocation of Income and Expenses from Master Funds[2]
Net investment income allocated from Oppenheimer Master Event-Linked Bond Fund, LLC:
Interest	$7,291,086
Dividends	6,077
Expenses[3]	(356,087)

Net investment income allocated from Oppenheimer Master Event-Linked Bond Fund, LLC	6,941,076
Net investment income allocated from Oppenheimer Master Loan Fund, LLC:
Interest	43,107,532
Dividends	152,316
Expenses[4]	(1,897,844)

Net investment income allocated from Oppenheimer Master Loan Fund, LLC	41,362,004

Total allocation of net investment income from master funds	48,303,080

Investment Income
Interest from unaffiliated companies (net of foreign withholding taxes of $82,297)	237,684,254
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $203,777)	1,753,618
Affiliated companies	632,042
Fee income on when-issued securities	3,099,960

Total investment income	243,169,874

Expenses
Management fees	21,827,737
Distribution and service plan fees:
Class A	7,154,922
Class B	1,388,273
Class C	6,994,087
Class N	568,943
Transfer and shareholder servicing agent fees:
Class A	3,940,505
Class B	372,391
Class C	920,158
Class I	1
Class N	316,755
Class Y	671,810
Shareholder communications:
Class A	402,127
Class B	36,822
Class C	91,469
Class N	16,093
Class Y	44,311
Custodian fees and expenses	258,085
Trustees’ compensation	73,273
Administration service fees	750
78 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Other	$268,494

Total expenses	45,347,006
Less waivers and reimbursements of expenses	(2,386,974)

Net expenses	42,960,032

Net Investment Income	248,512,922

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from unaffiliated companies
(including premiums on options exercised)	(38,354,525)
Closing and expiration of option contracts written	30,260,671
Closing and expiration of swaption contracts	9,184,381
Closing and expiration of futures contracts	(9,012,030)
Foreign currency transactions	(70,778,632)
Swap contracts	13,024,399
Increase from payment by affiliate	21,363
Net realized loss allocated from:
Oppenheimer Master Event-Linked Bond Fund, LLC	(5,868,251)
Oppenheimer Master Loan Fund, LLC	(4,344,026)

Net realized loss	(75,866,650)
Net change in unrealized appreciation/depreciation on:
Investments (net of foreign capital gains tax of $1,167,624)	294,359,041
Translation of assets and liabilities denominated in foreign currencies	83,442,667
Futures contracts	(42,086,118)
Option contracts written	5,884,236
Swaption contracts	8,052,649
Swap contracts	1,426,708
Net change in unrealized appreciation/deprecation allocated from:
Oppenheimer Master Event-Linked Bond Fund, LLC	1,144,727
Oppenheimer Master Loan Fund, LLC	44,898,290

Net change in unrealized appreciation/depreciation	397,122,200

Net Increase in Net Assets Resulting from Operations	$569,768,472

1.	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	The Fund invests in certain affiliated mutual funds that expect to be treated as partnerships for tax purposes.

3.	Net of expense waivers and/or reimbursements of $2,834.

4.	Net of expense waivers and/or reimbursements of $27,055.
See accompanying Notes to Financial Statements.
79 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	March 30, 2012[1]	September 30,
	(Unaudited)	2011

Operations
Net investment income	$248,512,922	$548,170,137
Net realized gain (loss)	(75,866,650)	223,849,484
Net change in unrealized appreciation/depreciation	397,122,200	(793,418,486)

Net increase (decrease) in net assets resulting from operations	569,768,472	(21,398,865)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(173,760,587)	(382,490,965)
Class B	(6,986,933)	(16,567,355)
Class C	(36,287,127)	(77,576,438)
Class I	(103)	—
Class N	(6,373,762)	(13,475,211)
Class Y	(22,289,817)	(45,233,275)

	(245,698,329)	(535,343,244)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(208,562,949)	(124,884,015)
Class B	(19,974,060)	(38,939,680)
Class C	(18,522,279)	26,600,521
Class I	10,000	—
Class N	(1,210,820)	10,298,920
Class Y	15,705,445	87,192,160

	(232,554,663)	(39,732,094)

Net Assets
Total increase (decrease)	91,515,480	(596,474,203)
Beginning of period	8,459,145,507	9,055,619,710

End of period (including accumulated net investment income of $3,174,034 and $359,441, respectively)	$8,550,660,987	$8,459,145,507

1.	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
80 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	March 30, 2012[1]	Year Ended September 30,
Class A	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$4.05	$4.32	$3.91	$3.96	$4.41	$4.18

Income (loss) from investment operations:
Net investment income[2]	.12	.27	.28	.24	.24	.23
Net realized and unrealized gain (loss)	.16	(.28)	.40	(.05)	(.40)	.23

Total from investment operations	.28	(.01)	.68	.19	(.16)	.46

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.12)	(.26)	(.27)	(.18)	(.29)	(.23)
Tax return of capital distribution	—	—	—	(.06)	—	—

Total dividends and/or distributions to shareholders	(.12)	(.26)	(.27)	(.24)	(.29)	(.23)

Net asset value, end of period	$4.21	$4.05	$4.32	$3.91	$3.96	$4.41

Total Return, at Net Asset Value[3]	7.06%	(0.31)%	18.17%	5.59%	(4.01)%	11.14%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,871,849	$5,857,280	$6,368,118	$6,019,723	$7,719,384	$6,430,790

Average net assets (in thousands)	$5,855,584	$6,278,335	$6,047,257	$5,942,116	$7,560,427	$5,655,265

Ratios to average net assets:[4,5]
Net investment income	6.00%	6.23%	6.91%	6.74%	5.44%	5.25%
Expenses excluding interest and fees from borrowings	0.97%	0.97%	0.99%	0.97%	0.91%	0.90%
Interest and fees from borrowings	—	— [6]	0.28%	0.01%	—	—

Total expenses	0.97%[7]	0.97%[8]	1.27%[8]	0.98%[8]	0.91%[8]	0.90%[8]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.91%[9]	0.92%	1.23%	0.96%	0.89%	0.89%

Portfolio turnover rate[10]	33%	53%	94%	96%	71%	72%

1.	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6.	Less than 0.005%.

7.	Ratio including all expenses of the wholly-owned subsidiary and indirect expenses from affiliated funds were as follows:

Six Months Ended March 30, 2012	0.99%
81 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS Continued

8.	Total expenses including indirect expenses from affiliated funds were as follows:

Year Ended September 30, 2011	0.97%
Year Ended September 30, 2010	1.27%
Year Ended September 30, 2009	0.99%
Year Ended September 30, 2008	0.92%
Year Ended September 30, 2007	0.91%

9.	Ratio including all expenses of the wholly-owned subsidiary and indirect expenses from affiliated funds were as follows:

Six Months Ended March 30, 2012	0.93%

10.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended March 30, 2012	$1,878,014,780	$1,882,111,139
Year Ended September 30, 2011	$3,961,769,663	$3,820,541,826
Year Ended September 30, 2010	$2,754,184,019	$2,975,421,694
Year Ended September 30, 2009	$5,100,694,441	$4,915,091,623
Year Ended September 30, 2008	$1,979,370,856	$1,852,400,340
Year Ended September 30, 2007	$3,319,818,108	$3,509,387,791
See accompanying Notes to Financial Statements.
82 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Six Months
	Ended
	March 30, 2012[1]			Year Ended September 30,
Class B	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$4.06	$4.33	$3.93	$3.98	$4.42	$4.20

Income (loss) from investment operations:
Net investment income[2]	.11	.23	.24	.20	.20	.19
Net realized and unrealized gain (loss)	.15	(.28)	.40	(.04)	(.39)	.22

Total from investment operations	.26	(.05)	.64	.16	(.19)	.41

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.10)	(.22)	(.24)	(.16)	(.25)	(.19)
Tax return of capital distribution	—	—	—	(.05)	—	—

Total dividends and/or distributions to shareholders	(.10)	(.22)	(.24)	(.21)	(.25)	(.19)

Net asset value, end of period	$4.22	$4.06	$4.33	$3.93	$3.98	$4.42

Total Return, at Net Asset Value[3]	6.57%	(1.21)%	16.74%	4.64%	(4.54)%	9.99%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$275,423	$284,757	$342,069	$353,248	$483,485	$569,523

Average net assets (in thousands)	$277,732	$320,622	$331,317	$355,973	$540,865	$635,237

Ratios to average net assets:[4,5]
Net investment income	5.10%	5.31%	5.96%	5.83%	4.61%	4.43%
Expenses excluding interest and fees from borrowings	1.88%	1.89%	1.93%	1.89%	1.73%	1.71%
Interest and fees from borrowings	—	— [6]	0.28%	0.01%	—	—

Total expenses	1.88%[7]	1.89%[8]	2.21%[8]	1.90%[8]	1.73%[8]	1.71%[8]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.82%[9]	1.84%	2.17%	1.88%	1.71%	1.70%

Portfolio turnover rate[10]	33%	53%	94%	96%	71%	72%

1.	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6.	Less than 0.005%.

7.	Ratio including all expenses of the wholly-owned subsidiary and indirect expenses from affiliated funds were as follows:

Six Months Ended March 30, 2012	1.90%
83 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS Continued

8.	Total expenses including indirect expenses from affiliated funds were as follows:

Year Ended September 30, 2011	1.89%
Year Ended September 30, 2010	2.21%
Year Ended September 30, 2009	1.91%
Year Ended September 30, 2008	1.74%
Year Ended September 30, 2007	1.72%

9.	Ratio including all expenses of the wholly-owned subsidiary and indirect expenses from affiliated funds were as follows:

Six Months Ended March 30, 2012	1.84%

10.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended March 30, 2012	$1,878,014,780	$1,882,111,139
Year Ended September 30, 2011	$3,961,769,663	$3,820,541,826
Year Ended September 30, 2010	$2,754,184,019	$2,975,421,694
Year Ended September 30, 2009	$5,100,694,441	$4,915,091,623
Year Ended September 30, 2008	$1,979,370,856	$1,852,400,340
Year Ended September 30, 2007	$3,319,818,108	$3,509,387,791
See accompanying Notes to Financial Statements.
84 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Six Months
	Ended
	March 30, 2012[1]			Year Ended September 30,
Class C	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$4.04	$4.31	$3.91	$3.96	$4.40	$4.18

Income (loss) from investment operations:
Net investment income[2]	.11	.24	.25	.21	.20	.19
Net realized and unrealized gain (loss)	.16	(.28)	.39	(.05)	(.38)	.22

Total from investment operations	.27	(.04)	.64	.16	(.18)	.41

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.11)	(.23)	(.24)	(.16)	(.26)	(.19)
Tax return of capital distribution	—	—	—	(.05)	—	—

Total dividends and/or distributions to shareholders	(.11)	(.23)	(.24)	(.21)	(.26)	(.19)

Net asset value, end of period	$4.20	$4.04	$4.31	$3.91	$3.96	$4.40

Total Return, at Net Asset Value[3]	6.67%	(1.08)%	17.01%	4.79%	(4.52)%	10.06%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,419,448	$1,384,378	$1,448,886	$1,292,721	$1,493,804	$1,086,918

Average net assets (in thousands)	$1,399,888	$1,453,972	$1,330,764	$1,201,421	$1,381,340	$959,439

Ratios to average net assets:[4,5]
Net investment income	5.25%	5.48%	6.15%	6.00%	4.68%	4.49%
Expenses excluding interest and fees from borrowings	1.73%	1.73%	1.75%	1.73%	1.66%	1.66%
Interest and fees from borrowings	—	— [6]	0.28%	0.01%	—	—

Total expenses	1.73%[7]	1.73%[8]	2.03%[8]	1.74%[8]	1.66%[8]	1.66%[8]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.67%[9]	1.68%	1.99%	1.72%	1.64%	1.65%

Portfolio turnover rate[10]	33%	53%	94%	96%	71%	72%

1.	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6.	Less than 0.005%.

7.	Ratio including all expenses of the wholly-owned subsidiary and indirect expenses from affiliated funds were as follows:

Six Months Ended March 30, 2012	1.75%
85 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS Continued

8.	Total expenses including indirect expenses from affiliated funds were as follows:

Year Ended September 30, 2011	1.73%
Year Ended September 30, 2010	2.03%
Year Ended September 30, 2009	1.75%
Year Ended September 30, 2008	1.67%
Year Ended September 30, 2007	1.67%

9.	Ratio including all expenses of the wholly-owned subsidiary and indirect expenses from affiliated funds were as follows:

Six Months Ended March 30, 2012	1.69%

10.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended March 30, 2012	$1,878,014,780	$1,882,111,139
Year Ended September 30, 2011	$3,961,769,663	$3,820,541,826
Year Ended September 30, 2010	$2,754,184,019	$2,975,421,694
Year Ended September 30, 2009	$5,100,694,441	$4,915,091,623
Year Ended September 30, 2008	$1,979,370,856	$1,852,400,340
Year Ended September 30, 2007	$3,319,818,108	$3,509,387,791
See accompanying Notes to Financial Statements.
86 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Period Ended
March 30, 2012[1,2]
Class I	(Unaudited)

Per Share Operating Data
Net asset value, beginning of period	$4.17

Income (loss) from investment operations:
Net investment income[3]	.04
Net realized and unrealized gain	.03

Total from investment operations	.07

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.04)
Tax return of capital distribution	—

Total dividends and/or distributions to shareholders	(.04)

Net asset value, end of period	$4.20

Total Return, at Net Asset Value[4]	1.76%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10

Average net assets (in thousands)	$10

Ratios to average net assets:[5,6]
Net investment income	6.12%
Expenses excluding interest and fees from borrowings	0.54%
Interest and fees from borrowings	—

Total expenses[7]	0.54%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[8]	0.50%

Portfolio turnover rate[9]	33%

1.	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	For the period from January 27, 2012 (inception of offering) to March 30, 2012.

3.	Per share amounts calculated based on the average shares outstanding during the period.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

7.	Ratio including all expenses of the wholly-owned subsidiary and indirect expenses from affiliated funds were as follows:

Period Ended March 30, 2012	0.56%

8.	Ratio including all expenses of the wholly-owned subsidiary and indirect expenses from affiliated funds were as follows:

Six Months Ended March 30, 2012	0.52%

9.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Period Ended March 30, 2012	$1,878,014,780	$1,882,111,139
See accompanying Notes to Financial Statements.
87 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	March 30, 2012[1]			Year Ended September 30,
Class N	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$4.05	$4.32	$3.92	$3.97	$4.41	$4.19

Income (loss) from investment operations:
Net investment income[2]	.12	.25	.26	.22	.22	.21
Net realized and unrealized gain (loss)	.15	(.28)	.40	(.05)	(.39)	.22

Total from investment operations	.27	(.03)	.66	.17	(.17)	.43

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.11)	(.24)	(.26)	(.16)	(.27)	(.21)
Tax return of capital distribution	—	—	—	(.06)	—	—

Total dividends and/or distributions to shareholders	(.11)	(.24)	(.26)	(.22)	(.27)	(.21)

Net asset value, end of period	$4.21	$4.05	$4.32	$3.92	$3.97	$4.41

Total Return, at Net Asset Value[3]	6.85%	(0.73)%	17.34%	5.14%	(4.17)%	10.42%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$233,464	$225,889	$230,532	$186,857	$186,353	$145,685

Average net assets (in thousands)	$230,024	$237,655	$202,619	$164,067	$175,884	$126,935

Ratios to average net assets:[4,5]
Net investment income	5.61%	5.81%	6.45%	6.34%	5.03%	4.84%
Expenses excluding interest and fees from borrowings	1.37%	1.39%	1.44%	1.47%	1.32%	1.32%
Interest and fees from borrowings	—	— [6]	0.28%	0.01%	—	—

Total expenses	1.37%[7]	1.39%[8]	1.72%[8]	1.48%[8]	1.32%[8]	1.32%[8]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.31%[9]	1.34%	1.68%	1.39%	1.30%	1.31%

Portfolio turnover rate[10]	33%	53%	94%	96%	71%	72%

1.	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6.	Less than 0.005%.

7.	Ratio including all expenses of the wholly-owned subsidiary and indirect expenses from affiliated funds were as follows:

Six Months Ended March 30, 2012	1.39%
88 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

8.	Total expenses including indirect expenses from affiliated funds were as follows:

Year Ended September 30, 2011	1.39%
Year Ended September 30, 2010	1.72%
Year Ended September 30, 2009	1.49%
Year Ended September 30, 2008	1.33%
Year Ended September 30, 2007	1.33%

9.	Ratio including all expenses of the wholly-owned subsidiary and indirect expenses from affiliated funds were as follows:

Six Months Ended March 30, 2012	1.33%

10.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended March 30, 2012	$1,878,014,780	$1,882,111,139
Year Ended September 30, 2011	$3,961,769,663	$3,820,541,826
Year Ended September 30, 2010	$2,754,184,019	$2,975,421,694
Year Ended September 30, 2009	$5,100,694,441	$4,915,091,623
Year Ended September 30, 2008	$1,979,370,856	$1,852,400,340
Year Ended September 30, 2007	$3,319,818,108	$3,509,387,791
See accompanying Notes to Financial Statements.
89 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	March 30, 2012[1]			Year Ended September 30,
Class Y	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$4.05	$4.31	$3.91	$3.96	$4.39	$4.17

Income (loss) from investment operations:
Net investment income[2]	.13	.28	.29	.24	.25	.24
Net realized and unrealized gain (loss)	.15	(.27)	.39	(.05)	(.38)	.22

Total from investment operations	.28	.01	.68	.19	(.13)	.46

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.13)	(.27)	(.28)	(.18)	(.30)	(.24)
Tax return of capital distribution	—	—	—	(.06)	—	—

Total dividends and/or distributions to shareholders	(.13)	(.27)	(.28)	(.24)	(.30)	(.24)

Net asset value, end of period	$4.20	$4.05	$4.31	$3.91	$3.96	$4.39

Total Return, at Net Asset Value[3]	6.91%	0.13%	18.10%	5.67%	(3.33)%	11.28%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$750,467	$706,842	$666,015	$290,726	$313,760	$347,689

Average net assets (in thousands)	$727,874	$718,536	$545,045	$266,712	$220,416	$260,589

Ratios to average net assets:[4,5]
Net investment income	6.19%	6.44%	7.08%	6.82%	5.68%	5.61%
Expenses excluding interest and fees from borrowings	0.78%	0.77%	0.85%	0.79%	0.66%	0.56%
Interest and fees from borrowings	—	— [6]	0.28%	0.01%	—	—

Total expenses	0.78%[7]	0.77%[8]	1.13%[8]	0.80%[8]	0.66%[8]	0.56%[8]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.72%[9]	0.72%	1.05%	0.78%	0.64%	0.55%

Portfolio turnover rate[10]	33%	53%	94%	96%	71%	72%

1.	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6.	Less than 0.005%.

7.	Ratio including all expenses of the wholly-owned subsidiary and indirect expenses from affiliated funds were as follows:

Six Months Ended March 30, 2012	0.80%
90 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

8.	Total expenses including indirect expenses from affiliated funds were as follows:

Year Ended September 30, 2011	0.77%
Year Ended September 30, 2010	1.13%
Year Ended September 30, 2009	0.81%
Year Ended September 30, 2008	0.67%
Year Ended September 30, 2007	0.57%

9.	Ratio including all expenses of the wholly-owned subsidiary and indirect expenses from affiliated funds were as follows:

Six Months Ended March 30, 2012	0.74%

10.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended March 30, 2012	$1,878,014,780	$1,882,111,139
Year Ended September 30, 2011	$3,961,769,663	$3,820,541,826
Year Ended September 30, 2010	$2,754,184,019	$2,975,421,694
Year Ended September 30, 2009	$5,100,694,441	$4,915,091,623
Year Ended September 30, 2008	$1,979,370,856	$1,852,400,340
Year Ended September 30, 2007	$3,319,818,108	$3,509,387,791
See accompanying Notes to Financial Statements.
91 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Global Strategic Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek high current income by investing mainly in debt securities. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class I, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class I and Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class I and Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N shares have separate distribution and/or service plans under which they pay fees. Class I and Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. Class I shares were first publicly offered on January 27, 2012.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Semiannual Period. The last day of the Fund’s semiannual period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.
Structured Securities. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note’s market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold or matures.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued
92 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of March 30, 2012, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or
Delayed Delivery
Basis Transactions

Purchased securities	$362,475,027
Sold securities	10,617,076
The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.
     Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.
     Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities
93 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of March 30, 2012 is as follows:

Cost	$175,190,612
Market Value	$44,164,853
Market Value as a % of Net Assets	0.52%
Investment in Oppenheimer Global Strategic Income Fund (Cayman) Ltd. The Fund has established a Cayman Islands company that is wholly-owned and controlled by the Fund (the “Subsidiary”). The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invests primarily in commodity-linked derivatives (including commodity related futures, options and swap contracts), exchange traded funds and certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. Investments in the Subsidiary are expected to provide the Fund with exposure to commodities markets within the limitations of the federal tax requirements that apply to the Fund. The Subsidiary is subject to the same investment restrictions and guidelines, and follows the same compliance policies and procedures, as the Fund. The Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by the Manager.
     The Fund does not consolidate the assets, liabilities, capital or operations of the Subsidiary into its financial statements. Rather, the Subsidiary is separately presented as an investment in the Fund’s Statement of Investments. Shares of the Subsidiary are valued at their net asset value per share. Gains or losses on withdrawals of capital from the Subsidiary by the Fund are recognized on an average cost basis. Unrealized appreciation or depreciation on the Fund’s investment in the Subsidiary is recorded in the Fund’s Statement of Assets and Liabilities and the Fund’s Statement of Operations. Distributions received from the Subsidiary are recorded as income on the ex-dividend date.
     For tax purposes, the Subsidiary is an exempted Cayman investment company. The Subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes through September of 2030. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, the Subsidiary’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income. For the six months ended March 30, 2012, the Subsidiary has a deficit of $30,741 in its taxable earnings and profits. In addition, any in-kind capital contributions made by the Fund to the Subsidiary will result in the Fund recognizing taxable gain to the extent of unrealized gain, if any, on securities transferred to the Subsidiary while any unrealized losses on securities so transferred will not be recognized at the time of transfer.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market
94 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Investment in Oppenheimer Master Funds. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Event-Linked Bond Fund, LLC (the “Master Funds”). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.
     The investment objective of Oppenheimer Master Loan Fund, LLC is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The investment objective of Oppenheimer Master Event-Linked Bond Fund, LLC is to seek a high level of current income principally derived from interest on debt securities. The Fund’s investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Funds.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the
95 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends. During the fiscal year ended September 30, 2011, the Fund utilized $217,268,853 of capital loss carryforward to offset capital gains realized in that fiscal year. As of September 30, 2011, the Fund had straddle losses of $407,003 and post-October foreign currency losses of $1,388,775 which were deferred. Details of the capital loss carryforwards are included in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.

Expiring
2012	$122,914,725
2016	3,243,816
2017	101,514,149
2018	240,345,967
No expiration	75,866,650

Total	$543,885,307

Of these losses, $27,330,332 are subject to loss limitation rules resulting from merger activity. These limitations generally reduce the utilization of these losses to a maximum of $12,137,845 per year.
     Capital losses with no expiration will be carried forward to future years if not offset by gains in the remaining six months of the Fund’s fiscal year. When increased by capital loss carryforwards in existence at March 30, 2012, the Fund had estimated capital loss
96 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

carryforwards of $468,018,657 expiring in 2018 and $75,866,650 which will not expire. During the six months ended March 30, 2012, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 30, 2012 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$9,152,703,100
Federal tax cost of other investments	342,755,815

Total federal tax cost	$9,495,458,915

Gross unrealized appreciation	$290,232,533
Gross unrealized depreciation	(552,895,774)

Net unrealized depreciation	$(262,663,241)

Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.
Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income
97 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Securities Valuation The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
98 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Valuation Methods and inputs
Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.
     The following methodologies are used to determine the market value or the fair value of the types of securities described below:
     Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.
     Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.
     Structured securities, swaps, swaptions, and other over-the-counter derivatives are valued utilizing evaluated prices obtained from third party pricing services or broker-dealers.
     Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from third party pricing services. When the settlement date of a contract is an interim date for which a quotation is not available, interpolated values are derived using the nearest dated forward currency rate.
99 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2.	Securities Valuation Continued
     Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Standard inputs generally considered
Security Type	by third-party pricing vendors

Corporate debt, government	Reported trade data, broker-dealer price quotations,
debt, municipal, mortgage-backed	benchmark yields, issuer spreads on comparable
and asset-backed securities	securities, the credit quality, yield, maturity, and other
appropriate factors.

Loans	Information obtained from market participants
regarding reported trade data and
broker-dealer price quotations.

Structured securities	Relevant market information such as the
price of underlying financial instruments, stock
market indices, foreign currencies, interest
rate spreads, commodities, or the
occurrence of other specific events.

Swaps	Relevant market information, including
underlying reference assets such as credit
spreads, credit event probabilities,
index values, individual security values,
forward interest rates, variable interest rates,
volatility measures, and forward currency rates.

Event-linked bonds	Information obtained from market participants regarding
reported trade data and broker-dealer price quotations.
If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.
100 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Classifications
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of March 30, 2012 based on valuation input level:

			Level 3
	Level 1—	Level 2	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Wholly-Owned Subsidiary	$—	$1,469,259	$—	$1,469,259
Asset-Backed Securities	—	13,440,499	34,032,600	47,473,099
Mortgage-Backed Obligations	—	1,666,642,863	3,083,049	1,669,725,912
U.S. Government Obligations	—	433,177,448	—	433,177,448
Foreign Government Obligations	—	2,549,222,272	—	2,549,222,272
Loan Participations	—	80,813,368	—	80,813,368
Corporate Bonds and Notes	1,443,138	2,309,074,076	—	2,310,517,214
Preferred Stocks	—	6,321,157	5,930,909	12,252,066
Common Stocks	16,329,207	14,917,277	—	31,246,484
Rights, Warrants and Certificates	—	—	1,125	1,125
Structured Securities	—	296,052,498	20,855,390	316,907,888
Options Purchased	3,874,912	1,892,321	—	5,767,233
Swaptions Purchased	—	35,578,127	—	35,578,127
Investment Companies	105,654,929	1,293,839,249	—	1,399,494,178

Total Investments, at Value	127,302,186	8,702,440,414	63,903,073	8,893,645,673
Other Financial Instruments:
Appreciated swaps, at value	—	9,511,186	—	9,511,186
Depreciated swaps, at value	—	1,970,071	—	1,970,071
Futures margins	1,614,846	—	—	1,614,846
Foreign currency exchange contracts	—	15,529,086	—	15,529,086

Total Assets	$128,917,032	$8,729,450,757	$63,903,073	$8,922,270,862

101 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Securities Valuation Continued

			Level 3
	Level 1—	Level 2	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Liabilities Table
Other Financial Instruments:
Appreciated swaps, at value	$—	$(3,143,178)	$—	$(3,143,178)
Depreciated swaps, at value	—	(10,126,475)	—	(10,126,475)
Appreciated swaptions written, at value	—	(15,574,705)	—	(15,574,705)
Depreciated swaptions written, at value	—	(2,693,008)	—	(2,693,008)
Appreciated options written, at value	(1,672,422)	(336,620)	—	(2,009,042)
Depreciated options written, at value	(810,451)	(399,132)	—	(1,209,583)
Futures margins	(5,429,101)	—	—	(5,429,101)
Foreign currency exchange contracts	—	(22,397,615)	—	(22,397,615)

Total Liabilities	$(7,911,974)	$(54,670,733)	$—	$(62,582,707)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
There have been no significant changes to the fair valuation methodologies of the Fund during the period.
     The net asset value per share of the Subsidiary is determined as of the close of the Exchange, on each day the Exchange is open for trading. The net asset value per share is determined by dividing the value of the Subsidiary’s net assets by the number of shares that are outstanding. The Subsidiary values its investments in the same manner as the Fund as described above.
3. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 30, 2012[1]		Year Ended September 30, 2011
	Shares	Amount	Shares	Amount

Class A
Sold	92,235,366	$380,773,048	248,013,417	$1,071,416,084
Dividends and/or distributions reinvested	35,409,942	145,855,601	70,663,847	303,589,497
Redeemed	(178,391,556)	(735,191,598)	(347,586,613)	(1,499,889,596)

Net decrease	(50,746,248)	$(208,562,949)	(28,909,349)	$(124,884,015)

102 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Six Months Ended March 30, 2012[1]		Year Ended September 30, 2011
	Shares	Amount	Shares	Amount

Class B
Sold	5,786,008	$23,990,818	15,333,850	$66,448,173
Dividends and/or distributions reinvested	1,459,518	6,035,119	3,207,096	13,828,747
Redeemed	(12,086,568)	(49,999,997)	(27,437,132)	(119,216,600)

Net decrease	(4,841,042)	$(19,974,060)	(8,896,186)	$(38,939,680)

Class C
Sold	28,244,142	$116,306,036	67,246,894	$289,327,451
Dividends and/or distributions reinvested	7,506,045	30,871,788	14,585,663	62,522,873
Redeemed	(40,233,423)	(165,700,103)	(75,620,751)	(325,249,803)

Net increase (decrease)	(4,483,236)	$(18,522,279)	6,211,806	$26,600,521

Class I
Sold	2,398	$10,000	—	$—
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	—	—	—	—

Net increase	2,398	$10,000	—	$—

Class N
Sold	8,034,716	$33,180,148	18,963,770	$82,037,573
Dividends and/or distributions reinvested	1,362,062	5,615,832	2,700,968	11,610,969
Redeemed	(9,686,458)	(40,006,800)	(19,292,561)	(83,349,622)

Net increase (decrease)	(289,680)	$(1,210,820)	2,372,177	$10,298,920

Class Y
Sold	31,241,834	$128,675,323	78,483,612	$338,500,436
Dividends and/or distributions reinvested	4,705,613	19,368,550	9,274,828	39,812,222
Redeemed	(32,118,818)	(132,338,428)	(67,474,536)	(291,120,498)

Net increase	3,828,629	$15,705,445	20,283,904	$87,192,160

1.	For the six months ended March 30, 2012, for Class A, Class B, Class C, Class N and Class Y shares, and for the period from January 27, 2012 (inception of offering) to March 30, 2012, for Class I shares.
4. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in the Subsidiary and IMMF, for the six months ended March 30, 2012, were as follows:

	Purchases	Sales

Investment securities	$1,725,346,670	$1,915,541,904
U.S. government and government agency obligations	431,801,665	249,266,411
To Be Announced (TBA) mortgage-related securities	1,878,014,780	1,882,111,139
103 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.75%
Next $200 million	0.72
Next $200 million	0.69
Next $200 million	0.66
Next $200 million	0.60
Next $4 billion	0.50
Over $5 billion	0.48
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 30, 2012, the Fund paid $6,318,442 to OFS for services to the Fund.
      Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N
104 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at March 30, 2012 were as follows:

Class B	$122,946,886
Class C	47,439,596
Class N	4,493,400
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

March 30, 2012	$715,109	$8,568	$246,519	$49,620	$2,931
Waivers and Reimbursements of Expenses. The Manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee it receives from the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary and may not be terminated unless approved by the Fund’s Board of Trustees. During the six months ended March 30, 2012, the Manager waived $3,943.
     The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investments in underlying funds managed by the Manager or its affiliates. During the six months ended March 30, 2012, the Manager waived fees and/or reimbursed the Fund $2,383,031 for management fees.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for Classes A, B, C, N and Y to 0.35% of average annual net assets per class.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
     During the six months ended March 30, 2012, the Manager voluntarily reimbursed the Fund $21,363 for certain transactions. The payment is reported separately in the Statement of Operations and increased the Fund’s total returns by less than 0.005%.
105 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period
106 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of March 30, 2012, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $75,316,789, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, swaptions, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $34,183,527 as of March 30, 2012. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to International Swap and Derivatives Association, Inc. master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.
107 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited/Continued
6. Risk Exposures and the Use of Derivative Instruments Continued
As of March 30, 2012 the Fund has required certain counterparties to post collateral of $10,704,631.
Credit Related Contingent Features. The Fund’s agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.
As of March 30, 2012, the aggregate fair value of derivative instruments with credit related contingent features in a net liability position was $22,858,154 for which the Fund has posted collateral of $15,893,402. If a contingent feature would have been triggered as of March 30, 2012, the Fund could have been required to pay this amount in cash to its counterparties. If the Fund fails to perform under these contracts and agreements, the cash and/or securities posted as collateral will be made available to the counterparty. Cash posted as collateral for these contracts, if any, is reported on the Statement of Assets and Liabilities; securities posted as collateral, if any, are reported on the Statement of Investments.
Valuations of derivative instruments as of March 30, 2012 are as follows:

	Asset Derivatives			Liability Derivatives
Derivatives Not	Statement of			Statement of
Accounted for as	Assets and			Assets and
Hedging Instruments	Liabilities Location	Value		Liabilities Location	Value
Credit contracts	Appreciated swaps, at value	$3,069,676		Appreciated swaps, at value	$3,143,178
Credit contracts	Depreciated swaps, at value	1,970,071		Depreciated swaps, at value	6,013,458
Equity contracts	Appreciated swaps, at value	4,325,629		Depreciated swaps, at value	421,911
Equity contracts	Futures margins	422,086	*	Futures margins	475,915	*
Foreign exchange contracts	Investments, at value	1,852,701	**
Foreign exchange contracts	Unrealized appreciation on foreign currency exchange contracts	15,529,086		Unrealized depreciation on foreign currency exchange contracts	22,397,615
Foreign exchange contracts				Appreciated options written, at value	967,245
Foreign exchange contracts				Depreciated options written, at value	612,582
Interest rate contracts	Appreciated swaps, at value	1,668,574		Depreciated swaps, at value	1,719,715
Interest rate contracts	Futures margins	1,192,760	*	Futures margins	4,953,186	*
Interest rate contracts	Investments, at value	39,492,659	**
108 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Asset Derivatives		Liability Derivatives
Derivatives Not	Statement of		Statement of
Accounted for as	Assets and		Assets and
Hedging Instruments	Liabilities Location	Value	Liabilities Location	Value
Interest rate contracts			Appreciated options written, at value	$1,041,797
Interest rate contracts			Depreciated options written, at value	597,001
Interest rate contracts			Appreciated swaptions written, at value	15,574,705
Interest rate contracts			Depreciated swaptions written, at value	2,693,008
Volatility contracts	Appreciated swaps, at value	$447,307	Depreciated swaps, at value	1,971,391

Total		$69,970,549		$62,582,707

*	Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.

**	Amounts relate to purchased options and swaptions.
The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or (Loss) Recognized on Derivatives
	Investments
	from
	unaffiliated
	companies	Closing and	Closing and
Derivatives Not	(including	expiration	expiration	Closing and
Accounted	premiums on	of option	of swaption	expiration	Foreign
for as Hedging	options	contracts	contracts	of futures	currency	Swap
Instruments	exercised)*	written	written	contracts	transactions	contracts	Total

Credit contracts	$—	$—	$—	$—	$—	$(6,084,354)	$(6,084,354)
Equity contracts	—	—	—	(20,080,342)	—	5,920,033	(14,160,309)
Foreign exchange
contracts	(7,728,519)	12,694,135	—	1,373,313	(52,332,685)	59,835	(45,933,921)
Interest rate contracts	(16,544,196)	17,566,536	9,184,381	9,694,999	—	8,080,420	27,982,140
Volatility contracts	—	—	—	—	—	5,048,465	5,048,465

Total	$(24,272,715)	$30,260,671	$9,184,381	$(9,012,030)	$(52,332,685)	$13,024,399	$(33,147,979)

*	Includes purchased option contracts, purchased swaption contracts and written option contracts exercised, if any.

Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives
					Translation of
					assets and
Derivatives Not					liabilities
Accounted		Option	Swaption		denominated
for as Hedging		contracts	contracts	Futures	in foreign	Swap
Instruments	Investments*	written	written	contracts	currencies	contracts	Total

Credit contracts	$—	$—	$—	$—	$—	$(3,776,884)	$(3,776,884)
Equity contracts	—	—	—	(6,976,519)	—	11,273,551	4,297,032
Foreign exchange
contracts	(5,228,825)	5,816,848	—	—	1,249,103	—	1,837,126
Interest rate contracts	(42,014,345)	67,388	8,052,649	(35,109,599)	—	(6,096,271)	(75,100,178)
Volatility contracts	—	—	—	—	—	26,312	26,312

Total	$(47,243,170)	$5,884,236	$8,052,649	$(42,086,118)	$1,249,103	$1,426,708	$(72,716,592)

*	Includes purchased option contracts and purchased swaption contracts, if any.
109 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited/Continued
6. Risk Exposures and the Use of Derivative Instruments Continued
Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for or sell currencies to acquire related foreign securities purchase and sale transactions, respectively, or to convert foreign currencies to U.S. dollars from related foreign securities transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to take a positive investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to take a negative investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.
     During the six months ended March 30, 2012, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $1,526,488,672 and $2,000,171,536, respectively.
     Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.
110 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a financial instrument, or currency, at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.
     Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.
     Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.
     The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.
     The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.
     The Fund has purchased futures contracts on various equity indexes to increase exposure to equity risk.
     The Fund has sold futures contracts on various equity indexes to decrease exposure to equity risk.
     The Fund has purchased futures contracts on various currencies to increase exposure to foreign exchange rate risk.
     The Fund has sold futures contracts on various currencies to decrease exposure to foreign exchange rate risk.
     During the six months ended March 30, 2012, the Fund had an ending monthly average market value of $1,410,090,492 and $982,442,840 on futures contracts purchased and sold, respectively.
     Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.
111 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Risk Exposures and the Use of Derivative Instruments Continued
Option Activity
The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.
     The Fund has purchased call options on currencies to increase exposure to foreign exchange rate risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.
     The Fund has purchased put options on currencies to decrease exposure to foreign exchange rate risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.
     The Fund has purchased call options on treasury and/or euro futures to increase exposure to interest rate risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.
     The Fund has purchased put options on treasury and/or euro futures to decrease exposure to interest rate risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.
     During the six months ended March 30, 2012, the Fund had an ending monthly average market value of $19,152,076 and $4,600,071 on purchased call options and purchased put options, respectively.
     Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.
     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.
     The Fund has written put options on currencies to increase exposure to foreign exchange rate risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.
112 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

     The Fund has written call options on currencies to decrease exposure to foreign exchange rate risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.
     The Fund has written call options on treasury and/or euro futures to decrease exposure to interest rate risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.
     The Fund has written put options on treasury and/or euro futures to increase exposure to interest rate risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.
     During the six months ended March 30, 2012, the Fund had an ending monthly average market value of $2,171,586 and $3,444,677 on written call options and written put options, respectively.
     Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.
Written option activity for the six months ended March 30, 2012 was as follows:

	Call Options		Put Options
	Number of	Amount of	Number of	Amount of
	Contracts	Premiums	Contracts	Premiums

Options outstanding as of
September 30, 2011	5,987,346,351	$1,744,360	11,143,090,933	$4,723,086
Options written	440,927,662,454	20,114,508	509,112,391,593	30,506,878
Options closed or expired	(443,098,164,901)	(19,268,640)	(507,896,924,542)	(28,135,517)
Options exercised	(605,470,000)	(1,378,016)	(9,162,535,745)	(2,579,861)

Options outstanding as of March 30, 2012	3,211,373,904	$1,212,212	3,196,022,239	$4,514,586

Swap Contracts
The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.
     Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the
113 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Risk Exposures and the Use of Derivative Instruments Continued
swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.
     Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.
Credit Default Swap Contracts. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security, sovereign debt, or a basket of securities (the “reference asset”).
     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.
     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.
     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.
     The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and/or, indexes that are either unavailable or considered to be less attractive in the bond market.
114 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

     The Fund has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and/or, indexes.
     For the six months ended March 30, 2012, the Fund had ending monthly average notional amounts of $213,920,714 and $155,920,714 on credit default swaps to buy protection and credit default swaps to sell protection, respectively.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
Interest Rate Swap Contracts. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.
     The Fund has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. Typically, if relative interest rates rise, payments made by the Fund under a swap agreement will be greater than the payments received by the Fund.
     The Fund has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. Typically, if relative interest rates rise, payments received by the Fund under the swap agreement will be greater than the payments made by the Fund.
     For the six months ended March 30, 2012, the Fund had ending monthly average notional amounts of $155,973,531 and $426,530,512 on interest rate swaps which pay a fixed rate and interest rate swaps which receive a fixed rate, respectively.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
Total Return Swap Contracts. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.
     Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and/or, include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.
     The Fund has entered into total return swaps on various equity securities or indexes to increase exposure to equity risk. These equity risk related total return swaps require the Fund to pay a floating reference interest rate, or an amount equal to the negative price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the contract.
     The Fund has entered into total return swaps on various equity securities or indexes to decrease exposure to equity risk. These equity risk related total return swaps require the Fund to pay an amount equal to the positive price movement of securities or an
115 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Risk Exposures and the Use of Derivative Instruments Continued
index multiplied by the notional amount of the contract. The Fund will receive payments of a floating reference interest rate or an amount equal to the negative price movement of the same securities or index multiplied by the notional amount of the contract.
     For the six months ended March 30, 2012, the Fund had ending monthly average notional amounts of $233,236,218 and $79,489,958 on total return swaps which are long the reference asset and total return swaps which are short the reference asset, respectively.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
Currency Swaps. A currency swap is an agreement between counterparties to exchange different currencies equivalent to the notional value at contract inception and reverse the exchange of the same notional values of those currencies at contract termination. The contract may also include periodic exchanges of cash flows based on a specified index or interest rate.
     The Fund has entered into currency swap contracts with the obligation to pay an interest rate on various foreign currency notional amounts and receive an interest rate on the dollar notional amount in order to take a negative investment perspective on the related currencies for which the Fund receives a payment. These currency swap contracts seek to decrease exposure to foreign exchange rate risk.
     For the six months ended March 30, 2012, the Fund had ending monthly average notional amounts of $1,172,857 on currency swaps.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
     As of March 30, 2012, the Fund had no such currency swap agreements outstanding.
Volatility Swap Contracts. A volatility swap is an agreement between counterparties to exchange periodic payments based on the measured volatility of a reference security, index, currency or other reference investment over a specified time frame. One cash flow is typically based on the volatility of the reference investment as measured by changes in its price or level while the other cash flow is based on an interest rate or the measured volatility of a different reference investment. The appreciation or depreciation on a volatility swap will typically depend on the magnitude of the reference investment’s volatility, or size of the movement, rather than general directional increases or decreases in its price.
     Volatility swaps are less standard in structure than other types of swaps and provide pure, or isolated, exposure to volatility risk of the specific underlying reference investment. Volatility swaps are typically used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of investments held by the Fund.
     The Fund has entered into volatility swaps to increase exposure to the volatility risk of various reference investments. These types of volatility swaps require the fund to pay the measured volatility and receive a fixed interest payment over the period of the
116 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

contract. If the measured volatility of the related reference investment increases over the period, the swaps will depreciate in value. Conversely, if the measured volatility of the related reference investment decreases over the period, the swaps will appreciate in value.
     The Fund has entered into volatility swaps to decrease exposure to the volatility risk of various reference investments. These types of volatility swaps require the fund to pay a fixed interest payment and receive the measured volatility over the period of the contract. If the measured volatility of the related reference investment increases over the period, the swaps will appreciate in value. Conversely, if the measured volatility of the related reference investment decreases over the period, the swaps will depreciate in value.
     For the six months ended March 30, 2012, the Fund had ending monthly average notional amounts of $438,948 and $675,115 on volatility swaps which pay volatility and volatility swaps which receive volatility, respectively.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
Swaption Transactions
The Fund may enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. The purchaser pays a premium to the swaption writer who bears the risk of unfavorable changes in the preset terms on the underlying swap.
     Swaptions are marked to market daily using primarily portfolio pricing services or quotations from counterparties and brokers. Purchased swaptions are reported as a component of investments in the Statement of Investments, the Statement of Assets and Liabilities and the Statement of Operations. Written swaptions are reported on a schedule following the Statement of Investments and their value is reported as a separate asset or liability line item in the Statement of Assets and Liabilities. The net change in unrealized appreciation or depreciation on written swaptions is separately reported in the Statement of Operations. When a swaption is exercised, the cost of the swap is adjusted by the amount of premium paid or received. Upon the expiration or closing of an unexercised swaption contract, a gain or loss is reported in the Statement of Operations for the amount of the premium paid or received.
     The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund writes a swaption it will become obligated, upon exercise of the swaption, according to the terms of the underlying agreement. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. When the Fund purchases a swaption it only risks losing the amount of the premium it paid if the swaption expires unexercised. However, when the Fund exercises a purchased swaption there is a risk that the counterparty will fail to perform or otherwise default on its obligations under the swaption contract.
117 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Risk Exposures and the Use of Derivative Instruments Continued
The Fund purchased swaptions which gives it the option to enter into an interest rate swap in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. A purchased swaption of this type becomes more valuable as the reference interest rate depreciates relative to the preset interest rate.
     The Fund has written swaptions which gives it the obligation, if exercised by the purchaser, to enter into an interest rate swap in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. A written swaption of this type becomes more valuable as the reference interest rate appreciates relative to the preset interest rate.
     During the six months ended March 30, 2012, the Fund had an ending monthly average market value of $14,512,430 and $15,728,923 on purchased and written swaptions, respectively.
Written swaption activity for the six months ended March 30, 2012 was as follows:

	Call Swaptions
	Notional	Amount of
	Amount	Premiums

Swaptions outstanding as of September 30, 2011	$18,780,000	$231,182
Swaptions written	6,823,640,000	53,578,267
Swaptions closed or expired	(1,438,930,000)	(27,760,808)

Swaptions outstanding as of March 30, 2012	$5,403,490,000	$26,048,641

7. Restricted Securities
As of March 30, 2012, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.
8. Pending Litigation
Since 2009, a number of class action, derivative and individual lawsuits have been pending in federal and state courts against OppenheimerFunds, Inc., the Fund’s investment advisor (the “Manager”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities laws and various states’ securities, consumer protection and common law and allege, among
118 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses.
     Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. On September 22, 2011, the court entered an order approving the settlement as fair, reasonable and adequate. In October 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The aforementioned settlements do not resolve other outstanding lawsuits against the Manager and its affiliates relating to BLMIS.
     On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and
119 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
8. Pending Litigation Continued
AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.
     The Manager believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.
120 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

SHAREHOLDER MEETING Unaudited
On February 29, 2012, a shareholder meeting of Oppenheimer Global Strategic Income Fund (the “Fund”) was held at which the twelve Trustees identified below were elected (Proposal No. 1). At the meeting the sub-proposals in (Proposal No. 2) and (Proposal No. 3) were approved as described in the Fund’s proxy statement for that meeting. The following is a report of the votes cast:

Nominee/Proposal
Trustees	For	Withheld

William L. Armstrong	1,221,130,579	33,320,165
Edward L. Cameron	1,222,185,276	32,265,468
Jon S. Fossel	1,222,703,288	31,747,455
Sam Freedman	1,222,329,065	32,121,679
Richard F. Grabish	1,223,424,467	31,026,276
Beverly L. Hamilton	1,223,047,867	31,402,876
Robert J. Malone	1,223,218,579	31,232,164
F. William Marshall, Jr.	1,223,064,117	31,386,626
Victoria J. Herget	1,223,290,815	31,159,928
Karen L. Stuckey	1,223,398,678	31,052,065
James D. Vaughn	1,222,698,645	31,752,098
William F. Glavin, Jr.	1,223,030,579	31,420,164
2a: Proposal to revise the fundamental policy relating to borrowing

For	Against	Abstain	Broker Non Vote

899,390,764	45,860,518	31,246,095	277,953,366
2b-1: Proposal to revise the fundamental policy relating to concentration of investments

For	Against	Abstain	Broker Non Vote

901,079,509	44,078,331	31,339,529	277,953,366
2c: Proposal to remove the fundamental policy relating to diversification of investments

For	Against	Abstain	Broker Non Vote

913,091,061	31,966,596	31,439,714	277,953,366
2e-1: Proposal to revise the fundamental policy relating to lending

For	Against	Abstain	Broker Non Vote

913,399,458	31,013,589	32,084,327	277,953,366
2g-1: Proposal to revise the fundamental policy relating to real estate and commodities

For	Against	Abstain	Broker Non Vote

899,446,229	44,891,955	32,159,189	277,953,366
2h: Proposal to revise the fundamental policy relating to senior securities

For	Against	Abstain	Broker Non Vote

899,899,550	44,637,839	31,959,984	277,953,366
121 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

SHAREHOLDER MEETING Unaudited / Continued
2i: Proposal to revise fundamental policy relating to underwriting

For	Against	Abstain	Broker Non Vote

913,556,916	30,196,779	32,743,678	277,953,366
2o: Proposal to to convert the Fund’s investment objective from fundamental to non-fundamental

For	Against	Abstain	Broker Non Vote

888,514,427	54,526,265	33,456,680	277,953,366
2p: Proposal to approve a change in the Fund’s investment objective

For	Against	Abstain	Broker Non Vote

912,857,485	31,796,665	31,843,219	277,953,366
Proposal 3: To approve an Agreement and Plan of Reorganization that provides for the reorganization of a Fund from a Maryland corporation or Massachusetts business trust, as applicable, into a Delaware statutory trust.

For	Against	Abstain	Broker Non Vote

922,143,358	23,307,869	31,046,147	277,953,366
122 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
123 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Trustees and Officers	William L. Armstrong, Chairman of the Board of Trustees and Trustee
Edward L. Cameron, Trustee
Jon S. Fossel, Trustee
Sam Freedman, Trustee
Beverly L. Hamilton, Trustee
Robert J. Malone, Trustee
F. William Marshall, Jr., Trustee
Richard F. Grabish, Trustee
Victoria J. Herget, Trustee
James D. Vaughn, Trustee
William F. Glavin, Jr., Trustee, President and Principal Executive Officer
Arthur Steinmetz, Vice President
Krishna Memani, Vice President
Joseph Welsh, Vice President
Sara Zervos, Ph.D., Vice President
Arthur S. Gabinet, Secretary and Chief Legal Officer
Christina M. Nasta, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial and Accounting Officer

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Counsel	K&L Gates LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2012 OppenheimerFunds, Inc. All rights reserved.
124 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Financial Statements for Oppenheimer Global Strategic Income Fund (Cayman) Ltd. for the Period Ended March 30, 2012

127	Statement of Assets and Liabilities
128	Statement of Operations
129	Statement of Changes in Net Assets
130	Notes to Financial Statements
126 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

OPPENHEIMER GLOBAL STRATEGIC INCOME FUND (CAYMAN) LTD.
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 30, 20121

Assets
Cash	$1,483,338

Receivables and other assets:
Other	12,649

Total assets	1,495,987
Liabilities
Payables and other liabilities:
Legal, auditing and other professional fees	24,034
Trustees’ compensation	2,694

Total liabilities	26,728
Net Assets	$1,469,259

Composition of Net Assets
Par value of shares of beneficial interest	$150

Additional paid-in capital	1,499,850

Accumulated net investment loss	(30,741)

Net Assets—applicable to 15,000 shares of beneficial interest outstanding	$1,469,259

Net Asset Value, Redemption Price Per Share and Offering Price Per Share	$97.95
1. March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
127 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

OPPENHEIMER GLOBAL STRATEGIC INCOME FUND (CAYMAN) LTD.
STATEMENT OF OPERATIONS Unaudited
For the Period Ended March 30, 20121,2

Expenses
Legal, auditing and other professional fees	$24,034

Management fees	3,973

Trustees’ compensation	2,695

Other	39

Total expenses	30,741

Net Investment Loss	(30,741)

Net Decrease in Net Assets Resulting from Operations	$(30,741)

1.     March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.
2.     For the period from November 21, 2011 (commencement of operation) to March 30, 2012.
See accompanying Notes to Financial Statements.
128 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

OPPENHEIMER GLOBAL STRATEGIC INCOME FUND (CAYMAN) LTD.
STATEMENT OF CHANGES IN NET ASSETS Unaudited

Period Ended
March 30, 2012[1,2]

Operations
Net investment loss	$(30,741)

Net decrease in net assets resulting from operations	(30,741)
Capital Transactions
Net increase in net assets resulting from capital transactions	1,500,000
Net Assets
Total increase	1,469,259

Beginning of period	—

End of period (including accumulated net investment loss of $30,741 for the period ended March 30, 2012)	$1,469,259

1.     March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.
2.     For the period from November 21, 2011 (commencement of operations) to March 30, 2012.
See accompanying Notes to Financial Statements.
129 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

OPPENHEIMER GLOBAL STRATEGIC INCOME FUND (CAYMAN) LTD.
NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Global Strategic Income Fund (Cayman) Ltd. (the “Fund”) is organized as a Cayman Islands Company Limited by Shares. The Fund intends to carry on the business of an investment company and to acquire, invest in and hold by way of investment, sell and deal primarily in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts) and exchange traded funds. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”). The Sub-Adviser is Oppenheimer Real Asset Management, Inc. (“ORAMI” or the “Sub-Adviser”), a wholly-owned subsidiary of the Manager. As of March 30, 2012, 100% of the Fund was owned by Oppenheimer Global Strategic Income Fund (“OGSIF”). The Manager is also the investment adviser of OGSIF. The Fund commenced operations on November 21, 2011.
     The beneficial interest of each investor in the Fund is represented by units of participating shares. The Fund’s directors may further designate classes of participating shares and series within each class. As of March 30, 2012, the directors have not designated classes or series of outstanding participating shares. During the period ended March 30, 2012, all income, profits, losses and expenses, if any, of the Fund were allocated pro rata to all participating shares of the Fund. Issuance of additional participating shares is at the discretion of the Fund’s directors.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Semiannual Period. The last day of the Fund’s semiannual period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.
Income Taxes. The Fund has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes through September of 2030. No such taxes are levied in the Cayman Islands at the present time. The Fund is a Controlled Foreign Corporation under U.S. tax laws and as such is not subject to U.S. income tax. Therefore, the Fund is not required to record a tax provision.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, if any, are declared and paid annually from the Fund’s tax basis earnings and profits. Distributions are recorded on ex-dividend date.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
130 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Securities Valuation
The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
Valuation Methods and inputs
Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.
     The following methodologies are used to determine the market value or the fair value of the types of securities described below:
     Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign
131 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

OPPENHEIMER GLOBAL STRATEGIC INCOME FUND (CAYMAN) LTD.
NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Securities Valuation Continued
issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.
     Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.
A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Standard inputs generally considered
Security Type	by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
132 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
3. Capital Transactions
The Fund has authorized 5,000,000 participating shares of $0.01 par value per share. The Fund issued 15,000 participating shares for $1,500,000 on November 21, 2011 in conjunction with OGSIF’s initial capitalization of the Fund. All subsequent capital contributions and withdrawals did not have participating shares associated with the transaction.
Capital transactions were as follows:

Period Ended March 30, 2012[1]
Amount

Contributions	$1,500,000
Withdrawals	—

Net increase	$1,500,000

1.	For the period from November 21, 2011 (commencement of operations) to March 30, 2012.
4. Expenses
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.75%
Next $200 million	0.72
Next $200 million	0.69
Next $200 million	0.66
Next $200 million	0.60
Next $4 billion	0.50
Over $5 billion	0.48
133 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

OPPENHEIMER GLOBAL STRATEGIC INCOME FUND (CAYMAN) LTD.
NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Expenses Continued
Sub-Adviser Fees. The Manager retains the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser a fee in monthly installments, based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.375%
Next $200 million	0.360
Next $200 million	0.345
Next $200 million	0.330
Next $200 million	0.300
Next $4 billion	0.250
Over $5 billion	0.240
The Fund shall bear all fees and expenses related to the business and affairs of the Fund, including among others, directors’ fees, audit fees, custodian fees and expenses in connection with the purchase and sale of securities and other Fund assets.
5. Financial Highlights
The following represents the total return of the Fund for the period ended March 30, 2012. Total return was calculated based upon the daily returns of the Fund during this period. The calculation has not been annualized for reporting purposes:

Period Ended March 30, 2012[1]	(2.05)%
The following represents certain financial ratios of the Fund for the periods noted. The computation of the net investment income and total expense ratios was based upon the daily net assets of the Fund during these periods. The calculations have been annualized for reporting purposes:

Period Ended March 30, 2012[1]

Ratios to average net assets:
Net investment income (loss)	(5.76)%
Total expenses	5.76%

1.	For the period from November 21, 2011 (commencement of operations) through March 30, 2012.
6. Pending Litigation
Since 2009, a number of class action, derivative and individual lawsuits have been pending in federal and state courts against OppenheimerFunds, Inc., the Fund’s investment advisor (the “Manager”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities laws and
134 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

various states’ securities, consumer protection and common law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses.
     Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. On September 22, 2011, the court entered an order approving the settlement as fair, reasonable and adequate. In October 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The aforementioned settlements do not resolve other outstanding lawsuits against the Manager and its affiliates relating to BLMIS.
     On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory
135 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

OPPENHEIMER GLOBAL STRATEGIC INCOME FUND (CAYMAN) LTD.
NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Pending Litigation Continued
damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.
     The Manager believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.
7. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through May 16, 2012, the date the financial statements were available to be issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
136 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
137 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

PRIVACY POLICY NOTICE
Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).
138 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a)	Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 3/30/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1)	Not applicable to semiannual reports.

	(2)	Exhibits attached hereto.

	(3)	Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Global Strategic Income Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 5/8/2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 5/8/2012

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date: 5/8/2012